UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22227

New York Life Investments ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
New York Life Investment Management LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

NYLI Hedge Multi-Strategy Tracker ETF

QAI/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI Hedge Multi-Strategy Tracker ETF (formerly, IQ Hedge Multi-Strategy Tracker ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Hedge Multi-Strategy Tracker ETF	$55	0.54%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was supported by positive contributions from credit-sensitive exposures, including convertibles, investment-grade floating rate debt and bank loans, in an environment of elevated interest rates and stable corporate fundamentals. Equity exposures in developed international and emerging markets also added to returns, benefiting from a late-period rotation into non-U.S. equities and a weakening U.S. dollar. The Fund’s multi-strategy design provided broad-based diversification, helping to offset underperformance in market-neutral and managed futures strategies and reinforcing its role as a low-beta, volatility-dampening alternative with stable performance across shifting market regimes.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Convertible bonds (long positions)

Benefited from their asymmetric return profile, participating in equity upside while maintaining defensive fixed income characteristics during rising volatility

Contributed

Floating rate investment-grade debt (long positions)

Buoyed performance due to a high-rate, low-default environment, strong carry, stable credit spreads and healthy corporate balance sheets

Contributed

Contributed

International equity (long positions)

Boosted by a late-period rotation into developed international markets, driven by U.S. capital flight and dollar weakness

Equity market neutral (short positions)

Detracted as rising cross-sectional dispersion and a volatility resurgence helped fuel a rebound

Detracted

U.S. small-cap core (long positions)

Weighed on performance amid persistently tight credit conditions and the specter of an economic downturn

Detracted

International Treasury (short positions)

Detracted as foreign sovereign bond prices rallied late in the period in anticipation of forthcoming rate cuts

Detracted

7889834

MEQAI11-06/25

NYLI Hedge Multi-Strategy Tracker ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Hedge Multi-Strategy Tracker ETF - NAV 12,058	NYLI Hedge Multi-Strategy Index13,019	Russell 3000® Index30,174	Barclay Hedge Fund Index15,942	S&P 500® Index (Net)30,280
4/15	10,000	10,000	10,000	10,000	10,000
4/16	9,721	9,850	9,982	9,660	10,055
4/17	9,761	10,038	11,837	10,612	11,781
4/18	10,175	10,521	13,382	11,332	13,266
4/19	10,334	10,718	15,079	11,441	14,966
4/20	10,227	10,678	14,922	11,003	15,005
4/21	11,353	11,933	22,520	14,085	21,795
4/22	10,581	11,180	21,819	13,753	21,750
4/23	10,653	11,331	22,146	13,686	22,214
4/24	11,516	12,307	27,085	15,028	27,122
4/25	12,058	13,019	30,174	15,942	30,280

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
NYLI Hedge Multi-Strategy Tracker ETF - NAV	3/25/2009	4.71%	3.35%	1.89%
NYLI Hedge Multi-Strategy IndexFootnote Reference1		5.79%	4.04%	2.67%
Russell 3000®IndexFootnote Reference2		11.40%	15.12%	11.68%
S&P 500® Index (Net)Footnote Reference3		11.64%	15.08%	11.72%
Barclay Hedge Fund IndexFootnote Reference4		6.08%	7.70%	4.77%
Footnote	Description
Footnote1	The NYLI Hedge Multi-Strategy Index is the underlying index of the Fund. The NYLI Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics over longer term periods and not on a daily basis.
Footnote2	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market, as a replacement for the S&P 500® Index (Net).
Footnote3	The S&P 500® Index (Net) is a well-known broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general.
Footnote4	The Barclay Hedge Fund Index is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889834

MEQAI11-06/25

NYLI Hedge Multi-Strategy Tracker ETF | 2

Key Fund Statistics

Fund's net assets	$689,032,671
Total number of portfolio holdings	108
Total advisory fees paid	$3,334,180
Portfolio turnover rate	65%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

iShares Floating Rate Bond ETF	13.6%
Vanguard Short-Term Treasury ETF	10.0%
Vanguard FTSE Developed Markets ETF	7.9%
Franklin Senior Loan ETF	6.8%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
SPDR Bloomberg Convertible Securities ETF	5.1%
iShares 0-5 Year TIPS Bond ETF	4.6%
iShares National Muni Bond ETF	4.4%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.3%
Vanguard Tax-Exempt Bond Index ETF	4.0%

*  Excluding short-term investments

Portfolio Composition

Floating Rate - Investment Grade Funds	17.9%
Treasury Inflation Protected Securities Funds	10.0%
U.S. Short Term Treasury Bond Fund	10.0%
Short-Term Investments	9.7%
Convertible Bond Funds	8.6%
Municipal Bond Funds	8.4%
International Equity Core Fund	7.9%
Bank Loan Fund	6.7%
Emerging Markets Funds	5.0%
Merger Arbitrage Funds	3.9%
Preferred Fund	3.8%
U.S. Small Cap Core Fund	3.4%
U.S. Momentum Fund	2.6%
U.S. Large Cap Core Funds	2.4%
Agriculture Fund	2.4%
Managed Futures Funds	2.3%
U.S. Sector Funds	1.4%
Broad Funds	1.1%
U.S. Mid Cap Core Fund	1.1%
BRIC Equity Fund	0.8%
China Fund	0.3%
Other Asset and Liabilities	(9.7)%

7889834

MEQAI11-06/25

NYLI Hedge Multi-Strategy Tracker ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Hedge Multi-Strategy Tracker ETF” to “NYLI Hedge Multi-Strategy Tracker ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889834

MEQAI11-06/25

NYLI Hedge Multi-Strategy Tracker ETF | 4

NYLI Merger Arbitrage ETF

MNA/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI Merger Arbitrage ETF (formerly, IQ Merger Arbitrage ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NYLI Merger Arbitrage ETF	$80	0.76%

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was influenced by broad macroeconomic conditions, including elevated interest rates, cooling but volatile inflation and generally resilient equity markets that supported risk appetite. Steady mergers and acquisitions ("M&A") activity over most of the reporting period provided ample arbitrage opportunities, while regulatory scrutiny, buyer/seller valuation gaps and higher borrowing costs contributed to wider spreads and attractive risk-adjusted returns. Although tariff threats and their eventual implementation weighed on sentiment toward the end of the reporting period, overall deal completion rates remained high and Fund performance benefited from strong deal selection, favorable sector positioning, disciplined hedging in stock-financed transactions and the Fund’s low beta, low correlation return profile.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Materials

Favorable deal outcomes, robust sector M&A activity and strong risk-adjusted returns from select deals

Contributed

Information technology

Broad-based contribution supported by opportune positioning in high value deals and well-calibrated hedging

Contributed

Contributed

Health care

Outsized contribution from deal selection

Communication services

Deal selection and heightened regulatory scrutiny

Detracted

Sector hedges

Performance of legacy sector hedges † disconnected from idiosyncratic deal risks

Detracted

Real estate

Outsized impact of deal selection and tariff-related market disruptions

Detracted

7889841

MEMNA11-06/25

NYLI Merger Arbitrage ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Merger Arbitrage ETF - NAV 12,527	NYLI Merger Arbitrage Index13,475	MSCI World® Index (Net)24,424	Barclay Merger Arbitrage Index16,443	S&P 500® Index (Net)30,280
4/15	10,000	10,000	10,000	10,000	10,000
4/16	9,921	10,123	9,583	10,560	10,055
4/17	10,553	10,846	10,987	11,287	11,781
4/18	10,739	11,095	12,439	11,343	13,266
4/19	11,009	11,420	13,245	12,028	14,966
4/20	11,021	11,477	12,715	11,978	15,005
4/21	12,020	12,603	18,478	14,472	21,795
4/22	11,374	12,040	17,828	14,543	21,750
4/23	11,350	12,111	18,394	14,771	22,214
4/24	11,207	12,073	21,776	15,557	27,122
4/25	12,527	13,475	24,424	16,443	30,280

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
NYLI Merger Arbitrage ETF - NAV	11/17/2009	11.59%	2.56%	2.26%
NYLI Merger Arbitrage IndexFootnote Reference1		11.61%	3.26%	2.93%
MSCI World® Index (Net)Footnote Reference2		12.16%	13.95%	9.34%
S&P 500® Index (Net)Footnote Reference3		11.64%	15.08%	11.72%
Barclay Merger Arbitrage IndexFootnote Reference4		5.70%	6.54%	5.10%
Footnote	Description
Footnote1	The NYLI Merger Arbitrage Index is the underlying index of the Fund. The NYLI Merger Arbitrage Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets, including the U.S., and which are involved in announced mergers, acquisitions and other buyout-related transactions.
Footnote2	The MSCI World®Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Footnote3	The S&P 500® Index (Net) is a well-known broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general.
Footnote4	The Barclay Merger Arbitrage Index is a measure of the average net returns of all reporting merger arbitrage funds in the Barclay Hedge database.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889841

MEMNA11-06/25

NYLI Merger Arbitrage ETF | 2

Key Fund Statistics

Fund's net assets	$233,272,818
Total number of portfolio holdings	49
Total advisory fees paid	$1,784,479
Portfolio turnover rate	317%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	4.5%
iShares Short Treasury Bond ETF	4.5%
Frontier Communications Parent, Inc.	4.5%
Kellanova	4.5%
Spirit AeroSystems Holdings, Inc., Class A	3.9%
Innergex Renewable Energy, Inc.	3.9%
Just Eat Takeaway.com NV	3.8%
Interpublic Group of Cos., Inc. (The)	3.8%
ALLETE, Inc.	3.5%
Walgreens Boots Alliance, Inc.	3.0%

*  Excluding short-term investments

Top Industries

Short-Term Investments	17.8%
Industrials	15.3%
Financials	14.2%
Consumer Discretionary	11.0%
Communication Services	10.2%
Fixed Income Fund	9.0%
Consumer Staples	7.5%
Utilities	7.4%
Materials	3.0%
Energy	2.1%

7889841

MEMNA11-06/25

NYLI Merger Arbitrage ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Merger Arbitrage ETF” to “NYLI Merger Arbitrage ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

†The Fund changed certain principal investment strategies regarding deal entry and exit, position weighting, and hedging in line with the Fund's underlying index.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889841

MEMNA11-06/25

NYLI Merger Arbitrage ETF | 4

NYLI Candriam International Equity ETF

IQSI/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI Candriam International Equity ETF (formerly, IQ Candriam International Equity ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam International Equity ETF	$16	0.15%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was driven by macroeconomic developments, as well as sector- and country-specific trends. Returns benefited from strengthening developed international equity markets as the fallout from escalating U.S. tariffs reoriented investor expectations around global growth, and as trade tensions and protectionist policy shifts triggered capital outflows from the United States, boosting demand for international equities. While financials and rate-sensitive sectors benefited from cooling inflation and resilient economic conditions, export-heavy markets faced pressure from new tariff barriers, rising input costs and murky cross-border demand, particularly in energy, materials, autos and semiconductors.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Financials

Delivered the greatest contribution to returns, spurred by a supportive monetary backdrop, cooling inflation, economic resilience, regulatory tailwinds and region-specific growth initiatives

Contributed

Germany

Delivered the largest country-level contribution, supported by strong performance across financials, information technology, and industrials amid a large-scale stimulus plan and warming investor sentiment

Contributed

Contributed

Japan

Added meaningfully to returns, particularly in the information technology, financials and consumer discretionary sectors, driven by accommodative monetary policy, encouraging corporate governance and capital markets reforms, robust earnings and tariff-driven U.S. capital flight

Energy

Detracted from returns amid falling commodity prices, softening current and nebulous future demand, abundant production, and policy-related uncertainty

Detracted

Netherlands

Detracted primarily due to the lagging performance of semiconductor equipment maker AMSL, as sentiment turned against high-growth chipmakers exposed to export restrictions and artificial intelligence-related supply chain disruption

Detracted

Denmark

Detracted overwhelmingly due to a sharp decline in mega-cap pharmaceutical maker Novo Nordisk

Detracted

7889775

MEIQSI11-06/25

NYLI Candriam International Equity ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Candriam International Equity ETF - NAV 14,405	NYLI Candriam International Equity Index14,562	MSCI EAFE® Index (Net)14,120
12/17/2019	10,000	10,000	10,000
4/20	8,382	8,373	8,240
4/21	11,856	11,877	11,526
4/22	10,929	10,969	10,587
4/23	11,801	11,863	11,478
4/24	12,903	13,015	12,543
4/25	14,405	14,562	14,120

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI Candriam International Equity ETF - NAV	12/17/2019	11.63%	11.44%	7.03%
NYLI Candriam International Equity IndexFootnote Reference1		11.88%	11.70%	7.24%
MSCI EAFE® Index (Net)Footnote Reference2		12.57%	11.37%	6.63%
Footnote	Description
Footnote1	The NYLI Candriam International Equity Index is the underlying index of the Fund. The NYLI Candriam International Equity Index is designed to deliver exposure to equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology.
Footnote2	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889775

MEIQSI11-06/25

NYLI Candriam International Equity ETF | 2

Key Fund Statistics

Fund's net assets	$208,429,463
Total number of portfolio holdings	585
Total advisory fees paid	$268,978
Portfolio turnover rate	22%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

SAP SE	2.6%
Nestle SA	2.4%
ASML Holding NV	2.2%
Roche Holding AG	2.1%
Novartis AG	1.9%
AstraZeneca PLC	1.9%
Toyota Motor Corp.	1.9%
Commonwealth Bank of Australia	1.6%
Siemens AG	1.5%
Sony Group Corp.	1.4%

*  Excluding short-term investments

Top Countries

Japan	27.0%
United States	11.1%
United Kingdom	10.9%
Germany	9.7%
Australia	7.9%
France	5.3%
Netherlands	5.1%
Switzerland	4.3%
Spain	2.7%
Italy	2.3%

7889775

MEIQSI11-06/25

NYLI Candriam International Equity ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Candriam International Equity ETF” to “NYLI Candriam International Equity ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889775

MEIQSI11-06/25

NYLI Candriam International Equity ETF | 4

NYLI Candriam U.S. Mid Cap Equity ETF

IQSM/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI Candriam U.S. Mid Cap Equity ETF (formerly, IQ Candriam U.S. Mid Cap Equity ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam U.S. Mid Cap Equity ETF	$15	0.15%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund reflected a market shaped by early economic resilience and policy optimism, followed by disruptive shifts under the Trump administration and sector-specific pressures. Gains in financials, real estate and mid-cap technology were supported by consumer strength, stable interest rates and expectations for deregulation, while health care, industrials and energy lagged amid tariff-related costs, regulatory uncertainty and weakening sentiment. The Fund’s performance mirrored broader mid-cap trends, with select domestically focused exposures benefiting from pro-growth policies, despite headwinds from trade volatility, inflation, rate uncertainty and sector dispersion.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Financials

Benefited from stable interest rates, consumer resilience, deregulation expectations, and robust domestic lending and banking activity

Contributed

Real estate

Gained on easing inflation and resilient property demand, along with an investor rotation into income-generating assets

Contributed

Contributed

Information technology

Rose on artificial intelligence-led productivity gains and steady demand for related software and infrastructure

Health care

Faced regulatory scrutiny over drug pricing and weak sentiment toward mid-cap biotech and services firms

Detracted

Industrials

Experienced tariff-driven cost pressures and supply chain disruptions that undermined margins and investor sentiment

Detracted

Energy

Declined due to falling commodity prices, softening current and nebulous future demand, abundant production and policy-related uncertainty

Detracted

7889815

MEIQSM11-06/25

NYLI Candriam U.S. Mid Cap Equity ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Candriam U.S. Mid Cap Equity ETF - NAV 12,203	NYLI Candriam U.S. Mid Cap Equity Index12,259	Russell 3000® Index14,966	Russell Midcap® Index13,527
10/25/2022	10,000	10,000	10,000	10,000
4/23	10,685	10,695	10,984	10,831
4/24	12,044	12,079	13,434	12,602
4/25	12,203	12,259	14,966	13,527

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI Candriam U.S. Mid Cap Equity ETF - NAV	10/25/2022	1.32%	8.23%
NYLI Candriam U.S. Mid Cap Equity IndexFootnote Reference1		1.50%	8.42%
Russell 3000®IndexFootnote Reference2		11.40%	17.36%
Russell Midcap®IndexFootnote Reference3		7.33%	12.74%
Footnote	Description
Footnote1	The NYLI Candriam U.S. Mid Cap Equity Index is the underlying index of the Fund. The NYLI Candriam U.S. Mid Cap Equity Index is designed to deliver exposure to U.S. mid-cap equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology.
Footnote2	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, as a replacement for the Russell Midcap® Index.
Footnote3	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe and is a subset of the Russell 1000® Index, which includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889815

MEIQSM11-06/25

NYLI Candriam U.S. Mid Cap Equity ETF | 2

Key Fund Statistics

Fund's net assets	$198,387,658
Total number of portfolio holdings	226
Total advisory fees paid	$300,942
Portfolio turnover rate	47%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Insulet Corp.	1.0%
Nutanix, Inc., Class A	0.9%
Sprouts Farmers Market, Inc.	0.9%
Tapestry, Inc.	0.9%
Docusign, Inc.	0.9%
Guidewire Software, Inc.	0.9%
Yum China Holdings, Inc.	0.9%
F5, Inc.	0.8%
Equitable Holdings, Inc.	0.8%
BJ's Wholesale Club Holdings, Inc.	0.8%

*  Excluding short-term investments

Top Industries

Industrials	18.0%
Consumer Discretionary	16.2%
Information Technology	15.4%
Financials	13.7%
Health Care	11.1%
Real Estate	9.6%
Consumer Staples	6.0%
Materials	5.0%
Communication Services	2.3%
Energy	2.0%

7889815

MEIQSM11-06/25

NYLI Candriam U.S. Mid Cap Equity ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Candriam U.S. Mid Cap Equity ETF” to “NYLI Candriam U.S. Mid Cap Equity ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889815

MEIQSM11-06/25

NYLI Candriam U.S. Mid Cap Equity ETF | 4

NYLI Candriam U.S. Large Cap Equity ETF

IQSU/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI Candriam U.S. Large Cap Equity ETF (formerly, IQ Candriam U.S. Large Cap Equity ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam U.S. Large Cap Equity ETF	$9	0.09%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was led by growth-oriented sectors and a rebound in financials, supported by robust corporate earnings, steady economic growth and investor enthusiasm for artificial intelligence (“AI”)-linked companies. Early gains were driven by a narrow group of large-cap technology and consumer names that had led the market in prior periods, but their dominance faded as rising competition from China, escalating trade tensions and growing skepticism about U.S. economic leadership weighed on sentiment. Returns were constrained by sharp declines in semiconductor and high-growth technology stocks late in the reporting period due to renewed tariff risks and political uncertainty.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Apple Inc.

Benefited from strong iPhone sales, services growth and sustained investor confidence in mega-cap tech

Contributed

Tesla Inc.

Delivered outsized gains as margins improved, optimism around its autonomous and energy businesses grew, and a sharp initial post-election rally fueled returns

Contributed

Contributed

Microsoft Corp.

Posted strong returns due to continued cloud growth and leadership in generative AI adoption and innovation

NVIDIA Corp.

Detracted significantly despite strong fundamentals, as renewed trade tensions, chip restrictions and rising geopolitical risks regarding AI supply chains weighed on performance

Detracted

Amazon.com Inc.

Lagged due to adverse macro conditions that arose toward the end of the reporting period, combined with subsequent disappointing earnings guidance, slower revenue and profit growth, rising costs from aggressive AI and logistics investments, intensifying competition and ongoing regulatory scrutiny

Detracted

Advanced Micro Devices Inc.

Underperformed as sentiment turned against high-growth chipmakers exposed to export restrictions and AI supply chain disruption

Detracted

7889805

MEIQSU11-06/25

NYLI Candriam U.S. Large Cap Equity ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Candriam U.S. Large Cap Equity ETF - NAV 19,104	NYLI Candriam U.S. Large Cap Equity Index19,199	Russell 3000® Index18,348	S&P 500® Index18,974
12/17/2019	10,000	10,000	10,000	10,000
4/20	9,642	9,638	9,074	9,188
4/21	14,352	14,367	13,694	13,413
4/22	14,526	14,553	13,267	13,441
4/23	14,788	14,823	13,467	13,800
4/24	17,895	17,957	16,470	16,927
4/25	19,104	19,199	18,348	18,974

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI Candriam U.S. Large Cap Equity ETF - NAV	12/17/2019	6.75%	14.66%	12.80%
NYLI Candriam U.S. Large Cap Equity IndexFootnote Reference1		6.92%	14.78%	12.91%
Russell 3000®IndexFootnote Reference2		11.40%	15.12%	11.96%
S&P 500®IndexFootnote Reference3		12.10%	15.61%	12.66%
Footnote	Description
Footnote1	The NYLI Candriam U.S. Large Cap Equity Index is the underlying index of the Fund. The NYLI Candriam U.S. Large Cap Equity Index is designed to deliver exposure to U.S. large-cap equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market capitalization weighting methodology.
Footnote2	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, as a replacement for the S&P 500® Index (Net).
Footnote3	The S&P 500® Index is a well-known broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889805

MEIQSU11-06/25

NYLI Candriam U.S. Large Cap Equity ETF | 2

Key Fund Statistics

Fund's net assets	$342,145,364
Total number of portfolio holdings	277
Total advisory fees paid	$290,836
Portfolio turnover rate	34%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Microsoft Corp.	10.4%
Apple, Inc.	9.2%
Alphabet, Inc., Class A and C	4.8%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.3%
Visa, Inc., Class A	2.5%
Mastercard, Inc., Class A	1.8%
Procter & Gamble Co. (The)	1.6%
Home Depot, Inc. (The)	1.5%
Bank of America Corp.	1.1%

*  Excluding short-term investments

Top Industries

Information Technology	33.9%
Financials	16.8%
Consumer Discretionary	14.1%
Industrials	6.9%
Communication Services	6.9%
Health Care	6.2%
Consumer Staples	5.1%
Real Estate	3.6%
Materials	3.1%
Energy	1.8%

7889805

MEIQSU11-06/25

NYLI Candriam U.S. Large Cap Equity ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Candriam U.S. Large Cap Equity ETF” to “NYLI Candriam U.S. Large Cap Equity ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889805

MEIQSU11-06/25

NYLI Candriam U.S. Large Cap Equity ETF | 4

NYLI FTSE International Equity Currency Neutral ETF

HFXI/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NYLI FTSE International Equity Currency Neutral ETF	$21	0.20%

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was affected by a decisive shift in global market leadership. Early strength in the U.S. economy, equity markets and the dollar gave way to a late-period reversal marked by international equity outperformance and heightened currency volatility. The Fund’s 50% currency hedging strategy provided ballast-moderating currency-driven swings while preserving participation in both international equity gains and currency appreciation.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Currency Hedge (50%)

Preserved partial gains from foreign currency appreciation as the U.S. dollar weakened and international equities advanced late in the period

Contributed

Financials

Produced the strongest sector contributor to returns—particularly from favorable positioning in the UK, Japan and Germany

Contributed

Contributed

Industrials

Buoyed by a resurgence in international industrials, notably towards the end of the reporting period, as trade tensions intensified and supply chains realigned

Energy

Weighed on performance as the price of oil plunged amid trade hostilities, abundant production and demand uncertainty

Detracted

Denmark

Undermined performance largely due to sharp declines in mega-cap pharmaceutical maker Novo Nordisk

Detracted

South Korea

Impacted by political instability and trade war uncertainty

Detracted

7889819

MEHFXI11-06/25

NYLI FTSE International Equity Currency Neutral ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI FTSE International Equity Currency Neutral ETF - NAV 18,871	FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index19,570	MSCI EAFE® Index (Net)17,092	FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index21,900	FTSE Developed ex North America Net Tax (US RIC) Index17,307
7/22/2015	10,000	10,000	10,000	10,000	10,000
4/16	8,967	9,035	9,121	8,862	9,204
4/17	10,338	10,476	10,151	10,604	10,332
4/18	11,664	11,905	11,624	11,823	11,958
4/19	11,616	11,844	11,250	12,211	11,455
4/20	10,485	10,717	9,974	11,227	10,197
4/21	14,483	14,867	13,952	15,123	14,554
4/22	14,025	14,408	12,815	15,613	13,226
4/23	15,190	15,667	13,895	17,210	14,158
4/24	17,341	17,927	15,184	20,515	15,531
4/25	18,871	19,570	17,092	21,900	17,307

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI FTSE International Equity Currency Neutral ETF - NAV	7/22/2015	8.82%	12.47%	6.71%
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) IndexFootnote Reference1		9.16%	12.80%	7.11%
MSCI EAFE® Index (Net)Footnote Reference2		12.57%	11.37%	5.64%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) IndexFootnote Reference3		6.75%	14.30%	8.35%
FTSE Developed ex North America Net Tax (US RIC) IndexFootnote Reference4		11.44%	11.16%	5.77%
Footnote	Description
Footnote1	The FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index is the underlying index of the Fund. The FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index is an equity benchmark of international stocks from developed markets, with approximately half of the currency exposure of the securities included in the Underlying Index “hedged” against the U.S. dollar on a monthly basis.
Footnote2	In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which consists of international stocks representing the developed world outside of North America, as a replacement for the FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index.
Footnote3	The FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index, is comprised of large and mid-cap stocks in developed markets, excluding the U.S. and Canada and represents the performance without any impact from foreign exchange fluctuations.
Footnote4	The FTSE Developed ex North America Net Tax (US RIC) Index, is comprised of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889819

MEHFXI11-06/25

NYLI FTSE International Equity Currency Neutral ETF | 2

Key Fund Statistics

Fund's net assets	$961,475,502
Total number of portfolio holdings	907
Total advisory fees paid	$1,523,365
Portfolio turnover rate	16%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

SAP SE	1.6%
Nestle SA	1.4%
ASML Holding NV	1.3%
Roche Holding AG	1.2%
Novartis AG	1.2%
Toyota Motor Corp.	1.1%
Samsung Electronics Co., Ltd., 0.00%	1.1%
AstraZeneca PLC	1.1%
Novo Nordisk A/S, Class B	1.1%
Shell PLC	1.0%

*  Excluding short-term investments

Top Countries

Japan	23.7%
United Kingdom	10.7%
Germany	9.1%
United States	8.9%
France	8.4%
Australia	6.9%
Switzerland	4.4%
South Korea	4.0%
Netherlands	3.6%
Italy	3.1%

7889819

MEHFXI11-06/25

NYLI FTSE International Equity Currency Neutral ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ FTSE International Equity Currency Neutral ETF” to “NYLI FTSE International Equity Currency Neutral ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889819

MEHFXI11-06/25

NYLI FTSE International Equity Currency Neutral ETF | 4

NYLI U.S. Large Cap R&D Leaders ETF

LRND/The NASDAQ Stock Market LLC

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI U.S. Large Cap R&D Leaders ETF (formerly, IQ U.S. Large Cap R&D Leaders ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI U.S. Large Cap R&D Leaders ETF	$15	0.14%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was supported by rising capital expenditures tied to artificial intelligence (“AI”), which bolstered the information technology and communication services sectors. Strong balance sheets, increased investment and investor enthusiasm for AI contributed to especially strong results among social networking, communication equipment and biopharmaceutical stocks. However, gains were partially offset by escalating global tariff tensions that disrupted semiconductor supply chains—particularly in the microprocessor and graphics accelerator industries—and by the absence of expected regulatory rollbacks in select health care areas, notably oncology biopharmaceuticals, despite overall strength in innovation-led equities.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Social networking

Substantial revenue growth driven by AI advancements and user engagement monetization strategies amid increased digital consumption

Contributed

Communication equipment & technology

Increased global demand for advanced connectivity solutions and network infrastructure upgrades to support AI and cloud computing

Contributed

Contributed

Biopharmaceuticals

Promising clinical results and regulatory approvals from R&D investments in breakthrough therapies and treatments

Microprocessor (MPU) semiconductors

Supply chain disruptions from intensifying global tariff tensions and manufacturing challenges that impacted demand, production and margins

Detracted

Oncology biopharmaceuticals

Clinical trial setbacks and regulatory hurdles for innovative cancer treatments, despite strong sector-level R&D spending

Detracted

General graphics accelerators/controllers

Component shortages and pricing pressures amid tariff-related trade tensions that affected demand, production and distribution capabilities

Detracted

7889847

MELRND11-06/25

NYLI U.S. Large Cap R&D Leaders ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI U.S. Large Cap R&D Leaders ETF - NAV 13,295	NYLI U.S. Large Cap R&D Leaders Index13,334	Russell 3000® Index12,755	Russell 1000® Growth Index13,766
2/8/2022	10,000	10,000	10,000	10,000
4/22	9,064	9,063	9,224	8,911
4/23	9,421	9,431	9,362	9,120
4/24	12,333	12,352	11,450	12,020
4/25	13,295	13,334	12,755	13,766

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI U.S. Large Cap R&D Leaders ETF - NAV	2/8/2022	7.80%	9.22%
NYLI U.S. Large Cap R&D Leaders IndexFootnote Reference1		7.95%	9.32%
Russell 3000®IndexFootnote Reference2		11.40%	7.83%
Russell 1000® Growth IndexFootnote Reference3		14.53%	10.40%
Footnote	Description
Footnote1	The NYLI U.S. Large Cap R&D Leaders Index is the underlying index of the Fund. The NYLI U.S. Large Cap R&D Leaders Index seeks to provide exposure to innovative companies by investing in the equities of US large cap companies that have the highest research and development (“R&D”) spending during the previous year.
Footnote2	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, as a replacement for the Russell 1000® Growth Index.
Footnote3	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

7889847

MELRND11-06/25

NYLI U.S. Large Cap R&D Leaders ETF | 2

Key Fund Statistics

Fund's net assets	$7,143,963
Total number of portfolio holdings	102
Total advisory fees paid	$9,464
Portfolio turnover rate	12%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Amazon.com, Inc.	8.6%
Alphabet, Inc., Class A	8.6%
Meta Platforms, Inc., Class A	6.6%
Microsoft Corp.	6.1%
Apple, Inc.	6.0%
Johnson & Johnson	3.2%
Merck & Co., Inc.	2.8%
Intel Corp.	2.7%
NVIDIA Corp.	2.3%
AbbVie, Inc.	2.3%

*  Excluding short-term investments

Top Industries

Information Technology	38.2%
Health Care	23.6%
Communication Services	17.1%
Consumer Discretionary	14.9%
Industrials	4.3%
Financials	1.1%
Consumer Staples	0.4%
Short-Term Investments	0.3%
Materials	0.3%

7889847

MELRND11-06/25

NYLI U.S. Large Cap R&D Leaders ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ U.S. Large Cap R&D Leaders ETF” to “NYLI U.S. Large Cap R&D Leaders ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889847

MELRND11-06/25

NYLI U.S. Large Cap R&D Leaders ETF | 4

NYLI Global Equity R&D Leaders ETF

WRND/The NASDAQ Stock Market LLC

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI Global Equity R&D Leaders ETF (formerly, IQ Global Equity R&D Leaders ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Global Equity R&D Leaders ETF	$19	0.18%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was supported by substantial capital expenditures related to artificial intelligence (“AI”), which bolstered the information technology and communication services sectors, as well as by strong industrial innovation and gains in the diversified biopharmaceuticals, communication equipment, e-commerce and cloud computing industries. Performance was constrained by escalating global tariff tensions that disrupted automotive and semiconductor supply chains—particularly affecting conventional car manufacturers and microprocessor producers—while regulatory uncertainties weighed on oncology biopharmaceuticals despite continued strength in innovation-focused global equities.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Biopharmaceuticals

Benefited from research and development ("R&D") investments in breakthrough therapies and treatments, delivering promising clinical results and regulatory approvals

Contributed

Communication equipment & technology

Gained from increased global demand for advanced connectivity solutions and network infrastructure upgrades to support AI and cloud computing

Contributed

Contributed

E-commerce & cloud computing

Bolstered by robust consumer spending on digital platforms, coupled with increasing business adoption of scalable cloud services

Conventional car manufacturers

Sharply constrained by disruptions to production and demand amid sharpening global tariff tensions, coupled with continued pressure from electric vehicle competition

Detracted

Microprocessor (MPU) semiconductors

Negatively affected by supply chain disruptions from intensifying global tariff tensions and manufacturing challenges

Detracted

Oncology biopharmaceuticals

Undermined by clinical trial setbacks and regulatory hurdles for innovative cancer treatments, despite strong sector-level R&D spending

Detracted

7889825

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NYLI Global Equity R&D Leaders ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Global Equity R&D Leaders ETF - NAV 12,494	NYLI Global Equity R&D Leaders Index12,553	MSCI World® Index (Net)12,577	FTSE All-World Growth® Index12,605
2/8/2022	10,000	10,000	10,000	10,000
4/22	8,965	8,963	9,180	8,962
4/23	9,461	9,463	9,472	9,090
4/24	11,554	11,580	11,214	11,262
4/25	12,494	12,553	12,577	12,605

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI Global Equity R&D Leaders ETF - NAV	2/8/2022	8.13%	7.14%
NYLI Global Equity R&D Leaders IndexFootnote Reference1		8.40%	7.30%
MSCI World® Index (Net)Footnote Reference2		12.16%	7.36%
FTSE All-World Growth®IndexFootnote Reference3		11.93%	7.43%
Footnote	Description
Footnote1	The NYLI Global Equity R&D Leaders Index is the underlying index of the Fund. The NYLI Global Equity R&D Leaders Index sseeks to provide exposure to innovative companies by investing in the equities of companies that have the highest research and development (“R&D”) spending around the world.
Footnote2	In accordance with new regulatory requirements, the Fund has selected the MSCI World® Index (Net), which is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets as a replacement for the FTSE All-World Growth® Index.
Footnote3	The FTSE All-World Growth® Index measures the performance of the investable securities in the developed and emerging large and mid-cap growth segment of the market, which includes companies with higher growth earning potential.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

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NYLI Global Equity R&D Leaders ETF | 2

Key Fund Statistics

Fund's net assets	$6,617,740
Total number of portfolio holdings	209
Total advisory fees paid	$11,354
Portfolio turnover rate	26%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Amazon.com, Inc.	6.1%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.1%
Microsoft Corp.	3.2%
Apple, Inc.	3.2%
Samsung Electronics Co., Ltd.	3.0%
Volkswagen AG, 9.40%	2.4%
Roche Holding AG	1.8%
Johnson & Johnson	1.7%
AstraZeneca PLC	1.5%

*  Excluding short-term investments

Top Countries

United States	60.7%
Germany	9.3%
Japan	7.9%
China	7.5%
South Korea	4.7%
Taiwan	1.8%
United Kingdom	1.6%
France	1.4%
Netherlands	1.0%
Denmark	1.0%

7889825

MEWRND11-06/25

NYLI Global Equity R&D Leaders ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Global Equity R&D Leaders ETF” to “NYLI Global Equity R&D Leaders ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

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MEWRND11-06/25

NYLI Global Equity R&D Leaders ETF | 4

NYLI Healthy Hearts ETF

HART/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2025

This annual shareholder report contains important information about NYLI Healthy Hearts ETF (formerly, IQ Healthy Hearts ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Healthy Hearts ETF	$46	0.45%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was affected by strengths and weaknesses in various industry subsectors. Returns benefited from strong gains in medical devices and instruments, biopharmaceuticals and health care wearables amid sustained investment in health care innovation, aging population dynamics and growing demand for preventive and lifestyle improvement technologies. Underperforming areas included diabetes-related biopharmaceuticals (GLP-1 drugs) and managed care amid pricing pressures, cooling demand and policy scrutiny, while footwear production lagged due to softer consumer demand, margin compression and tariff headwinds in wellness-linked discretionary goods.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Medical devices and instruments

Strong demand for surgical technologies, diagnostic equipment, and cardiovascular treatment innovation

Contributed

Biopharmaceuticals

New product approvals and sustained investor appetite for novel therapeutic platforms

Contributed

Contributed

Health care wearables & monitoring

Increased adoption of remote patient monitoring and personal health tracking technologies, contributing to growth in digital health, preventative care and lifestyle improvement tools

Diabetes-related biopharmaceuticals

(GLP-1s)

Concerns regarding pricing pressure, competition and regulatory attention

Detracted

Managed care

Rising medical loss ratios, policy and regulatory scrutiny, and market uncertainty regarding reimbursement structures

Detracted

Footwear production

Weakened consumer demand, inventory and supply chain challenges, margin pressure and tariff headwinds in discretionary health and wellness goods

Detracted

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MEHART11-06/25

NYLI Healthy Hearts ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Healthy Hearts ETF - NAV 12,809	NYLI Candriam Healthy Hearts Index13,058	MSCI World® Index (Net)14,245	MSCI ACWI Index (Net)13,515	MSCI World Health Care Index (Net)11,958
1/14/2021	10,000	10,000	10,000	10,000	10,000
4/21	10,562	10,573	10,777	10,660	10,199
4/22	11,229	11,280	10,398	10,080	10,769
4/23	11,717	11,818	10,729	10,288	11,256
4/24	12,275	12,450	12,702	12,084	11,837
4/25	12,809	13,058	14,245	13,515	11,958

Period Ended

Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI Healthy Hearts ETF - NAV	1/14/2021	4.36%	5.93%
NYLI Candriam Healthy Hearts IndexFootnote Reference1		4.88%	6.40%
MSCI World® Index (Net)Footnote Reference2		12.16%	8.58%
MSCI ACWI Index (Net)Footnote Reference3		11.84%	7.26%
MSCI World Health Care Index (Net)Footnote Reference4		1.02%	4.25%
Footnote	Description
Footnote1	The NYLI Candriam Healthy Hearts Index is the underlying index of the Fund. The NYLI Candriam Healthy Hearts Index incorporates thematic selection criteria designed to provide exposure to equity securities of companies that are making a positive contribution to global health-related goals, such as by providing solutions for monitoring and curing heart diseases or helping people adopt a healthy lifestyle that limits cardiovascular risks.
Footnote2	In accordance with new regulatory requirements, the Fund has selected the MSCI World® Index (Net), which is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, as a replacement for the MSCI ACWI Index (Net).
Footnote3	The MSCI ACWI Index (Net) is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets.
Footnote4	The MSCI World Health Care Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets in the health-care sector.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

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MEHART11-06/25

NYLI Healthy Hearts ETF | 2

Key Fund Statistics

Fund's net assets	$9,084,122
Total number of portfolio holdings	68
Total advisory fees paid	$40,159
Portfolio turnover rate	35%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Novartis AG	5.7%
Sanofi SA	5.4%
Boston Scientific Corp.	5.3%
Eli Lilly & Co.	5.2%
AstraZeneca PLC	5.1%
Abbott Laboratories	5.1%
Johnson & Johnson	5.1%
Alphabet, Inc., Class A	5.0%
Pfizer, Inc.	5.0%
Apple, Inc.	4.7%

*  Excluding short-term investments

Top Industries

Health Care	75.5%
Consumer Discretionary	11.6%
Communication Services	5.0%
Information Technology	4.7%
Industrials	1.5%
Consumer Staples	1.5%
Short-Term Investments	0.1%

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MEHART11-06/25

NYLI Healthy Hearts ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Healthy Hearts ETF” to “NYLI Healthy Hearts ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

The Board, upon a recommendation from the Fund’s Advisor, approved a proposal to liquidate the NYLI Healthy Hearts ETF on or about August 26, 2025.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

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NYLI Healthy Hearts ETF | 4

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has one “audit committee financial expert” serving on its Audit Committee. The Audit Committee financial expert is Michael A. Pignataro. Mr. Pignataro is “independent” (as defined by Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $230,720 for 2025 and $352,000 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2025 and $0 for 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Per Rule 2-01(c)(7)(i)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	With respect to the services described in each of Items 4(b) through (d), no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were (i) approximately $10,616,000 for the fiscal year ended April 30, 2025, and (ii) $14,573,000 for the fiscal year ended April 30, 2024.

(h)	The registrant’s Audit Committee has determined that the non-audit services rendered by the principal accountant for the fiscal year ended April 30, 2025 to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of the principal accountant during the relevant time period.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Michael A. Pignataro Michelle A. Kinch, Lofton Holder and Paul D. Schaeffer.

(b)	Not applicable.

Item 6. Investments.

(a) Please refer to Item 7(a).

(b) Not applicable.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Attached herewith.

NYLI Hedge Multi-Strategy Tracker ETF (QAI)
(formerly, IQ Hedge Multi-Strategy Tracker ETF)

NYLI Merger Arbitrage ETF (MNA)
(formerly, IQ Merger Arbitrage ETF)

NYLI Candriam International Equity ETF (IQSI)
(formerly, IQ Candriam International Equity ETF)

NYLI Candriam U.S. Mid Cap Equity ETF (IQSM)
(formerly, IQ Candriam U.S. Mid Cap Equity ETF)

NYLI Candriam U.S. Large Cap Equity ETF (IQSU)
(formerly, IQ Candriam U.S. Large Cap Equity ETF)

NYLI FTSE International Equity Currency Neutral ETF (HFXI)
(formerly, IQ FTSE International Equity Currency Neutral ETF)

NYLI U.S. Large Cap R&D Leaders ETF (LRND)
(formerly, IQ U.S. Large Cap R&D Leaders ETF)

NYLI Global Equity R&D Leaders ETF (WRND)
(formerly, IQ Global Equity R&D Leaders ETF)

NYLI Healthy Hearts ETF (HART)
(formerly, IQ Healthy Hearts ETF)

New York Life Investments ETF Trust

Annual Report - Financial Statements and Other Information

April 30, 2025

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF

April 30, 2025

	Shares	Value
Exchange Traded Vehicles — 3.5%
Agriculture Fund — 2.4%
Invesco DB Agriculture Fund*	607,825	$16,295,788
Broad Funds — 1.1%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	88,476	1,800,487
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	468,710	5,830,752
Total Broad Funds		7,631,239
Total Exchange Traded Vehicles (Cost $22,508,663)		23,927,027
Investment Companies — 96.5%
Bank Loan Fund — 6.7%
Franklin Senior Loan ETF(a)	1,941,890	46,527,684
BRIC Equity Fund — 0.8%
iShares MSCI China ETF(a)	105,939	5,472,809
China Fund — 0.3%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)	90,763	2,343,500
Convertible Bond Funds — 8.6%
iShares Convertible Bond ETF(a)	279,323	23,675,418
SPDR Bloomberg Convertible Securities ETF(a)	456,693	35,407,408
Total Convertible Bond Funds		59,082,826
Emerging Markets Funds — 5.0%
Franklin FTSE India ETF(a)	375,182	14,361,967
iShares MSCI Emerging Markets ex China ETF	356,711	20,239,782
Total Emerging Markets Funds		34,601,749
Floating Rate - Investment Grade Funds — 17.9%
iShares Floating Rate Bond ETF(b)	1,844,257	93,909,566
SPDR Bloomberg Investment Grade Floating Rate ETF	960,923	29,557,992
Total Floating Rate - Investment Grade Funds		123,467,558
International Equity Core Fund — 7.9%
Vanguard FTSE Developed Markets ETF(a)	1,027,360	54,316,523
Managed Futures Funds — 2.3%
iMGP DBi Managed Futures Strategy ETF	354,608	8,957,398
Simplify Managed Futures Strategy ETF	237,627	6,667,814
Total Managed Futures Funds		15,625,212
Merger Arbitrage Funds — 3.9%
AltShares Merger Arbitrage ETF†	254,017	7,150,578
NYLI Merger Arbitrage ETF*†(a)	567,378	19,602,910
Total Merger Arbitrage Funds		26,753,488
Municipal Bond Funds — 8.4%
iShares National Muni Bond ETF(a)	292,109	30,592,576
Vanguard Tax-Exempt Bond Index ETF(a)	556,882	27,398,594
Total Municipal Bond Funds		57,991,170
Preferred Fund — 3.8%
Global X U.S. Preferred ETF	1,390,507	26,044,196

	Shares	Value
Investment Companies (continued)
Treasury Inflation Protected Securities Funds — 10.0%
iShares 0-5 Year TIPS Bond ETF	304,486	$31,514,301
Vanguard Short-Term Inflation-Protected Securities ETF(a)	745,427	37,427,890
Total Treasury Inflation Protected Securities Funds		68,942,191
U.S. Large Cap Core Funds — 2.4%
Financial Select Sector SPDR Fund	118,869	5,796,053
iShares MSCI USA Quality Factor ETF	37,414	6,336,809
Materials Select Sector SPDR Fund	53,533	4,490,883
Total U.S. Large Cap Core Funds		16,623,745
U.S. Mid Cap Core Fund — 1.1%
Vanguard Mid-Cap ETF(a)	29,643	7,591,276
U.S. Momentum Fund — 2.6%
iShares MSCI USA Momentum Factor ETF(a)	86,011	18,030,486
U.S. Sector Funds — 1.4%
Communication Services Select Sector SPDR Fund(a)	91,626	8,744,786
iShares Semiconductor ETF(a)	4,836	889,050
Total U.S. Sector Funds		9,633,836
U.S. Short Term Treasury Bond Fund — 10.0%
Vanguard Short-Term Treasury ETF	1,168,001	68,888,699
U.S. Small Cap Core Fund — 3.4%
iShares Core S&P Small-Cap ETF	231,259	23,155,964
Total Investment Companies (Cost $650,653,624)		665,092,912
Short-Term Investment — 9.7%
Money Market Fund — 9.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(c)(d)
(Cost $66,584,983)	66,584,983	66,584,983
Total Investments — 109.7% (Cost $739,747,270)		755,604,922
Other Assets and Liabilities, Net — (9.7)%		(66,572,251)
Net Assets — 100.0%		$689,032,671

*Non-income producing securities.

†Affiliated fund.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $93,733,494; total market value of collateral held by the Fund was $95,591,050. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $29,006,067.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $6,126,997.

(c)Reflects the 1-day yield at April 30, 2025.

(d)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

April 30, 2025

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	$128,266	$—
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	128,327	—
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	511,035	—
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	511,035	—
Communication Services Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	624,941	—
Communication Services Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	624,941	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	413,095	—
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	413,095	—
Franklin FTSE India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,018,631	—
Franklin FTSE India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,026,402	—
Franklin Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	3,463,969	—
Franklin Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	3,463,969	—
Global X U.S. Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,861,312	—
Global X U.S. Preferred ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,861,312	—
iMGP DBi Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	640,164	—
iMGP DBi Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	640,164	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	1-Day FEDEF - 6.83%	7/02/2025	Monthly	(18,060,080)	—
Invesco CurrencyShares Euro Currency Trust	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(18,060,080)	—
Invesco DB Agriculture Fund	Morgan Stanley	1-Day FEDEF + 1.17%	7/02/2025	Monthly	1,164,626	—
Invesco DB Agriculture Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,164,626	—
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	415,596	—
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	415,596	—
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,252,263	—
iShares 0-5 Year TIPS Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,252,263	—
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(17,370,225)	—
iShares 7-10 Year Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(17,370,225)	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,691,979	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,691,979	—
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,654,849	—

Total Return Swap contracts outstanding at April 30, 2025:

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

April 30, 2025

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	$1,654,849	$—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	6,991,520	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	6,991,520	—
iShares International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 15%	7/02/2025	Monthly	(3,518,765)	—
iShares International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(3,518,765)	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	390,085	—
iShares MSCI China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	390,085	—
iShares MSCI Emerging Markets ex China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,454,360	—
iShares MSCI Emerging Markets ex China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,446,473	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,288,596	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	1,288,596	—
iShares MSCI USA Quality Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	451,710	—
iShares MSCI USA Quality Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	451,710	—
iShares National Muni Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,186,343	—
iShares National Muni Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,186,343	—
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	63,425	—
iShares Semiconductor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	63,425	—
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(183,836)	—
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(183,836)	—
JPMorgan Nasdaq Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(2,247,973)	—
JPMorgan Nasdaq Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(2,247,973)	—
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	320,124	—
Materials Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	320,124	—
NYLI Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,400,968	—
NYLI Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,400,968	—
Simplify Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	475,252	—
Simplify Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	475,252	—
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,530,502	—

Total Return Swap contracts outstanding at April 30, 2025: (continued)

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

April 30, 2025

Total Return Swap contracts outstanding at April 30, 2025: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	$2,530,502	$ —
SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 14.08%	7/02/2025	Monthly	(8,362,115)	—
SPDR Bloomberg International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(7,924,103)	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,112,412	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,112,412	—
United States Natural Gas Fund LP	Morgan Stanley	1-Day FEDEF - 6.18%	7/02/2025	Monthly	(971,807)	—
United States Natural Gas Fund LP	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(971,807)	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	4,043,868	—
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	4,043,868	—
Vanguard Mid-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	542,399	—
Vanguard Mid-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	542,399	—
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,674,837	—
Vanguard Short-Term Inflation-Protected Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,674,837	—
Vanguard Short-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	5,128,724	—
Vanguard Short-Term Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	5,128,724	—
Vanguard Tax-Exempt Bond Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,958,111	—
Vanguard Tax-Exempt Bond Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,958,111	—
Xtrackers Harvest CSI 300 China A-Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	166,332	—
Xtrackers Harvest CSI 300 China A-Shares ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	167,055	—
						$—

Cash posted has been segregated as collateral for swap contracts with counterparty Merrill Lynch in the amount of $1,500,000 at April 30, 2025.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $6,126,997 and with Merrill Lynch amounted to $– at April 30, 2025. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)Reflects the value at reset date of April 30, 2025.

Abbreviation

FEDEF — Federal Funds Effective Rate

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

April 30, 2025

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Vehicles	$23,927,027	$—	$—	$23,927,027
Investment Companies	665,092,912	—	—	665,092,912
Short-Term Investment:
Money Market Fund	66,584,983	—	—	66,584,983
Total Investments in Securities	755,604,922	—	—	755,604,922
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$755,604,922	$—	$—	$755,604,922
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)For a complete listing of investments and their categories, see the Schedule of Investments.

(h)Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

A summary of the Fund’s transactions with any affiliated fund during the year ended April 30, 2025 is as follows:

Affiliated Holdings

	Shares at 04/30/2024	Value ($) at 04/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 04/30/2025	Value ($) at 04/30/2025
AltShares Merger Arbitrage ETF	200,262	5,343,431	3,489,751	(2,026,005)	124,991	218,410	77,566	—	254,017	7,150,578
Invesco DB U.S. Dollar Index Bullish Fund	1,082,196	31,362,040	27,710,341	(60,141,267)	2,107,105	(1,038,219)	—	—	—	—
NYLI Merger Arbitrage ETF	716,790	22,163,147	10,436,968	(15,468,694)	400,214	2,071,275	—	—	567,378	19,602,910
	1,999,248	58,868,618	41,637,060	(77,635,966)	2,632,310	1,251,466	77,566	—	821,395	26,753,488

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF

April 30, 2025

	Shares	Value
Closed-End Mutual Funds — 1.3%
Financials — 1.3%
BBGI Global Infrastructure SA (Cost $2,994,365)	1,631,659	$3,090,404
Common Stocks — 71.5%
Communication Services — 10.2%
Frontier Communications Parent, Inc.*	287,742	10,430,647
HKBN Ltd.	6,849,818	4,478,391
Interpublic Group of Cos., Inc. (The)	351,508	8,829,881
Total Communication Services		23,738,919
Consumer Discretionary — 11.0%
Dowlais Group PLC	6,382,392	4,923,172
Everi Holdings, Inc.*	308,240	4,330,772
Just Eat Takeaway.com NV*	407,905	8,921,328
Playa Hotels & Resorts NV*	378,467	5,079,027
PlayAGS, Inc.*	190,830	2,312,860
Total Consumer Discretionary		25,567,159
Consumer Staples — 7.5%
Kellanova	125,604	10,396,243
Walgreens Boots Alliance, Inc.	637,312	6,991,313
Total Consumer Staples		17,387,556
Energy — 2.1%
Veren, Inc.(a)	844,504	4,991,019
Financials — 12.9%
Bridge Investment Group Holdings, Inc., Class A	268,127	2,571,338
Brookline Bancorp, Inc.	196,228	2,048,620
CI Financial Corp.(a)	296,261	6,702,495
Global Blue Group Holding AG*(a)	582,049	4,336,265
Mr Cooper Group, Inc.*	53,189	6,330,023
ProAssurance Corp.*	84,124	1,952,518
Spar Nord Bank A/S*	192,361	6,193,805
Total Financials		30,135,064
Health Care — 0.5%
2seventy bio, Inc.*(a)	91,760	457,882
Cross Country Healthcare, Inc.*	44,273	599,899
Total Health Care		1,057,781
Industrials — 15.3%
AZEK Co., Inc. (The)*	127,019	6,295,062
Dun & Bradstreet Holdings, Inc.	660,747	5,926,901
H&E Equipment Services, Inc.	77,830	6,989,912
Integrated Design & Engineering Holdings Co., Ltd.(a)	26,151	1,188,015
Spirit AeroSystems Holdings, Inc., Class A*	255,620	9,202,320
Triumph Group, Inc.*	240,986	6,121,044
Total Industrials		35,723,254
Materials — 3.0%
Calibre Mining Corp.*	2,018,705	4,720,493
Radius Recycling, Inc.	78,478	2,301,760
Total Materials		7,022,253
Real Estate — 1.6%
Redfin Corp.*	394,693	3,753,530

	Shares	Value
Common Stocks (continued)
Utilities — 7.4%
ALLETE, Inc.	124,687	$8,165,752
Innergex Renewable Energy, Inc.	932,933	9,171,961
Total Utilities		17,337,713
Total Common Stocks (Cost $165,894,210)		166,714,248
Exchange Traded Vehicles — 9.0%
Fixed Income Fund — 9.0%
iShares Short Treasury Bond ETF(a)	94,652	10,455,260
SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	114,178	10,472,406
Total Exchange Traded Vehicles (Cost $20,906,553)		20,927,666
Rights — 0.1%
Health Care — 0.1%
Chinook Therapeutics, Inc.*(b)	435,560	169,868
Epizyme, Inc.*(b)	1,957,185	39,144
Supernus Pharmaceuticals, Inc.*(b)	333,265	19,996
Total Rights (Cost $0)		229,008
Short-Term Investments — 17.8%
Money Market Funds — 17.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(c)(d)	15,441,493	15,441,493
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%(c)	26,102,966	26,102,966
Total Short-Term Investments (Cost $41,544,459)		41,544,459
Total Investments — 99.7% (Cost $231,339,587)		232,505,785
Other Assets and Liabilities, Net — 0.3%		767,033
Net Assets — 100.0%		$233,272,818

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $16,226,847; total market value of collateral held by the Fund was $16,725,072. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,283,579.

(b)Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(c)Reflects the 1-day yield at April 30, 2025.

(d)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF (continued)

April 30, 2025

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	$(2,092,795)	$—
Apollo Global Management, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(2,585,204)	—
Berkshire Hill	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(2,041,672)	—
Boeing Co. (The)	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(8,437,836)	—
Equinox Gold Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(4,198,401)	—
HERC Holdings, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(1,091,007)	—
James Hardie Industries PLC	Morgan Stanley	1-Day FEDEF - 0.75%	1/08/2027	Monthly	(3,110,876)	14
Omnicom Group, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(9,216,426)	—
Rocket Cos., Inc.	Morgan Stanley	1-Day FEDEF - 11%	2/03/2026	Monthly	(11,601,275)	—
Whitecap Resources, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	4/06/2027	Monthly	(5,073,668)	(33,118)
						$(33,104)

At April 30, 2025, there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of April 30, 2025.

Abbreviation

FEDEF — Federal Funds Effective Rate

Total Return Swap contracts outstanding at April 30, 2025:

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF (continued)

April 30, 2025

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(g)
Closed-End Mutual Funds	$3,090,404	$—	$—		$3,090,404
Common Stocks	166,714,248	—	—		166,714,248
Exchange Traded Vehicles	20,927,666	—	—		20,927,666
Rights	—	—	229,008	(h)	229,008
Short-Term Investments:
Money Market Funds	41,544,459	—	—		41,544,459
Total Investments in Securities	232,276,777	—	229,008		232,505,785
Other Financial Instruments:(i)
Swap Contracts	—	14	—		14
Total Investments in Securities and Other Financial Instruments	$232,276,777	$14	$229,008		$232,505,799
Liability Valuation Inputs
Other Financial Instruments:(i)
Swap Contracts	$—	$(33,118)	$—		$(33,118)

(g)For a complete listing of investments and their industries, see the Schedule of Investments.

(h)The Level 3 securities, valued in total at $229,008, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(i)Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF

April 30, 2025

	Shares	Value
Common Stocks — 99.0%
Australia — 7.9%
Ampol Ltd.	4,278	$64,873
ANZ Group Holdings Ltd.	53,770	1,027,323
APA Group	23,205	122,048
ASX Ltd.	3,447	155,999
Aurizon Holdings Ltd.	31,982	62,619
BlueScope Steel Ltd.	7,838	119,711
Brambles Ltd.	24,971	327,862
CAR Group Ltd.	6,055	129,052
Charter Hall Group	8,333	90,108
Cochlear Ltd.	1,171	205,740
Coles Group Ltd.	23,448	318,367
Commonwealth Bank of Australia	30,521	3,253,501
Computershare Ltd.	9,397	244,835
Dexus	19,020	91,518
EBOS Group Ltd.	2,843	61,751
Evolution Mining Ltd.	35,583	178,271
Goodman Group	33,704	646,532
GPT Group (The)	34,309	101,640
Insurance Australia Group Ltd.	42,739	224,515
Lynas Rare Earths Ltd.*	16,602	91,143
Macquarie Group Ltd.	6,457	799,239
Medibank Pvt Ltd.	49,756	148,039
Mineral Resources Ltd.*	3,020	39,787
Mirvac Group	70,539	102,906
National Australia Bank Ltd.	55,293	1,278,248
NEXTDC Ltd.*	11,530	87,275
Pilbara Minerals Ltd.*	49,256	47,432
QBE Insurance Group Ltd.	27,179	375,460
Ramsay Health Care Ltd.	3,251	69,186
REA Group Ltd.	900	142,947
Reece Ltd.	5,287	53,348
Scentre Group	93,940	217,589
SEEK Ltd.	6,139	83,706
SGH Ltd.	3,496	114,194
Sonic Healthcare Ltd.	8,382	139,873
Stockland	43,117	151,460
Suncorp Group Ltd.	19,556	253,511
Telstra Group Ltd.	208,487	601,634
Transurban Group	56,021	505,772
Vicinity Ltd.	68,811	103,908
Washington H Soul Pattinson & Co., Ltd.(a)	4,261	101,449
Wesfarmers Ltd.	20,321	1,018,345
Westpac Banking Corp.	61,824	1,299,085
WiseTech Global Ltd.	3,264	184,871
Woodside Energy Group Ltd.	34,271	454,792
Woolworths Group Ltd.	21,889	442,158
Worley Ltd.	6,709	53,402
Total Australia		16,387,024
Austria — 0.4%
ANDRITZ AG	1,273	91,239
BAWAG Group AG*	1,351	148,584
CA Immobilien Anlagen AG	620	16,788
CPI Europe AG*	579	11,452
Erste Group Bank AG	5,605	378,785
EVN AG	625	16,412
Verbund AG	585	45,020
voestalpine AG	1,995	52,523
Wienerberger AG	1,924	67,538
Total Austria		828,341

	Shares	Value
Common Stocks (continued)
Belgium — 0.5%
Ageas SA	2,728	$ 171,334
Azelis Group NV	2,043	31,677
Colruyt Group NV	665	32,052
D’ieteren Group	385	76,895
Elia Group SA	639	69,442
Financiere de Tubize SA	352	50,497
Lotus Bakeries NV	8	76,935
Sofina SA(a)	269	75,101
Solvay SA	1,279	48,531
UCB SA	2,172	397,883
Warehouses De Pauw CVA*	3,204	81,876
Total Belgium		1,112,223
Chile — 0.1%
Antofagasta PLC	6,252	136,369
China — 0.4%
Alibaba Health Information Technology Ltd.*(a)	89,519	58,181
BYD Electronic International Co., Ltd.	13,587	56,593
China Gas Holdings Ltd.	47,986	43,440
China Mengniu Dairy Co., Ltd.	53,393	133,711
Chow Tai Fook Jewellery Group Ltd.(a)	31,043	41,552
CSPC Pharmaceutical Group Ltd.	146,647	115,923
ESR Group Ltd.	47,985	76,482
Fosun International Ltd.	37,058	19,259
Geely Automobile Holdings Ltd.	104,245	219,924
Wilmar International Ltd.	42,225	98,957
Total China		864,022
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	47	79,891
AP Moller - Maersk A/S, Class B	52	88,984
Genmab A/S*	1,173	248,341
Novonesis Novozymes B, Class B	6,549	425,032
Orsted A/S*(a)	3,410	135,975
Pandora A/S	1,476	218,563
Tryg A/S	6,080	145,577
Vestas Wind Systems A/S	18,185	241,693
Total Denmark		1,584,056
Faroe Islands — 0.0%(b)
Bakkafrost P/F	902	45,361
Finland — 1.2%
Elisa OYJ	2,539	135,710
Huhtamaki OYJ	1,874	69,063
Kesko OYJ, B Shares	4,841	111,161
Kone OYJ, Class B	5,994	371,346
Metso Outotec OYJ(a)	12,581	136,693
Neste OYJ(a)	7,702	80,163
Nokia OYJ	91,263	455,329
Nordea Bank Abp	57,567	796,724
Orion OYJ, Class B	1,922	120,494
Stora Enso OYJ, R Shares	10,177	94,470
Wartsila OYJ Abp	8,767	162,046
Total Finland		2,533,199
France — 5.3%
Air Liquide SA	10,269	2,107,731
AXA SA*	30,969	1,463,432
Bouygues SA*	3,496	153,797
Capgemini SE	2,822	448,626

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
France (continued)
Cie de Saint-Gobain SA	8,164	$ 886,282
Cie Generale des Etablissements Michelin SCA	11,992	438,539
Credit Agricole SA	17,817	333,980
Dassault Systemes SE	12,254	457,453
Hermes International SCA	591	1,606,322
Kering SA	1,281	259,695
Legrand SA	4,551	498,194
L’Oreal SA*	4,077	1,793,565
Publicis Groupe SA	4,134	419,462
Sartorius Stedim Biotech	501	117,433
Total France		10,984,511
Germany — 9.6%
adidas AG	2,995	686,702
Bayerische Motoren Werke AG	5,321	449,415
Beiersdorf AG	1,741	245,406
Deutsche Boerse AG	3,289	1,059,943
Deutsche Post AG	17,351	739,839
Deutsche Telekom AG	58,927	2,116,737
E.ON SE	40,000	700,921
Fresenius Medical Care AG	3,597	181,997
Fresenius SE & Co. KGaA*	7,436	353,330
Hapag-Lloyd AG	125	19,580
Heidelberg Materials AG	2,341	463,703
Infineon Technologies AG	23,540	773,071
Knorr-Bremse AG	1,194	118,355
Mercedes-Benz Group AG	12,524	746,998
Merck KGaA	2,335	323,561
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen*	2,441	1,669,325
SAP SE	18,667	5,417,398
Siemens AG	13,509	3,101,219
Symrise AG	2,400	277,049
Talanx AG	1,082	124,103
Vonovia SE	12,658	420,734
Total Germany		19,989,386
Hong Kong — 2.2%
AIA Group Ltd.	194,933	1,460,483
Cathay Pacific Airways Ltd.	10,728	12,354
CK Infrastructure Holdings Ltd.	10,819	72,967
Futu Holdings Ltd.	1,047	96,649
Hang Lung Properties Ltd.	30,287	24,879
Hang Seng Bank Ltd.	12,823	179,082
HKT Trust & HKT Ltd.	65,258	92,905
Hong Kong & China Gas Co., Ltd.	165,408	149,097
Hong Kong Exchanges & Clearing Ltd.	21,563	947,641
Link REIT	46,900	219,843
MTR Corp., Ltd.	28,400	98,149
Power Assets Holdings Ltd.	24,646	163,201
Prudential PLC	48,077	508,467
Sino Biopharmaceutical Ltd.	177,034	89,262
Sino Land Co., Ltd.	64,560	66,436
Swire Pacific Ltd., Class A	6,897	59,678
Swire Pacific Ltd., Class B	13,415	18,475
Swire Properties Ltd.	18,725	41,387
Techtronic Industries Co., Ltd.	24,618	248,888
Wharf Real Estate Investment Co., Ltd.	27,971	67,090
Total Hong Kong		4,616,933

	Shares	Value
Common Stocks (continued)
Ireland — 0.6%
AerCap Holdings NV	3,431	$ 363,686
AIB Group PLC	32,812	220,624
Bank of Ireland Group PLC	18,141	212,920
Kerry Group PLC, Class A	2,689	285,039
Kingspan Group PLC	2,767	233,703
Total Ireland		1,315,972
Israel — 0.6%
Bank Leumi Le-Israel BM	27,113	384,822
Check Point Software Technologies Ltd.*	1,540	338,122
Global-e Online Ltd.*	1,731	62,160
Nice Ltd.*	1,135	177,312
Plus500 Ltd.	1,271	52,051
Wix.com Ltd.*	971	164,672
Total Israel		1,179,139
Italy — 2.3%
A2A SpA	27,888	70,980
Amplifon SpA	2,349	44,873
Banca Mediolanum SpA	3,644	54,347
Enel SpA	138,802	1,206,096
FinecoBank Banca Fineco SpA	11,028	220,196
Generali(a)	18,675	682,295
Intesa Sanpaolo SpA	285,733	1,520,748
Mediobanca Banca di Credito Finanziario SpA	10,626	217,243
Moncler SpA	3,868	237,611
Nexi SpA*(a)	9,344	54,639
Pirelli & C SpA	6,816	42,026
Prysmian SpA	5,086	277,166
Recordati Industria Chimica e Farmaceutica SpA	1,764	103,971
Total Italy		4,732,191
Japan — 27.0%
Advantest Corp.	13,256	544,868
Aeon Co., Ltd.	14,150	419,322
Aeon Mall Co., Ltd.	1,634	31,388
Ajinomoto Co., Inc.	18,092	369,856
Alfresa Holdings Corp.	3,358	50,685
Amada Co., Ltd.	5,419	54,175
Asahi Kasei Corp.	24,536	170,981
Asics Corp.	11,417	246,845
Astellas Pharma, Inc.	32,283	323,079
Azbil Corp.	9,234	79,755
Bandai Namco Holdings, Inc.	10,384	360,281
BayCurrent, Inc.	2,311	124,591
Bridgestone Corp.	9,908	416,144
Brother Industries Ltd.	4,511	79,395
Calbee, Inc.	1,403	28,254
Canon, Inc.	16,269	502,304
Capcom Co., Ltd.	6,047	175,466
Central Japan Railway Co.	16,834	345,909
Chiba Bank Ltd. (The)	13,211	116,791
Chugai Pharmaceutical Co., Ltd.	11,557	665,921
Coca-Cola Bottlers Japan Holdings, Inc.	2,506	47,075
Concordia Financial Group Ltd.	20,093	129,342
CyberAgent, Inc.	7,418	63,680
Dai Nippon Printing Co., Ltd.	7,668	107,032
Daifuku Co., Ltd.	6,141	163,040

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Japan (continued)
Daiichi Sankyo Co., Ltd.	34,635	$ 884,815
Daiwa House Industry Co., Ltd.	11,202	404,840
Daiwa House REIT Investment Corp.	44	73,817
Daiwa Securities Group, Inc.	25,854	169,327
Denso Corp.	29,893	387,180
Dentsu Group, Inc.	3,518	73,349
Disco Corp.	1,611	311,945
East Japan Railway Co.	19,759	428,869
Ebara Corp.	8,347	125,931
Eisai Co., Ltd.	5,077	146,572
ENEOS Holdings, Inc.	50,271	241,734
FANUC Corp.	16,870	432,158
Fast Retailing Co., Ltd.	3,167	1,043,085
FUJIFILM Holdings Corp.	16,575	341,110
Fujitsu Ltd.	32,556	719,181
Fukuoka Financial Group, Inc.	3,303	86,697
GLP J-Reit	94	81,189
Hakuhodo DY Holdings, Inc.	3,919	29,467
Hankyu Hanshin Holdings, Inc.	4,237	120,836
Haseko Corp.	4,576	65,316
Hikari Tsushin, Inc.	341	94,621
Hirose Electric Co., Ltd.	516	58,658
Hitachi Construction Machinery Co., Ltd.	1,854	55,162
Hitachi Ltd.	80,635	1,988,740
Hoya Corp.	6,160	724,655
Hulic Co., Ltd.	10,155	106,113
Ibiden Co., Ltd.	2,220	61,508
Inpex Corp.	15,308	194,140
Isetan Mitsukoshi Holdings Ltd.	5,968	76,901
Isuzu Motors Ltd.	10,581	142,907
ITOCHU Corp.	22,457	1,146,466
J Front Retailing Co., Ltd.	4,470	54,841
Japan Exchange Group, Inc.	18,882	210,741
Japan Metropolitan Fund Invest	129	86,006
Japan Post Bank Co., Ltd.	6,917	70,848
Japan Post Holdings Co., Ltd.	35,398	343,706
Japan Post Insurance Co., Ltd.	3,259	65,333
Japan Real Estate Investment Corp.	131	104,054
JFE Holdings, Inc.	10,565	122,952
Kajima Corp.	7,995	190,963
Kansai Paint Co., Ltd.	2,765	41,677
Kao Corp.	8,166	349,620
Kawasaki Kisen Kaisha Ltd.	6,868	93,891
KDDI Corp.	54,012	955,547
Keio Corp.	1,957	53,137
Keisei Electric Railway Co., Ltd.	8,509	88,198
Kewpie Corp.	1,848	42,093
Keyence Corp.	3,323	1,394,057
Kikkoman Corp.	13,892	135,911
Kintetsu Group Holdings Co., Ltd.	3,387	72,921
Kobayashi Pharmaceutical Co., Ltd.	915	34,941
Koito Manufacturing Co., Ltd.	3,668	44,513
Kose Corp.	608	26,184
Kubota Corp.	17,041	197,482
Kurita Water Industries Ltd.	2,007	66,483
Kyocera Corp.	24,054	285,329
Kyowa Kirin Co., Ltd.	4,459	69,555
Kyushu Railway Co.	2,508	64,617

	Shares	Value
Common Stocks (continued)
Japan (continued)
Lasertec Corp.	1,415	$ 131,838
Lixil Corp.	4,990	58,789
Marubeni Corp.	29,914	530,164
Marui Group Co., Ltd.	3,190	63,257
MatsukiyoCocokara & Co.	6,066	111,696
Mebuki Financial Group, Inc.	16,774	81,565
Medipal Holdings Corp.	3,203	54,510
MEIJI Holdings Co., Ltd.	4,376	107,805
MINEBEA MITSUMI, Inc.	6,932	101,764
MISUMI Group, Inc.	5,092	71,468
Mitsubishi Chemical Group Corp.	25,746	124,723
Mitsubishi Estate Co., Ltd.	20,724	363,949
Mitsubishi HC Capital, Inc.	15,042	106,140
Mitsui Chemicals, Inc.	3,189	69,977
Mitsui Fudosan Co., Ltd.	48,770	481,751
Mitsui OSK Lines Ltd.(a)	6,540	217,282
Mizuho Financial Group, Inc.	45,605	1,144,601
MonotaRO Co., Ltd.	4,422	85,207
Murata Manufacturing Co., Ltd.	32,491	504,312
NEC Corp.	22,950	559,269
NGK Insulators Ltd.	4,261	52,620
Nichirei Corp.	4,530	62,183
Nikon Corp.	4,781	45,903
Nintendo Co., Ltd.	21,048	1,745,638
Nippon Building Fund, Inc.	146	135,723
Nippon Prologis REIT, Inc.	45	74,485
Nippon Sanso Holdings Corp.	3,372	107,916
Nippon Steel Corp.(a)	18,143	382,855
Nippon Telegraph & Telephone Corp.	968,805	1,014,039
Nippon Television Holdings, Inc.	2,903	67,141
Nippon Yusen K.K.	8,195	267,153
Nissan Chemical Corp.	2,288	66,808
Nisshin Seifun Group, Inc.	4,565	58,967
Nissin Foods Holdings Co., Ltd.	3,254	71,837
Niterra Co., Ltd.	2,816	87,694
Nitto Denko Corp.	12,588	220,669
Nomura Holdings, Inc.	54,484	302,214
Nomura Real Estate Holdings, Inc.	9,285	55,128
Nomura Real Estate Master Fund, Inc.	81	80,750
Nomura Research Institute Ltd.	7,211	272,586
NTT Data Group Corp.	11,215	222,311
Obayashi Corp.	12,494	194,146
Odakyu Electric Railway Co., Ltd.	5,682	62,819
Oji Holdings Corp.	16,636	78,701
Omron Corp.(a)	3,352	99,404
Ono Pharmaceutical Co., Ltd.	7,187	82,733
Open House Group Co., Ltd.	1,344	59,530
Oriental Land Co., Ltd.	19,709	419,079
ORIX Corp.	20,440	408,542
Otsuka Holdings Co., Ltd.	7,918	386,186
Panasonic Holdings Corp.	40,143	461,825
Persol Holdings Co., Ltd.	33,000	59,666
Rakuten Group, Inc.*	25,849	152,133
Recruit Holdings Co., Ltd.	27,794	1,547,532
Renesas Electronics Corp.	29,458	345,405
Resona Holdings, Inc.	39,310	313,896
Resonac Holdings Corp.	3,197	58,196
Ricoh Co., Ltd.	9,598	101,336
Rohm Co., Ltd.	5,984	54,432

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Japan (continued)
Rohto Pharmaceutical Co., Ltd.	3,518	$ 58,822
Ryohin Keikaku Co., Ltd.	4,652	158,176
Santen Pharmaceutical Co., Ltd.	6,045	61,323
Sanwa Holdings Corp.	3,433	112,781
SBI Holdings, Inc.	4,904	128,548
SCREEN Holdings Co., Ltd.	1,680	111,466
SCSK Corp.	2,564	67,282
Secom Co., Ltd.	7,507	276,197
Seibu Holdings, Inc.	4,004	96,872
Seiko Epson Corp.	4,925	68,675
Sekisui Chemical Co., Ltd.	6,651	116,057
Sekisui House Ltd.	10,792	247,859
SG Holdings Co., Ltd.	8,117	85,614
Sharp Corp.*	4,969	29,436
Shimadzu Corp.	4,954	127,393
Shimamura Co., Ltd.	852	56,816
Shimano, Inc.	1,398	197,831
Shimizu Corp.	9,721	103,964
Shin-Etsu Chemical Co., Ltd.	34,736	1,054,451
Shionogi & Co., Ltd.	13,726	230,370
Shiseido Co., Ltd.	7,076	116,751
SMC Corp.	1,018	331,649
Sohgo Security Services Co., Ltd.	6,352	50,165
Sojitz Corp.	4,013	94,839
Sompo Holdings, Inc.	16,490	536,989
Sony Group Corp.	110,027	2,908,804
Square Enix Holdings Co., Ltd.	1,580	91,705
Stanley Electric Co., Ltd.	2,687	50,428
Subaru Corp.	10,263	186,531
Sugi Holdings Co., Ltd.	1,834	38,637
SUMCO Corp.	6,109	42,143
Sumitomo Chemical Co., Ltd.	25,658	61,825
Sumitomo Electric Industries Ltd.	13,179	211,489
Sumitomo Forestry Co., Ltd.	2,990	86,111
Sumitomo Heavy Industries Ltd.	2,050	42,699
Sumitomo Metal Mining Co., Ltd.	4,631	103,275
Sumitomo Mitsui Financial Group, Inc.	71,088	1,694,470
Sumitomo Mitsui Trust Group, Inc.	11,910	294,327
Sumitomo Rubber Industries Ltd.	3,137	39,586
Suntory Beverage & Food Ltd.	2,234	78,121
Sysmex Corp.	8,607	159,993
T&D Holdings, Inc.	9,601	204,015
Taisei Corp.	3,026	164,304
TDK Corp.	34,264	365,484
Terumo Corp.	25,876	496,876
TIS, Inc.	3,897	112,861
Tobu Railway Co., Ltd.	3,441	62,794
Tokyo Century Corp.	2,944	31,021
Tokyo Electron Ltd.	8,174	1,216,301
Tokyo Gas Co., Ltd.	6,128	203,765
Tokyu Corp.	9,863	120,176
Tokyu Fudosan Holdings Corp.	10,647	74,321
TOPPAN Holdings, Inc.	4,757	133,365
Tosoh Corp.	5,357	75,469
TOTO Ltd.	2,727	72,534
Toyota Motor Corp.	204,159	3,905,986
Trend Micro, Inc.	2,391	171,480
Tsuruha Holdings, Inc.	667	53,658
Unicharm Corp.	22,405	208,201

	Shares	Value
Common Stocks (continued)
Japan (continued)
United Urban Investment Corp.	61	$ 64,233
USS Co., Ltd.	7,113	71,260
West Japan Railway Co.	8,511	178,764
Yakult Honsha Co., Ltd.	4,762	97,901
Yamada Holdings Co., Ltd.	11,646	37,704
Yamaha Corp.	6,840	49,871
Yamaha Motor Co., Ltd.	15,834	124,550
Yamato Holdings Co., Ltd.	4,845	68,850
Yaskawa Electric Corp.	4,691	99,220
Yokogawa Electric Corp.	4,302	93,134
Yokohama Rubber Co., Ltd. (The)	2,355	51,594
Zensho Holdings Co., Ltd.	1,664	103,463
ZOZO, Inc.	7,164	73,026
Total Japan		56,345,967
Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	2,839	75,272
Mexico — 0.0%(b)
Fresnillo PLC	3,293	44,073
Netherlands — 5.1%
Adyen NV*	551	888,039
Argenx SE*	1,084	699,332
ASM International NV	830	401,272
ASML Holding NV	7,031	4,655,630
ING Groep NV	55,979	1,082,672
Koninklijke Ahold Delhaize NV	16,618	682,704
Koninklijke KPN NV	58,931	274,323
NXP Semiconductors NV	4,588	845,614
Universal Music Group NV	13,957	410,127
Wolters Kluwer NV	4,262	753,129
Total Netherlands		10,692,842
New Zealand — 0.4%
a2 Milk Co., Ltd. (The)	12,152	63,174
Auckland International Airport Ltd.	27,393	122,248
Contact Energy Ltd.	14,114	74,211
Infratil Ltd.	16,447	102,973
Mercury NZ Ltd.	11,799	39,072
Meridian Energy Ltd.	22,893	74,450
Spark New Zealand Ltd.	32,728	40,399
Xero Ltd.*	2,321	243,837
Total New Zealand		760,364
Norway — 0.6%
Aker ASA, A Shares	383	22,160
AutoStore Holdings Ltd.*	19,273	8,642
DNB Bank ASA	14,800	369,359
Gjensidige Forsikring ASA	3,256	76,173
Leroy Seafood Group ASA	4,819	21,079
Nordic Semiconductor ASA*	2,962	29,277
Norsk Hydro ASA	23,245	122,390
Orkla ASA	14,371	160,202
Schibsted ASA, Class A	1,172	35,669
Schibsted ASA, B Shares	1,622	46,768
SpareBank 1 SOR-Norge ASA	3,702	59,047
Storebrand ASA	7,266	87,515
Telenor ASA	10,822	163,009
TOMRA Systems ASA*	4,181	65,517
Var Energi ASA	15,830	43,613
Wallenius Wilhelmsen ASA	1,818	13,105
Total Norway		1,323,525

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Poland — 0.7%
Allegro.eu SA*	11,186	$ 98,000
Bank Polska Kasa Opieki SA*	3,188	159,582
Budimex SA	225	37,864
CD Projekt SA(a)	1,233	76,319
Dino Polska SA*	866	121,705
InPost SA*	4,318	72,646
KGHM Polska Miedz SA	2,454	77,969
LPP SA	22	90,042
mBank SA*	237	51,838
ORLEN SA	10,513	190,635
Powszechna Kasa Oszczednosci Bank Polski SA	15,502	298,199
Powszechny Zaklad Ubezpieczen SA	10,272	160,631
Santander Bank Polska SA	604	92,654
Total Poland		1,528,084
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	131,327	84,167
EDP SA	50,695	200,314
Jeronimo Martins SGPS SA	4,922	119,287
Navigator Co. SA (The)(a)	3,819	14,526
Total Portugal		418,294
Singapore — 1.9%
CapitaLand Ascendas REIT	63,747	129,867
CapitaLand Integrated Commercial Trust	90,136	148,420
Capitaland Investment Ltd.	40,922	86,188
City Developments Ltd.	7,143	27,189
DBS Group Holdings Ltd.	36,345	1,181,623
Hafnia Ltd.(a)	4,657	21,489
Mapletree Logistics Trust	60,721	52,085
Mapletree Pan Asia Commercial Trust	41,255	38,547
Oversea-Chinese Banking Corp., Ltd.	58,041	717,900
SATS Ltd.	15,782	33,964
Singapore Exchange Ltd.	14,786	162,615
Singapore Telecommunications Ltd.	129,108	373,768
STMicroelectronics NV	11,658	262,660
United Overseas Bank Ltd.	24,172	641,279
UOL Group Ltd.	9,417	41,615
Total Singapore		3,919,209
Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	3,107	194,607
Amadeus IT Group SA	8,121	638,639
Banco Bilbao Vizcaya Argentaria SA	103,925	1,424,731
CaixaBank SA(a)	63,162	483,354
Cellnex Telecom SA*	10,290	416,887
EDP Renovaveis SA	5,354	50,241
Iberdrola SA	105,740	1,910,580
Red Electrica Corp. SA	7,300	153,518
Telefonica SA(a)	91,896	471,964
Total Spain		5,744,521
Sweden — 2.2%
AAK AB	3,147	82,355
AddTech AB, B Shares	4,290	144,380
Alfa Laval AB	5,096	211,398
Atlas Copco AB, B Shares	27,184	378,945

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Atlas Copco AB, A Shares	45,755	$ 710,882
Avanza Bank Holding AB(a)	2,136	71,422
Axfood AB(a)	1,952	54,705
Beijer Ref AB(a)	7,345	112,099
Boliden AB*	4,857	149,111
Castellum AB*	7,281	88,362
Embracer Group AB*(a)	2,463	31,068
EQT AB(a)	9,027	260,003
Essity AB, Class B	10,904	314,744
H & M Hennes & Mauritz AB, B Shares(a)	9,952	144,509
Hexagon AB, B Shares*	34,864	338,631
Holmen AB, B Shares(a)	1,630	64,660
Husqvarna AB, B Shares(a)	6,921	32,327
Indutrade AB	4,795	129,658
Investment AB Latour, B Shares	2,423	65,518
Nibe Industrier AB, B Shares	26,437	111,779
Securitas AB, B Shares	9,010	143,395
Skanska AB, B Shares	5,986	138,961
SSAB AB, B Shares(a)	10,332	64,339
SSAB AB, A Shares	3,949	24,976
Svenska Cellulosa AB SCA, Class B	10,812	140,462
Sweco AB, B Shares	3,251	57,066
Swedish Orphan Biovitrum AB*	4,185	127,135
Tele2 AB, B Shares	9,695	142,989
Telia Co. AB	40,741	152,701
Thule Group AB	1,949	44,457
Volvo Car AB, Class B*(a)	8,323	14,182
Total Sweden		4,547,219
Switzerland — 4.3%
ABB Ltd.	29,174	1,533,344
Chocoladefabriken Lindt & Spruengli AG	18	263,730
DSM-Firmenich AG	4,749	514,579
Geberit AG	597	414,249
Givaudan SA	166	804,396
Kuehne + Nagel International AG	925	212,578
Lonza Group AG	1,262	903,941
Partners Group Holding AG	389	509,120
SGS SA	2,722	267,380
Sika AG	2,748	688,212
Straumann Holding AG	1,925	235,779
Swiss Life Holding AG	516	516,157
Swisscom AG	459	307,210
Zurich Insurance Group AG	2,646	1,875,303
Total Switzerland		9,045,978
United Kingdom — 10.9%
3i Group PLC	17,284	977,473
Admiral Group PLC	4,247	184,817
Ashtead Group PLC	7,882	420,067
Associated British Foods PLC	5,506	151,794
AstraZeneca PLC	27,322	3,915,082
Auto Trader Group PLC	15,876	177,957
Aviva PLC	48,344	361,610
Barratt Redrow PLC	24,225	150,721
Berkeley Group Holdings PLC	1,767	98,420
Bunzl PLC	5,948	186,702
Coca-Cola Europacific Partners PLC	3,730	338,460
Compass Group PLC	30,681	1,031,893

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
ConvaTec Group PLC	29,617	$ 102,775
Croda International PLC	2,316	91,289
DCC PLC	1,787	116,624
Halma PLC	6,806	250,542
Informa PLC	24,028	233,582
InterContinental Hotels Group PLC	2,678	284,086
Intermediate Capital Group PLC	5,226	130,952
Intertek Group PLC	2,908	178,053
J Sainsbury PLC	31,644	112,768
JD Sports Fashion PLC	44,150	46,340
Kingfisher PLC	32,804	125,841
Land Securities Group PLC	13,346	105,621
Legal & General Group PLC	105,859	331,574
London Stock Exchange Group PLC	7,530	1,169,223
M&G PLC	43,433	120,320
Melrose Industries PLC	22,923	132,761
National Grid PLC	88,280	1,277,028
NatWest Group PLC	130,988	836,663
Next PLC	2,081	342,724
Pearson PLC	11,584	185,132
Phoenix Group Holdings PLC	13,414	107,055
Reckitt Benckiser Group PLC	12,365	799,042
RELX PLC	33,853	1,838,996
Rentokil Initial PLC	45,604	208,689
Rightmove PLC	14,101	138,963
Sage Group PLC (The)	18,106	299,280
Schroders PLC	14,274	62,612
Segro PLC	22,392	203,561
Smith & Nephew PLC	15,801	222,451
Spirax Group PLC	1,318	103,427
SSE PLC	19,925	450,306
Taylor Wimpey PLC	63,412	99,480
Unilever PLC	44,538	2,831,105
United Utilities Group PLC	12,325	185,615
Vodafone Group PLC	374,288	366,254
Weir Group PLC (The)	4,687	140,734
Whitbread PLC	3,223	111,628
Wise PLC, Class A*	12,242	160,001
WPP PLC	19,468	149,832
Total United Kingdom		22,647,925
United States — 11.1%
Alcon AG	8,885	861,307
CSL Ltd.	8,704	1,398,604
CyberArk Software Ltd.*	842	296,519
Experian PLC	16,597	823,565
GSK PLC	74,872	1,483,599
Haleon PLC	139,016	698,914
James Hardie Industries PLC*(a)	7,755	183,595
Monday.com Ltd.*	622	174,776
Nestle SA	47,713	5,094,419
Novartis AG	34,855	3,978,157
Roche Holding AG	12,810	4,198,032
Roche Holding AG, Bearer	519	181,642
Schneider Electric SE	9,858	2,288,284
Stellantis NV	35,555	328,996

	Shares	Value
Common Stocks (continued)
United States (continued)
Swiss Re AG	5,219	$ 938,372
Tenaris SA	8,332	139,088
Total United States		23,067,869
Total Common Stocks (Cost $186,974,634)		206,469,869
Preferred Stocks — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG, 8.48%	1,054	84,648
Sartorius AG, 0.31%	445	114,880
Total Preferred Stocks (Cost $224,210)		199,528
Right — 0.0%(b)
Spain — 0.0%(b)
EDP Renovaveis SA, expires 5/15/25*
(Cost $512)	5,354	548
Short-Term Investments — 0.9%
Money Market Funds — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(c)(d)	1,500,199	1,500,199
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%(c)	305,734	305,734
Total Short-Term Investments (Cost $1,805,933)		1,805,933
Total Investments — 100.0% (Cost $189,005,289)		208,475,878
Other Assets and Liabilities, Net — 0.0%(b)		(46,415)
Net Assets — 100.0%		$208,429,463

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,024,545; total market value of collateral held by the Fund was $3,172,602. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,672,403.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at April 30, 2025.

(d)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2025

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$206,469,869	$—	$—	$206,469,869
Preferred Stocks	199,528	—	—	199,528
Right	548	—	—	548
Short-Term Investments:
Money Market Funds	1,805,933	—	—	1,805,933
Total Investments in Securities	$208,475,878	$—	$—	$208,475,878

(e)For a complete listing of investments and their countries, see the Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF

April 30, 2025

	Shares	Value
Common Stocks — 99.9%
Communication Services — 2.3%
Frontier Communications Parent, Inc.*	20,246	$733,918
Interpublic Group of Cos., Inc. (The)	39,901	1,002,313
New York Times Co. (The), Class A	16,289	848,005
News Corp., Class B	10,985	345,149
News Corp., Class A	40,701	1,103,811
Sirius XM Holdings, Inc.	20,760	444,679
Total Communication Services		4,477,875
Consumer Discretionary — 16.2%
Abercrombie & Fitch Co., Class A*	5,295	367,579
Aramark	26,986	902,142
Autoliv, Inc.	7,459	695,403
AutoNation, Inc.*	2,758	480,306
BorgWarner, Inc.	23,353	662,758
Bright Horizons Family Solutions, Inc.*	6,198	777,353
Burlington Stores, Inc.*	6,823	1,535,448
CarMax, Inc.*	16,634	1,075,721
Cava Group, Inc.*	10,585	978,372
Choice Hotels International, Inc.	2,970	374,547
Crocs, Inc.*	6,122	590,283
Dick’s Sporting Goods, Inc.	6,061	1,137,892
Duolingo, Inc.*	4,045	1,575,447
Etsy, Inc.*	12,011	522,238
Floor & Decor Holdings, Inc., Class A*	11,355	811,201
Gap, Inc. (The)	21,630	473,697
Gentex Corp.	24,412	531,693
H&R Block, Inc.	14,545	878,082
Hasbro, Inc.	13,832	856,201
Levi Strauss & Co., Class A	10,512	168,297
Lithia Motors, Inc.	2,808	822,070
LKQ Corp.	26,543	1,014,208
Lucid Group, Inc.*(a)	126,673	317,949
Mohawk Industries, Inc.*	5,632	598,963
Norwegian Cruise Line Holdings Ltd.*	46,994	753,314
Planet Fitness, Inc., Class A*	9,024	853,580
Pool Corp.	4,069	1,192,787
Ralph Lauren Corp.	4,257	957,612
Rivian Automotive, Inc., Class A*	77,977	1,065,166
Service Corp. International	14,846	1,186,195
Tapestry, Inc.	25,029	1,768,299
Toll Brothers, Inc.	10,776	1,086,975
TopBuild Corp.*	3,158	934,010
Vail Resorts, Inc.	3,905	543,576
VF Corp.	39,615	470,626
Wingstop, Inc.	3,136	827,559
Wyndham Hotels & Resorts, Inc.	8,131	693,574
Yum China Holdings, Inc.	39,569	1,713,733
Total Consumer Discretionary		32,194,856
Consumer Staples — 6.0%
BellRing Brands, Inc.*	13,764	1,061,755
BJ’s Wholesale Club Holdings, Inc.*	14,103	1,657,949
Coty, Inc., Class A*	38,363	193,733
Freshpet, Inc.*	4,911	361,155
Ingredion, Inc.	6,986	927,880
J M Smucker Co. (The)	11,121	1,293,039
Lamb Weston Holdings, Inc.	15,243	804,983
Post Holdings, Inc.*(a)	5,079	574,790
Sprouts Farmers Market, Inc.*	10,681	1,826,451
The Campbell’s Co.	20,524	748,305

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
US Foods Holding Corp.*	23,960	$1,573,214
Walgreens Boots Alliance, Inc.	76,564	839,907
Total Consumer Staples		11,863,161
Energy — 2.0%
Antero Midstream Corp.	36,537	604,687
DT Midstream, Inc.	10,870	1,056,564
HF Sinclair Corp.	16,521	496,786
NOV, Inc.	41,650	483,557
TechnipFMC PLC	45,498	1,281,679
Total Energy		3,923,273
Financials — 13.7%
AGNC Investment Corp.	94,747	836,616
Ally Financial, Inc.	29,396	960,073
Annaly Capital Management, Inc.	60,279	1,181,468
Assurant, Inc.	5,496	1,059,299
Axis Capital Holdings Ltd.	8,172	787,127
Carlyle Group, Inc. (The)	24,032	928,596
Comerica, Inc.	14,093	757,499
Corebridge Financial, Inc.	27,370	810,973
East West Bancorp, Inc.	14,790	1,265,285
Equitable Holdings, Inc.	33,579	1,660,482
Franklin Resources, Inc.	33,716	632,512
Globe Life, Inc.	8,990	1,108,827
Jack Henry & Associates, Inc.	7,811	1,354,662
Jackson Financial, Inc., Class A	7,836	610,503
MarketAxess Holdings, Inc.	3,978	881,485
Old Republic International Corp.	24,864	934,886
Popular, Inc.	7,505	716,127
Primerica, Inc.	3,567	934,804
Reinsurance Group of America, Inc.	7,075	1,325,218
RenaissanceRe Holdings Ltd.	5,510	1,333,034
RLI Corp.	8,930	660,909
Ryan Specialty Holdings, Inc.	11,225	735,350
SEI Investments Co.	10,505	822,436
Synovus Financial Corp.	15,146	656,125
Unum Group	19,513	1,515,380
Voya Financial, Inc.	10,331	611,595
Webster Financial Corp.	18,262	863,793
Western Alliance Bancorp	11,654	812,400
WEX, Inc.*	4,045	527,347
Total Financials		27,284,811
Health Care — 11.1%
Bio-Techne Corp.	16,905	851,167
Charles River Laboratories International, Inc.*	5,438	645,056
Chemed Corp.	1,577	917,041
DaVita, Inc.*	4,577	647,874
Encompass Health Corp.	10,701	1,251,910
Ensign Group, Inc. (The)	5,939	766,072
Exact Sciences Corp.*	19,714	899,747
Exelixis, Inc.*	27,005	1,057,246
Glaukos Corp.*	5,752	542,126
Halozyme Therapeutics, Inc.*	13,544	831,872
Henry Schein, Inc.*	12,045	782,564
Insmed, Inc.*	18,840	1,356,480
Insulet Corp.*	7,494	1,890,661
Jazz Pharmaceuticals PLC*	6,317	738,836
Madrigal Pharmaceuticals, Inc.*	1,673	558,631

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Medpace Holdings, Inc.*	2,541	$783,619
Neurocrine Biosciences, Inc.*	10,769	1,159,714
QIAGEN NV*	23,089	987,055
Repligen Corp.*	5,615	774,814
Revolution Medicines, Inc.*	18,764	757,690
Roivant Sciences Ltd.*	38,008	441,653
Sarepta Therapeutics, Inc.*	9,657	602,597
Summit Therapeutics, Inc.*(a)	11,547	278,514
Teleflex, Inc.	4,984	683,057
United Therapeutics Corp.*	4,413	1,337,536
Vaxcyte, Inc.*	12,967	464,737
Total Health Care		22,008,269
Industrials — 18.0%
A O Smith Corp.	12,795	868,269
Acuity, Inc.	3,310	806,349
Advanced Drainage Systems, Inc.	7,140	810,319
AECOM	14,207	1,401,520
AGCO Corp.	6,707	568,955
Alaska Air Group, Inc.*	13,611	602,559
API Group Corp.*	21,696	820,760
AZEK Co., Inc. (The)*	14,930	739,931
CH Robinson Worldwide, Inc.	12,597	1,123,904
Chart Industries, Inc.*	4,581	618,343
Comfort Systems USA, Inc.	3,775	1,500,751
Dayforce, Inc.*	16,204	937,725
Donaldson Co., Inc.	12,778	839,898
Flowserve Corp.	14,065	636,160
FTI Consulting, Inc.*	3,747	623,051
Genpact Ltd.	17,234	866,181
Graco, Inc.	18,004	1,469,306
ITT, Inc.	8,707	1,193,033
Kirby Corp.*	6,119	589,688
Knight-Swift Transportation Holdings, Inc.	16,956	664,166
Landstar System, Inc.	3,771	505,880
Lincoln Electric Holdings, Inc.	5,958	1,049,800
Masco Corp.	22,961	1,391,666
MasTec, Inc.*	6,799	865,649
MSA Safety, Inc.	3,972	625,272
nVent Electric PLC	17,596	966,196
Owens Corning	9,181	1,335,009
Paycom Software, Inc.	5,500	1,245,145
Paylocity Holding Corp.*	4,667	896,531
Regal Rexnord Corp.	7,090	750,406
Robert Half, Inc.	10,857	480,965
Rocket Lab USA, Inc.*	30,662	668,125
Simpson Manufacturing Co., Inc.	4,503	692,066
Tetra Tech, Inc.	28,620	892,658
Toro Co. (The)	10,992	750,534
Trex Co., Inc.*	11,469	663,138
UFP Industries, Inc.	6,322	624,930
UL Solutions, Inc., Class A	6,575	376,024
Watts Water Technologies, Inc., Class A	2,923	607,253
WESCO International, Inc.	4,780	778,949
WillScot Mobile Mini Holdings Corp.	19,283	484,389
XPO, Inc.*	12,307	1,306,019
Total Industrials		35,637,472

	Shares	Value
Common Stocks (continued)
Information Technology — 15.4%
Appfolio, Inc., Class A*	2,387	$492,963
Arrow Electronics, Inc.*	5,637	627,736
BILL Holdings, Inc.*	10,670	486,232
Ciena Corp.*	15,398	1,034,130
Cognex Corp.	18,442	503,467
Confluent, Inc., Class A*	25,843	615,322
Credo Technology Group Holding Ltd.*	13,920	599,256
Docusign, Inc.*	21,501	1,757,707
Dolby Laboratories, Inc., Class A	6,392	490,842
Dynatrace, Inc.*	28,717	1,348,837
Elastic NV*	9,261	798,298
Enphase Energy, Inc.*	14,043	626,177
EPAM Systems, Inc.*	5,906	926,710
F5, Inc.*	6,278	1,662,038
Flex Ltd.*	41,474	1,424,217
Gen Digital, Inc.	58,387	1,510,472
Gitlab, Inc., Class A*	13,058	609,417
Globant SA*	4,534	533,062
Guidewire Software, Inc.*	8,448	1,729,897
Informatica, Inc., Class A*	12,069	227,259
Juniper Networks, Inc.	35,214	1,278,972
Kyndryl Holdings, Inc.*	24,861	805,994
Lattice Semiconductor Corp.*	14,649	716,776
Littelfuse, Inc.	2,618	477,288
Manhattan Associates, Inc.*	6,508	1,154,454
MKS Instruments, Inc.	6,711	470,709
Nutanix, Inc., Class A*	26,878	1,846,519
Onto Innovation, Inc.*	5,267	642,416
Pegasystems, Inc.	4,348	400,364
Procore Technologies, Inc.*	9,079	581,873
TD SYNNEX Corp.	8,056	892,605
Twilio, Inc., Class A*	15,582	1,506,935
UiPath, Inc., Class A*	45,647	545,025
Unity Software, Inc.*	32,598	686,840
Universal Display Corp.	4,711	591,843
Total Information Technology		30,602,652
Materials — 5.0%
Albemarle Corp.	12,585	736,852
Alcoa Corp.	27,550	675,801
AptarGroup, Inc.	7,080	1,061,646
Axalta Coating Systems Ltd.*	23,379	759,817
Crown Holdings, Inc.	12,747	1,227,919
Element Solutions, Inc.	24,040	490,656
Graphic Packaging Holding Co.	31,847	806,048
Louisiana-Pacific Corp.	6,831	589,584
Mosaic Co. (The)	33,945	1,031,928
RPM International, Inc.	13,656	1,457,778
United States Steel Corp.	24,045	1,051,007
Total Materials		9,889,036
Real Estate — 9.6%
Agree Realty Corp.	10,972	851,537
American Homes 4 Rent, Class A	36,565	1,367,165
Brixmor Property Group, Inc.	32,265	803,721
Camden Property Trust	11,347	1,291,289
CubeSmart	24,149	982,140
Equity LifeStyle Properties, Inc.	19,685	1,275,194
Federal Realty Investment Trust	8,143	765,605
Healthcare Realty Trust, Inc.	37,937	589,162

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Host Hotels & Resorts, Inc.	74,252	$1,048,438
Jones Lang LaSalle, Inc.*	5,076	1,154,333
Kimco Realty Corp.	70,768	1,413,945
Regency Centers Corp.	17,517	1,264,377
Rexford Industrial Realty, Inc.	23,883	790,527
STAG Industrial, Inc.	19,548	645,670
UDR, Inc.	32,779	1,372,785
Vornado Realty Trust	16,882	595,597
WP Carey, Inc.	23,418	1,462,220
Zillow Group, Inc., Class A*	4,946	326,337
Zillow Group, Inc., Class C*	16,803	1,131,346
Total Real Estate		19,131,388
Utilities — 0.6%
Essential Utilities, Inc.	29,522	1,214,240
Total Common Stocks (Cost $199,483,569)		198,227,033

	Shares	Value
Short-Term Investments — 0.4%
Money Market Funds — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(b)(c)	615,795	$615,795
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%(b)	131,632	131,632
Total Short-Term Investments (Cost $747,427)		747,427
Total Investments — 100.3% (Cost $200,230,996)		198,974,460
Other Assets and Liabilities, Net — (0.3)%		(586,802)
Net Assets — 100.0%		$198,387,658

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,147,778; total market value of collateral held by the Fund was $1,187,466. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $571,671.

(b)Reflects the 1-day yield at April 30, 2025.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$198,227,033	$—	$—	$198,227,033
Short-Term Investments:
Money Market Funds	747,427	—	—	747,427
Total Investments in Securities	$198,974,460	$—	$—	$198,974,460

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF

April 30, 2025

	Shares	Value
Common Stocks — 99.9%
Communication Services — 6.9%
Alphabet, Inc., Class A	54,848	$8,709,862
Alphabet, Inc., Class C	48,505	7,803,970
Charter Communications, Inc., Class A*(a)	1,328	520,390
Comcast Corp., Class A	53,425	1,827,135
Electronic Arts, Inc.	3,364	488,083
Omnicom Group, Inc.	2,727	207,688
Pinterest, Inc., Class A*	8,458	214,157
ROBLOX Corp., Class A*	7,183	481,620
Snap, Inc., Class A*(a)	14,876	118,413
Take-Two Interactive Software, Inc.*	2,307	538,269
Walt Disney Co. (The)	25,601	2,328,411
Warner Bros Discovery, Inc.*	31,615	274,102
Total Communication Services		23,512,100
Consumer Discretionary — 14.1%
Airbnb, Inc., Class A*	5,889	717,987
Amazon.com, Inc.*	89,324	16,473,132
Aptiv PLC*	3,305	188,583
Best Buy Co., Inc.	2,690	179,396
Chipotle Mexican Grill, Inc.*	19,136	966,751
DoorDash, Inc., Class A*	4,615	890,187
eBay, Inc.	6,859	467,510
Hilton Worldwide Holdings, Inc.	3,402	767,083
Home Depot, Inc. (The)	14,029	5,057,314
Lowe’s Cos., Inc.	7,978	1,783,562
Lululemon Athletica, Inc.*	1,508	408,321
Marriott International, Inc., Class A	3,347	798,527
MercadoLibre, Inc.*	664	1,547,684
NIKE, Inc., Class B	16,440	927,216
NVR, Inc.*	42	299,282
PulteGroup, Inc.	2,887	296,149
Royal Caribbean Cruises Ltd.	3,506	753,475
Starbucks Corp.	15,681	1,255,264
Tesla, Inc.*	39,507	11,147,295
TJX Cos., Inc. (The)	15,855	2,040,221
Tractor Supply Co.	7,522	380,764
Ulta Beauty, Inc.*	652	257,957
Yum! Brands, Inc.	3,953	594,689
Total Consumer Discretionary		48,198,349
Consumer Staples — 5.1%
Archer-Daniels-Midland Co.	6,678	318,874
Church & Dwight Co., Inc.	3,441	341,829
Clorox Co. (The)	1,737	247,175
Colgate-Palmolive Co.	11,525	1,062,490
Dollar General Corp.	3,076	288,190
Dollar Tree, Inc.*	2,833	231,654
Estee Lauder Cos., Inc. (The), Class A	3,031	181,739
General Mills, Inc.	7,787	441,834
Hershey Co. (The)(a)	2,072	346,418
Hormel Foods Corp.	4,074	121,813
Kellanova	3,666	303,435
Kenvue, Inc.	27,041	638,168
Keurig Dr Pepper, Inc.	15,923	550,776
Kimberly-Clark Corp.	4,721	622,133
Kraft Heinz Co. (The)	10,918	317,714
Kroger Co. (The)	9,360	675,886
McCormick & Co., Inc.	3,542	271,530
Mondelez International, Inc., Class A	18,817	1,282,002

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
PepsiCo, Inc.	19,372	$ 2,626,456
Procter & Gamble Co. (The)	33,258	5,406,753
Sysco Corp.	6,905	493,017
Target Corp.	6,471	625,746
Total Consumer Staples		17,395,632
Energy — 1.8%
Baker Hughes Co.	13,960	494,184
Cheniere Energy, Inc.	3,142	726,148
Halliburton Co.	12,375	245,272
Kinder Morgan, Inc.	27,414	720,988
Marathon Petroleum Corp.	4,531	622,605
ONEOK, Inc.	8,220	675,355
Schlumberger NV	19,933	662,772
Targa Resources Corp.	3,033	518,340
Valero Energy Corp.	4,485	520,664
Williams Cos., Inc. (The)	17,163	1,005,237
Total Energy		6,191,565
Financials — 16.8%
Aflac, Inc.	7,109	772,606
Allstate Corp. (The)	3,719	737,812
American Express Co.	7,824	2,084,392
Ameriprise Financial, Inc.	1,376	648,124
Apollo Global Management, Inc.	5,711	779,437
Arch Capital Group Ltd.	5,066	459,385
Ares Management Corp., Class A	2,611	398,256
Arthur J Gallagher & Co.	3,490	1,119,208
Bank of America Corp.	94,005	3,748,919
Bank of New York Mellon Corp. (The)	10,258	824,846
Capital One Financial Corp.	5,313	957,721
Cboe Global Markets, Inc.	1,463	324,493
Charles Schwab Corp. (The)	21,061	1,714,365
Cincinnati Financial Corp.	2,161	300,833
Citigroup, Inc.	25,900	1,771,042
Citizens Financial Group, Inc.	6,272	231,374
CME Group, Inc.	5,065	1,403,410
Coinbase Global, Inc., Class A*	2,855	579,251
Corpay, Inc.*	954	310,403
Discover Financial Services	3,530	644,825
Everest Re Group Ltd.	459	164,703
Fidelity National Information Services, Inc.	7,671	605,088
Fifth Third Bancorp	9,492	341,142
Fiserv, Inc.*	7,968	1,470,654
Global Payments, Inc.	3,555	271,282
Hartford Insurance Group, Inc. (The)	4,101	503,070
Huntington Bancshares, Inc.	20,335	295,468
Intercontinental Exchange, Inc.	8,015	1,346,280
KKR & Co., Inc.	9,463	1,081,337
M&T Bank Corp.	2,337	396,729
Markel Group Inc.*	179	325,529
Marsh & McLennan Cos., Inc.	6,916	1,559,351
Mastercard, Inc., Class A	11,510	6,308,171
MetLife, Inc.	8,242	621,200
Moody’s Corp.	2,214	1,003,208
Morgan Stanley	17,414	2,009,924
Nasdaq, Inc.	5,788	441,103
Northern Trust Corp.	2,829	265,869
PayPal Holdings, Inc.*	14,130	930,319

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Financials (continued)
PNC Financial Services Group, Inc. (The)	5,577	$ 896,168
Principal Financial Group, Inc.	3,250	240,987
Progressive Corp. (The)	8,251	2,324,637
Prudential Financial, Inc.	5,011	514,680
Raymond James Financial, Inc.	2,612	357,948
Regions Financial Corp.	12,850	262,268
Rocket Cos., Inc., Class A(a)	1,911	24,671
S&P Global, Inc.	4,382	2,191,219
Synchrony Financial	5,549	288,271
Travelers Cos., Inc. (The)	3,190	842,575
US Bancorp	21,246	857,064
Visa, Inc., Class A	24,419	8,436,765
Willis Towers Watson PLC	1,426	438,923
Total Financials		57,427,305
Health Care — 6.2%
Alnylam Pharmaceuticals, Inc.*	1,948	512,792
Avantor, Inc.*	9,910	128,731
Biogen, Inc.*	2,205	266,981
Bristol-Myers Squibb Co.	30,573	1,534,765
Cardinal Health, Inc.	3,404	480,951
Cigna Group (The)	4,132	1,405,045
Cooper Cos., Inc. (The)*	3,014	246,153
Dexcom, Inc.*	5,877	419,500
Edwards Lifesciences Corp.*	8,754	660,840
Elevance Health, Inc.	3,489	1,467,404
Gilead Sciences, Inc.	18,808	2,003,804
Hologic, Inc.*	3,506	204,049
Humana, Inc.	1,830	479,899
IDEXX Laboratories, Inc.*	1,242	537,351
Intuitive Surgical, Inc.*	5,357	2,763,141
Labcorp Holdings, Inc.	1,276	307,529
Mettler-Toledo International, Inc.*	314	336,159
Moderna, Inc.*(a)	5,083	145,069
Quest Diagnostics, Inc.	1,682	299,766
ResMed, Inc.	2,207	522,154
Royalty Pharma PLC, Class A	5,712	187,468
STERIS PLC	1,497	336,436
Stryker Corp.	4,798	1,794,068
Veeva Systems, Inc., Class A*	2,093	489,113
Vertex Pharmaceuticals, Inc.*	3,888	1,980,936
Waters Corp.*	899	312,609
West Pharmaceutical Services, Inc.	1,096	231,574
Zimmer Biomet Holdings, Inc.	3,000	309,150
Zoetis, Inc.	6,804	1,064,146
Total Health Care		21,427,583
Industrials — 6.9%
Automatic Data Processing, Inc.	5,747	1,727,548
Axon Enterprise, Inc.*	1,013	621,273
Broadridge Financial Solutions, Inc.	1,634	396,082
Carrier Global Corp.	11,850	741,099
Cintas Corp.	4,835	1,023,473
Dover Corp.	1,929	329,184
Emerson Electric Co.	8,027	843,718
Equifax, Inc.	1,735	451,325
Expeditors International of Washington, Inc.	1,970	216,523
FedEx Corp.	3,166	665,905

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Ferguson Enterprises, Inc.	2,666	$ 452,313
Fortive Corp.	4,922	343,014
GE Vernova, Inc.	3,877	1,437,669
General Electric Co.	15,257	3,074,896
Howmet Aerospace, Inc.	5,668	785,471
Illinois Tool Works, Inc.	4,145	994,427
Ingersoll Rand, Inc.	5,664	427,235
JB Hunt Transport Services, Inc.	1,134	148,078
Johnson Controls International PLC	9,328	782,619
Masco Corp.	3,034	183,891
Otis Worldwide Corp.	5,625	541,519
Quanta Services, Inc.	2,059	602,649
Rockwell Automation, Inc.	1,596	395,297
Trane Technologies PLC	3,171	1,215,476
TransUnion	2,728	226,315
United Parcel Service, Inc., Class B	10,322	983,687
United Rentals, Inc.	927	585,354
Verisk Analytics, Inc.	1,988	589,303
Waste Management, Inc.	5,654	1,319,417
Westinghouse Air Brake Technologies Corp.	2,442	451,135
WW Grainger, Inc.	622	637,121
Xylem, Inc.	3,396	409,456
Total Industrials		23,602,472
Information Technology — 33.9%
Accenture PLC, Class A	8,837	2,643,589
Adobe, Inc.*	6,207	2,327,501
Advanced Micro Devices, Inc.*	22,775	2,217,146
Amdocs Ltd.	1,577	139,691
Analog Devices, Inc.	6,983	1,361,126
ANSYS, Inc.*	1,226	394,625
Apple, Inc.	148,398	31,534,575
Applied Materials, Inc.	11,452	1,725,931
Atlassian Corp., Class A*	2,274	519,177
Autodesk, Inc.*	3,030	830,977
Cadence Design Systems, Inc.*	3,856	1,148,085
CDW Corp.	1,876	301,210
Cisco Systems, Inc.	56,335	3,252,220
Cognizant Technology Solutions Corp., Class A	6,964	512,341
Corning, Inc.	10,877	482,721
Fair Isaac Corp.*	338	672,512
Fortinet, Inc.*	8,689	901,571
Gartner, Inc.*	1,054	443,818
Gen Digital, Inc.	7,620	197,129
Hewlett Packard Enterprise Co.	18,200	295,204
HP, Inc.	13,209	337,754
HubSpot, Inc.*	697	426,215
Intel Corp.	60,852	1,223,125
Intuit, Inc.	3,850	2,415,759
Keysight Technologies, Inc.*	2,433	353,758
KLA Corp.	1,889	1,327,381
Lam Research Corp.	18,189	1,303,606
Marvell Technology, Inc.	12,162	709,896
Micron Technology, Inc.	15,681	1,206,653
Microsoft Corp.	90,202	35,653,243
MongoDB, Inc.*	1,008	173,547
Monolithic Power Systems, Inc.	662	392,632

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
NetApp, Inc.	2,869	$257,493
ON Semiconductor Corp.*	6,002	238,279
Palo Alto Networks, Inc.*	9,166	1,713,400
QUALCOMM, Inc.	15,704	2,331,416
Roper Technologies, Inc.	1,508	844,601
Salesforce, Inc.	13,128	3,527,625
Seagate Technology Holdings PLC	2,779	252,972
ServiceNow, Inc.*	2,906	2,775,259
Skyworks Solutions, Inc.	2,242	144,116
Snowflake, Inc., Class A*	4,450	709,731
Synopsys, Inc.*	2,173	997,429
TE Connectivity PLC	4,268	624,750
Teradyne, Inc.	2,291	170,015
Texas Instruments, Inc.	12,833	2,053,922
Trimble, Inc.*	3,424	212,767
VeriSign, Inc.*	1,180	332,902
Western Digital Corp.*	4,838	212,195
Workday, Inc., Class A*	2,995	733,775
Zebra Technologies Corp., Class A*	724	181,232
Zscaler, Inc.*	1,321	298,771
Total Information Technology		116,037,368
Materials — 3.1%
Air Products and Chemicals, Inc.	3,092	838,210
Ball Corp.	4,235	219,966
CRH PLC	9,600	916,032
DuPont de Nemours, Inc.	5,316	350,803
Ecolab, Inc.	3,546	891,571
International Flavors & Fragrances, Inc.	3,590	281,671
Linde PLC	6,718	3,044,799
LyondellBasell Industries NV, Class A	3,582	208,508
Martin Marietta Materials, Inc.	858	449,575
Newmont Corp.	16,138	850,150
Nucor Corp.	3,330	397,502
Packaging Corp. of America	1,248	231,641
PPG Industries, Inc.	3,275	356,516
Sherwin-Williams Co. (The)	3,281	1,157,931
Vulcan Materials Co.	1,851	485,573
Total Materials		10,680,448
Real Estate — 3.6%
Alexandria Real Estate Equities, Inc.	2,215	160,942
American Tower Corp.	6,584	1,484,099
AvalonBay Communities, Inc.	2,001	420,170
CBRE Group, Inc., Class A*	4,292	524,397
Crown Castle, Inc.	6,105	645,665
Digital Realty Trust, Inc.	4,681	751,488
Equinix, Inc.	1,358	1,168,898
Equity Residential	4,804	337,529
Essex Property Trust, Inc.	896	250,118
Extra Space Storage, Inc.	2,945	431,501
Healthpeak Properties, Inc.	9,801	174,850
Invitation Homes, Inc.	8,049	275,195
Iron Mountain, Inc.	4,089	366,661
Mid-America Apartment Communities, Inc.	1,637	261,347
Prologis, Inc.	13,033	1,331,973
Public Storage	2,215	665,452
SBA Communications Corp.	1,492	363,153

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Simon Property Group, Inc.	4,553	$716,551
Ventas, Inc.	5,899	413,402
Welltower, Inc.	8,786	1,340,656
Weyerhaeuser Co.	10,209	264,515
Total Real Estate		12,348,562
Utilities — 1.5%
American Water Works Co., Inc.	2,738	402,513
Eversource Energy	5,166	307,274
Exelon Corp.	14,155	663,869
NextEra Energy, Inc.	28,995	1,939,186
PG&E Corp.	30,886	510,237
Public Service Enterprise Group, Inc.	7,026	561,588
Sempra	8,933	663,454
Total Utilities		5,048,121
Total Common Stocks (Cost $318,906,827)		341,869,505
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(b)(c)	93,766	93,766
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%(b)	114,471	114,471
Total Short-Term Investments (Cost $208,237)		208,237
Total Investments — 100.0% (Cost $319,115,064)		342,077,742
Other Assets and Liabilities, Net — 0.0%(d)		67,622
Net Assets — 100.0%		$342,145,364

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,039,407; total market value of collateral held by the Fund was $1,063,576. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $969,810.

(b)Reflects the 1-day yield at April 30, 2025.

(c)Represents security purchased with cash collateral received for securities on loan.

(d)Less than 0.05%.

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF (continued)

April 30, 2025

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$341,869,505	$—	$—	$341,869,505
Short-Term Investments:
Money Market Funds	208,237	—	—	208,237
Total Investments in Securities	$342,077,742	$—	$—	$342,077,742

(e)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF

April 30, 2025

	Shares	Value
Common Stocks — 99.0%
Australia — 6.9%
ALS Ltd.	32,202	$354,190
ANZ Group Holdings Ltd.	156,257	2,985,427
APA Group	75,545	397,333
Aristocrat Leisure Ltd.	32,757	1,400,934
ASX Ltd.	12,184	551,405
Atlas Arteria Ltd.	81,932	271,032
Aurizon Holdings Ltd.	144,106	282,150
BHP Group Ltd.	250,445	6,119,827
Brambles Ltd.	73,577	966,043
CAR Group Ltd.	23,668	504,444
Charter Hall Group	30,420	328,945
Cochlear Ltd.	3,521	618,626
Coles Group Ltd.	71,601	972,169
Commonwealth Bank of Australia	83,429	8,893,428
Computershare Ltd.	30,840	803,525
Dexus	82,488	396,904
Endeavour Group Ltd.	98,320	251,011
Fortescue Ltd.	82,819	857,934
Glencore PLC*	596,023	1,945,691
Goodman Group	102,248	1,961,388
GPT Group (The)	159,333	472,024
IDP Education Ltd.(a)	17,784	100,819
Insurance Australia Group Ltd.	132,023	693,537
Lottery Corp., Ltd. (The)	142,094	474,595
Macquarie Group Ltd.	18,580	2,299,808
Medibank Pvt Ltd.	164,324	488,912
Mineral Resources Ltd.*(a)	11,575	152,495
Mirvac Group	293,080	427,561
National Australia Bank Ltd.	161,058	3,723,295
Northern Star Resources Ltd.	57,873	710,235
Origin Energy Ltd.	89,934	612,270
Pilbara Minerals Ltd.*	162,157	156,153
Pro Medicus Ltd.	2,867	420,840
QBE Insurance Group Ltd.	79,006	1,091,415
Ramsay Health Care Ltd.(a)	11,672	248,396
REA Group Ltd.	3,147	499,837
Region RE Ltd.	189,329	281,049
Rio Tinto Ltd.	19,696	1,475,748
Rio Tinto PLC	53,785	3,194,757
Santos Ltd.	178,595	686,785
Scentre Group	351,002	813,009
SEEK Ltd.	23,717	323,385
Sonic Healthcare Ltd.	30,099	502,270
South32 Ltd.	259,935	457,377
Steadfast Group Ltd.	76,299	286,572
Stockland	174,660	613,540
Suncorp Group Ltd.	61,930	802,819
Technology One Ltd.	18,437	354,614
Telstra Group Ltd.	232,690	671,477
Transurban Group	164,967	1,489,365
Treasury Wine Estates Ltd.	48,397	276,843
Vicinity Ltd.	266,607	402,588
Wesfarmers Ltd.	58,954	2,954,358
Westpac Banking Corp.	176,327	3,705,093
WiseTech Global Ltd.	9,894	560,390
Woodside Energy Group Ltd.	97,562	1,294,692
Woolworths Group Ltd.	65,484	1,322,778
Total Australia		65,904,107

	Shares	Value
Common Stocks (continued)
Austria — 0.3%
ANDRITZ AG	4,456	$ 319,371
Erste Group Bank AG	15,881	1,073,236
Mondi PLC	23,265	352,081
OMV AG	9,289	481,081
Verbund AG	3,490	268,583
Total Austria		2,494,352
Belgium — 0.8%
Ageas SA	8,948	561,984
Anheuser-Busch InBev SA	47,276	3,095,484
D’ieteren Group	1,086	216,904
Groupe Bruxelles Lambert NV	5,406	445,533
KBC Group NV	11,544	1,063,722
Lotus Bakeries NV(a)	23	221,189
Sofina SA(a)	959	267,740
Syensqo SA	3,631	258,467
UCB SA	5,929	1,086,118
Warehouses De Pauw CVA*	10,418	266,223
Total Belgium		7,483,364
Brazil — 0.0%(b)
Yara International ASA	9,302	300,679
Chile — 0.0%(b)
Antofagasta PLC	18,448	402,388
China — 0.6%
BOC Aviation Ltd.	7,428	55,796
BOC Hong Kong Holdings Ltd.	201,418	836,352
ESR Group Ltd.	152,302	242,750
Lenovo Group Ltd.	549,950	637,555
Prosus NV*	61,640	2,867,588
Shenzhou International Group Holdings Ltd.	72,888	505,677
Wilmar International Ltd.	164,403	385,290
Xinyi Glass Holdings Ltd.(a)	124,256	116,490
Total China		5,647,498
Denmark — 2.0%
AP Moller - Maersk A/S, Class B(a)	331	566,417
Carlsberg A/S, Class B	4,945	674,703
Coloplast A/S, Class B	6,588	744,548
Danske Bank A/S	33,018	1,155,174
DSV A/S(a)	9,512	2,013,827
Genmab A/S*	3,146	666,053
Novo Nordisk A/S, Class B	154,705	10,252,480
Novonesis Novozymes B, Class B	17,516	1,136,795
Orsted A/S*(a)	9,040	360,474
Pandora A/S	4,038	597,940
Tryg A/S	20,901	500,444
Vestas Wind Systems A/S	49,632	659,648
Zealand Pharma A/S*	3,438	241,717
Total Denmark		19,570,220
Finland — 1.0%
Elisa OYJ	8,232	440,001
Fortum OYJ(a)	22,811	382,344
Kesko OYJ, B Shares	14,184	325,698
Kone OYJ, Class B	16,553	1,025,507
Metso Outotec OYJ(a)	31,532	342,597
Neste OYJ(a)	21,061	219,205
Nokia OYJ	247,948	1,237,062

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Finland (continued)
Nordea Bank Abp	164,390	$ 2,275,149
Orion OYJ, Class B	5,376	337,031
Sampo OYJ, A Shares	128,544	1,288,509
Stora Enso OYJ, R Shares	29,801	276,634
UPM-Kymmene OYJ	25,456	674,814
Wartsila OYJ Abp	24,839	459,114
Total Finland		9,283,665
France — 8.4%
Accor SA	12,298	603,227
Air Liquide SA	28,117	5,771,065
Airbus SE	28,674	4,796,058
Alstom SA*	17,921	432,288
Arkema SA	3,499	265,100
AXA SA*	85,480	4,039,336
BioMerieux	2,189	295,367
BNP Paribas SA	49,495	4,179,815
Bouygues SA*	11,169	491,350
Canal+ SA*	37,741	85,950
Capgemini SE	8,067	1,282,448
Carrefour SA(a)	30,170	466,251
Cie de Saint-Gobain SA	22,771	2,472,014
Cie Generale des Etablissements Michelin SCA	35,779	1,308,412
Danone SA	32,276	2,786,956
Dassault Systemes SE	33,837	1,263,166
Edenred SE	12,957	403,277
Eiffage SA	4,021	547,362
Engie SA	89,466	1,849,425
EssilorLuxottica SA	15,144	4,350,220
Gecina SA	3,567	366,959
Getlink SE	22,270	422,262
Hermes International SCA	1,652	4,490,090
Kering SA(a)	3,634	736,714
Klepierre SA	12,753	467,383
Legrand SA	13,000	1,423,099
L’Oreal SA*	11,357	4,996,202
LVMH Moet Hennessy Louis Vuitton SE	11,969	6,638,257
Orange SA	102,997	1,496,893
Pernod Ricard SA	10,128	1,096,269
Publicis Groupe SA	11,648	1,181,881
Renault SA	10,130	536,958
Rexel SA	12,241	339,386
Safran SA	16,822	4,455,526
Sartorius Stedim Biotech	1,319	309,171
Societe Generale SA	35,814	1,856,449
Sodexo SA	4,779	303,679
Teleperformance SE	2,995	328,405
Thales SA	4,408	1,227,145
TotalEnergies SE	96,047	5,585,727
Unibail-Rodamco-Westfield*	5,950	504,029
Veolia Environnement SA	33,183	1,213,856
Vinci SA	24,548	3,421,149
Vivendi SE*	37,741	117,294
Total France		81,203,870
Germany — 8.9%
adidas AG	8,551	1,960,596
Allianz SE	19,151	7,926,428
BASF SE*	44,622	2,263,817

	Shares	Value
Common Stocks (continued)
Germany (continued)
Bayer AG	49,252	$ 1,289,387
Bayerische Motoren Werke AG	17,445	1,473,415
Bechtle AG	5,051	214,741
Beiersdorf AG	5,530	779,493
Brenntag SE	6,983	465,004
Commerzbank AG	44,656	1,178,711
Continental AG	6,007	467,340
Covestro AG*	9,488	640,658
CTS Eventim AG & Co. KGaA	3,243	382,657
Daimler Truck Holding AG	25,672	1,026,063
Deutsche Bank AG	93,456	2,441,308
Deutsche Boerse AG	9,341	3,010,314
Deutsche Lufthansa AG	34,841	250,149
Deutsche Post AG	48,824	2,081,833
Deutsche Telekom AG	161,934	5,816,886
E.ON SE	113,464	1,988,232
Fresenius Medical Care AG	11,449	579,283
Fresenius SE & Co. KGaA*	21,714	1,031,767
GEA Group AG	8,982	585,050
Hannover Rueck SE	3,255	1,044,915
Heidelberg Materials AG	6,551	1,297,615
Henkel AG & Co. KGaA	5,685	401,317
Infineon Technologies AG	63,996	2,101,676
KION Group AG	4,223	178,675
Knorr-Bremse AG	3,873	383,910
LEG Immobilien SE	4,299	364,318
Mercedes-Benz Group AG	38,900	2,320,204
Merck KGaA	6,681	925,786
MTU Aero Engines AG	2,735	944,830
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen*	6,567	4,490,971
Nemetschek SE	2,666	352,456
Puma SE	6,572	168,614
Rheinmetall AG	2,113	3,600,531
RWE AG	37,421	1,454,812
SAP SE	53,356	15,484,582
Scout24 SE	4,287	510,230
Siemens AG	36,229	8,316,979
Siemens Energy AG*	32,699	2,510,504
Siemens Healthineers AG	16,037	863,741
Zalando SE*	11,543	419,495
Total Germany		85,989,293
Hong Kong — 1.7%
AIA Group Ltd.	532,857	3,992,287
ASMPT Ltd.	18,943	127,513
CK Asset Holdings Ltd.	121,646	498,054
CLP Holdings Ltd.	95,598	817,330
Hang Seng Bank Ltd.	42,595	594,870
Henderson Land Development Co., Ltd.	100,310	284,578
Hong Kong & China Gas Co., Ltd.	650,351	586,219
Hong Kong Exchanges & Clearing Ltd.	59,077	2,596,289
Hongkong Land Holdings Ltd.	64,659	316,183
Jardine Matheson Holdings Ltd.	10,305	458,160
Link REIT	143,941	674,721
MTR Corp., Ltd.	96,516	333,556
Power Assets Holdings Ltd.	80,437	532,637
Prudential PLC	131,788	1,393,802

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Sino Land Co., Ltd.	271,779	$ 279,675
Sun Hung Kai Properties Ltd.	81,297	772,115
Swire Pacific Ltd., Class A	31,776	274,952
Techtronic Industries Co., Ltd.	73,382	741,892
WH Group Ltd.	456,621	408,649
Wharf Real Estate Investment Co., Ltd.	102,451	245,733
Total Hong Kong		15,929,215
Ireland — 0.3%
AIB Group PLC	99,566	669,470
Bank of Ireland Group PLC	49,516	581,167
Kerry Group PLC, Class A	8,731	925,504
Kingspan Group PLC	7,367	622,221
Total Ireland		2,798,362
Israel — 0.8%
Bank Hapoalim BM	90,203	1,321,174
Bank Leumi Le-Israel BM	110,673	1,570,811
Big Shopping Centers Ltd.*(a)	4,013	585,455
Elbit Systems Ltd.	512	196,581
ICL Group Ltd.	56,997	378,095
Israel Discount Bank Ltd., Class A	103,852	774,813
Mizrahi Tefahot Bank Ltd.	15,830	801,712
Nice Ltd.*	3,363	525,375
Shufersal Ltd.	4,172	39,037
Teva Pharmaceutical Industries Ltd.*	54,739	825,060
Tower Semiconductor Ltd.*	8,547	309,322
Total Israel		7,327,435
Italy — 3.1%
Banco BPM SpA	82,012	913,068
BPER Banca SpA	64,585	524,051
Brunello Cucinelli SpA	2,260	254,645
Coca-Cola HBC AG*	11,141	580,361
Davide Campari-Milano NV(a)	38,225	255,673
Enel SpA	405,386	3,522,531
Eni SpA	121,296	1,751,119
Ferrari NV	6,232	2,845,028
FinecoBank Banca Fineco SpA	37,929	757,330
Generali(a)	69,069	2,523,449
Intesa Sanpaolo SpA	811,620	4,319,660
Leonardo SpA	20,537	1,069,222
Mediobanca Banca di Credito Finanziario SpA	37,166	759,839
Moncler SpA	12,862	790,113
Nexi SpA*(a)	50,439	294,940
PRADA SpA*	29,152	182,325
Prysmian SpA	15,620	851,225
Recordati Industria Chimica e Farmaceutica SpA	7,918	466,691
Snam SpA	162,869	936,816
Telecom Italia SpA*	928,357	367,248
Terna - Rete Elettrica Nazionale	100,428	1,000,969
UniCredit SpA(a)	78,118	4,526,173
Total Italy		29,492,476
Ivory Coast — 0.0%(b)
Endeavour Mining PLC	10,735	289,069
Japan — 23.7%
Advantest Corp.	36,364	1,494,687
Aeon Co., Ltd.	42,726	1,266,144

	Shares	Value
Common Stocks (continued)
Japan (continued)
AGC, Inc.	14,812	$ 462,408
Aisin Corp.	39,737	504,652
Ajinomoto Co., Inc.	52,342	1,070,031
Aozora Bank Ltd.	14,582	200,881
Asahi Group Holdings Ltd.	81,719	1,130,053
Asahi Intecc Co., Ltd.	13,242	203,541
Asahi Kasei Corp.	88,309	615,389
Asics Corp.	31,866	688,970
Astellas Pharma, Inc.	102,803	1,028,823
Bandai Namco Holdings, Inc.	33,317	1,155,958
BayCurrent, Inc.	7,381	397,924
Bic Camera, Inc.	16,571	177,920
Bridgestone Corp.	32,570	1,367,967
Brother Industries Ltd.	17,577	309,360
Canon, Inc.	49,693	1,534,268
Capcom Co., Ltd.	20,383	591,456
Central Japan Railway Co.	53,826	1,106,029
Chubu Electric Power Co., Inc.	46,275	600,822
Chugai Pharmaceutical Co., Ltd.	32,985	1,900,615
Concordia Financial Group Ltd.	73,884	475,605
CyberAgent, Inc.	28,287	242,831
Dai Nippon Printing Co., Ltd.	31,422	438,595
Daifuku Co., Ltd.	20,758	551,112
Dai-ichi Life Holdings, Inc.	185,755	1,334,170
Daiichi Sankyo Co., Ltd.	92,482	2,362,622
Daikin Industries Ltd.	14,586	1,666,285
Daito Trust Construction Co., Ltd.	4,367	485,562
Daiwa House Industry Co., Ltd.	34,454	1,245,165
Daiwa Securities Group, Inc.	93,460	612,103
Daiwa Securities Living Investments Corp.	448	283,298
Denso Corp.	102,422	1,326,589
Dentsu Group, Inc.	16,580	345,688
Disco Corp.	4,719	913,760
East Japan Railway Co.	61,184	1,327,998
Ebara Corp.	25,638	386,799
Eisai Co., Ltd.	15,162	437,725
ENEOS Holdings, Inc.	159,864	768,724
FANUC Corp.	49,889	1,278,003
Fast Retailing Co., Ltd.	9,068	2,986,642
Fuji Electric Co., Ltd.	8,712	386,189
FUJIFILM Holdings Corp.	63,374	1,304,223
Fujikura Ltd.	13,151	483,758
Fujitsu Ltd.	88,126	1,946,754
GLP J-Reit	473	408,536
Hamamatsu Photonics K.K.	21,501	199,047
Hankyu Hanshin Holdings, Inc.	17,712	505,135
Hikari Tsushin, Inc.	1,601	444,248
Hirose Electric Co., Ltd.	2,684	305,111
Hitachi Ltd.	215,104	5,305,215
Honda Motor Co., Ltd.	235,761	2,401,576
Hoya Corp.	17,725	2,085,148
Idemitsu Kosan Co., Ltd.	71,467	443,162
IHI Corp.	6,764	528,734
Inpex Corp.	50,764	643,803
Isetan Mitsukoshi Holdings Ltd.	21,292	274,360
Isuzu Motors Ltd.	34,930	471,766
ITOCHU Corp.	67,547	3,448,382
J Front Retailing Co., Ltd.	18,959	232,601

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Japan (continued)
Japan Logistics Fund, Inc.	514	$ 336,925
Japan Post Bank Co., Ltd.	108,895	1,115,365
Japan Post Holdings Co., Ltd.	110,564	1,073,550
Japan Steel Works Ltd. (The)	4,323	178,084
Japan Tobacco, Inc.	61,785	1,908,907
Kajima Corp.	29,288	699,553
Kansai Electric Power Co., Inc. (The)	53,479	657,990
Kao Corp.	25,872	1,107,686
Kawasaki Heavy Industries Ltd.	8,190	486,267
Kawasaki Kisen Kaisha Ltd.(a)	22,096	302,070
KDDI Corp.	153,820	2,721,290
Keio Corp.	10,850	294,602
Keisei Electric Railway Co., Ltd.	29,599	306,801
Kewpie Corp.	13,304	303,034
Keyence Corp.	9,262	3,885,573
Kikkoman Corp.	53,400	522,432
Kintetsu Group Holdings Co., Ltd.	15,765	339,416
Kirin Holdings Co., Ltd.	54,071	818,419
Kobe Bussan Co., Ltd.	9,723	298,970
Kobe Steel Ltd.	24,059	281,509
Koito Manufacturing Co., Ltd.	20,124	244,214
Komatsu Ltd.	49,065	1,410,653
Konami Group Corp.	5,078	724,462
Kotobuki Spirits Co., Ltd.	8,076	120,200
K’s Holdings Corp.	20,825	199,943
Kubota Corp.	55,092	638,440
Kuraray Co., Ltd.	26,341	307,195
Kurita Water Industries Ltd.	9,179	304,058
Kyocera Corp.	79,616	944,407
Kyoto Financial Group, Inc.	24,798	424,368
Kyowa Kirin Co., Ltd.	19,644	306,421
Kyushu Electric Power Co., Inc.	31,072	276,760
Lasertec Corp.	4,520	421,136
Lion Corp.	21,355	262,072
Lixil Corp.	23,210	273,446
LY Corp.	144,868	548,232
M3, Inc.	24,244	303,645
Makita Corp.	14,620	428,637
Marubeni Corp.	83,721	1,483,782
Marui Group Co., Ltd.	17,356	344,163
MatsukiyoCocokara & Co.	22,913	421,908
MEIJI Holdings Co., Ltd.	19,857	489,186
MINEBEA MITSUMI, Inc.	25,822	379,075
MISUMI Group, Inc.	17,840	250,390
Mitsubishi Chemical Group Corp.	97,589	472,757
Mitsubishi Corp.	187,677	3,568,284
Mitsubishi Electric Corp.	99,355	1,922,809
Mitsubishi Estate Co., Ltd.	66,762	1,172,454
Mitsubishi Heavy Industries Ltd.	157,942	3,096,500
Mitsubishi UFJ Financial Group, Inc.	552,790	6,989,321
Mitsui & Co., Ltd.	145,670	2,959,560
Mitsui Chemicals, Inc.	15,639	343,172
Mitsui Fudosan Co., Ltd.	149,879	1,480,507
Mitsui OSK Lines Ltd.(a)	17,711	588,421
Mizuho Financial Group, Inc.	128,834	3,233,495
Money Forward, Inc.*	3,328	99,602
Morinaga Milk Industry Co., Ltd.	8,817	209,793
MS&AD Insurance Group Holdings, Inc.	69,389	1,578,571
Murata Manufacturing Co., Ltd.	87,828	1,363,230

	Shares	Value
Common Stocks (continued)
Japan (continued)
NEC Corp.	63,836	$ 1,555,622
Nexon Co., Ltd.	24,959	392,828
NGK Insulators Ltd.	25,534	315,326
NH Foods Ltd.	9,075	342,603
NIDEC CORP	55,114	978,714
Nintendo Co., Ltd.	51,454	4,267,392
Nippon Building Fund, Inc.	656	609,826
NIPPON EXPRESS HOLDINGS INC	19,066	340,512
Nippon Paint Holdings Co., Ltd.	54,552	414,953
Nippon Prologis REIT, Inc.	230	380,700
Nippon Sanso Holdings Corp.	12,077	386,508
Nippon Steel Corp.	54,835	1,157,132
Nippon Telegraph & Telephone Corp.	1,547,517	1,619,772
Nippon Yusen K.K.(a)	21,880	713,278
Nissan Chemical Corp.	8,852	258,473
Nissan Motor Co., Ltd.*(a)	124,775	298,729
Nisshin Seifun Group, Inc.	27,377	353,632
Nissin Foods Holdings Co., Ltd.	16,581	366,051
Nitori Holdings Co., Ltd.	4,527	541,913
Nitto Denko Corp.	40,203	704,764
Nomura Holdings, Inc.	169,131	938,141
Nomura Real Estate Master Fund, Inc.	423	421,695
Nomura Research Institute Ltd.	23,318	881,454
NSK Ltd.	63,501	277,795
NTT Data Group Corp.	32,959	653,334
Obayashi Corp.	45,159	701,731
Obic Co., Ltd.	20,331	711,385
Odakyu Electric Railway Co., Ltd.(a)	24,254	268,148
Oji Holdings Corp.	74,370	351,829
Olympus Corp.	60,440	790,457
Omron Corp.	11,014	326,621
Ono Pharmaceutical Co., Ltd.(a)	31,554	363,234
Oriental Land Co., Ltd.	56,941	1,210,755
ORIX Corp.	62,414	1,247,492
Osaka Gas Co., Ltd.	24,068	610,305
Otsuka Corp.	15,895	353,358
Otsuka Holdings Co., Ltd.	24,274	1,183,919
Pan Pacific International Holdings Corp.	22,870	707,072
Panasonic Holdings Corp.	114,112	1,312,800
Pola Orbis Holdings, Inc.	17,163	156,963
Rakuten Group, Inc.*	79,435	467,510
Recruit Holdings Co., Ltd.	69,866	3,890,043
Resonac Holdings Corp.	12,666	230,561
Ricoh Co., Ltd.	36,690	387,375
Rohm Co., Ltd.(a)	24,479	222,669
Ryohin Keikaku Co., Ltd.	14,226	483,708
Sanrio Co., Ltd.	10,952	436,422
Santen Pharmaceutical Co., Ltd.	29,118	295,385
Sanwa Holdings Corp.	12,596	413,803
SBI Holdings, Inc.	17,635	462,264
SCREEN Holdings Co., Ltd.	4,783	317,347
Secom Co., Ltd.	25,874	951,954
Sekisui Chemical Co., Ltd.	29,586	516,262
Sekisui House Ltd.	37,465	860,455
Seven & I Holdings Co., Ltd.	117,140	1,736,487
Shimadzu Corp.	17,846	458,911
Shimamura Co., Ltd.	4,075	271,743
Shimano, Inc.	4,848	686,041

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Japan (continued)
Shimizu Corp.	36,591	$391,332
Shin-Etsu Chemical Co., Ltd.	96,928	2,942,360
Shionogi & Co., Ltd.	45,850	769,524
Shiseido Co., Ltd.	21,978	362,628
Shizuoka Financial Group, Inc.	36,570	404,695
SMC Corp.	3,014	981,917
Socionext, Inc.(a)	11,023	118,429
SoftBank Corp.	1,514,828	2,292,845
SoftBank Group Corp.	50,288	2,525,682
Sompo Holdings, Inc.	50,739	1,652,290
Sony Group Corp.	290,586	7,682,276
Stanley Electric Co., Ltd.	17,117	321,244
Subaru Corp.	32,353	588,020
Sumitomo Corp.	63,478	1,556,688
Sumitomo Electric Industries Ltd.	42,825	687,230
Sumitomo Forestry Co., Ltd.	8,098	233,221
Sumitomo Metal Mining Co., Ltd.	15,676	349,589
Sumitomo Mitsui Financial Group, Inc.	184,701	4,402,576
Sumitomo Realty & Development Co., Ltd.	23,665	879,308
Suntory Beverage & Food Ltd.	12,043	421,134
Suzuki Motor Corp.	95,251	1,140,221
Sysmex Corp.	33,574	624,099
T&D Holdings, Inc.	30,087	639,328
Taisei Corp.	10,182	552,857
Takeda Pharmaceutical Co., Ltd.	82,999	2,521,275
TDK Corp.	99,935	1,065,978
Teijin Ltd.	27,965	233,793
Terumo Corp.	76,663	1,472,097
TIS, Inc.	14,107	408,553
Tobu Railway Co., Ltd.	19,636	358,332
Toho Co., Ltd.	7,633	436,661
Tokio Marine Holdings, Inc.	95,130	3,806,801
Tokyo Electric Power Co. Holdings, Inc.*	92,858	283,899
Tokyo Electron Ltd.	21,753	3,236,872
Tokyo Gas Co., Ltd.	20,186	671,216
Tokyu Corp.	38,402	467,910
Tokyu Fudosan Holdings Corp.	56,543	394,699
Tomy Co., Ltd.	7,167	157,570
TOPPAN Holdings, Inc.	16,622	466,008
Toray Industries, Inc.	94,046	599,523
Tosoh Corp.	25,256	355,804
TOTO Ltd.	10,274	273,272
Toyo Suisan Kaisha Ltd.	5,980	386,537
Toyota Industries Corp.	9,347	1,098,259
Toyota Motor Corp.	567,852	10,864,190
Toyota Tsusho Corp.	39,500	782,302
Trend Micro, Inc.	7,482	536,602
Unicharm Corp.	73,716	685,015
USS Co., Ltd.	38,032	381,013
West Japan Railway Co.	30,666	644,106
Workman Co., Ltd.	4,466	141,519
Yakult Honsha Co., Ltd.	19,559	402,109
Yamaha Corp.	31,053	226,410
Yamaha Motor Co., Ltd.	56,659	445,677
Yamato Holdings Co., Ltd.	20,626	293,108
Yaskawa Electric Corp.	15,953	337,424
Yokogawa Electric Corp.	16,948	366,906

	Shares	Value
Common Stocks (continued)
Japan (continued)
Zenkoku Hosho Co., Ltd.(a)	15,188	$ 329,123
Zensho Holdings Co., Ltd.	5,420	337,002
Total Japan		227,861,848
Luxembourg — 0.1%
ArcelorMittal SA	24,460	720,704
Eurofins Scientific SE(a)	6,785	427,909
RTL Group SA*	1,795	73,457
Total Luxembourg		1,222,070
Macau — 0.1%
Galaxy Entertainment Group Ltd.	114,450	416,198
Sands China Ltd.*	134,621	242,692
Total Macau		658,890
Netherlands — 3.6%
ABN AMRO Bank NV	25,369	524,856
Adyen NV*	1,453	2,341,779
Aegon Ltd.	72,733	465,650
Akzo Nobel NV(a)	9,141	577,326
Argenx SE*(a)	2,936	1,895,701
ASM International NV	2,289	1,106,641
ASML Holding NV	18,762	12,423,400
ASR Nederland NV	9,298	585,551
BE Semiconductor Industries NV(a)	3,849	412,333
Euronext NV	4,511	753,799
EXOR NV	5,462	514,721
Havas NV*	37,741	62,560
Heineken Holding NV	8,100	633,489
Heineken NV	14,521	1,299,082
ING Groep NV	145,254	2,809,312
Koninklijke Ahold Delhaize NV	46,031	1,891,054
Koninklijke KPN NV	207,747	967,061
Koninklijke Philips NV*	40,733	1,033,026
NN Group NV	14,982	917,960
Randstad NV	6,647	266,122
Universal Music Group NV	39,761	1,168,378
Wolters Kluwer NV	11,986	2,118,022
Total Netherlands		34,767,823
New Zealand — 0.3%
Auckland International Airport Ltd.	114,849	512,542
Contact Energy Ltd.	70,086	368,510
Fisher & Paykel Healthcare Corp., Ltd.	31,896	643,576
Mainfreight Ltd.	7,459	245,718
Meridian Energy Ltd.	96,976	315,377
Spark New Zealand Ltd.	166,314	205,294
Xero Ltd.*	8,104	851,380
Total New Zealand		3,142,397
Norway — 0.6%
Aker BP ASA	15,775	339,537
DNB Bank ASA	51,439	1,283,749
Equinor ASA	41,502	952,109
Kongsberg Gruppen ASA	3,677	591,443
Mowi ASA	22,815	418,240
Norsk Hydro ASA	68,023	358,156
Orkla ASA	39,232	437,343
Schibsted ASA, Class A	8,598	261,672
Telenor ASA	34,400	518,159
Var Energi ASA	51,080	140,729
Total Norway		5,301,137

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Poland — 0.4%
Bank Polska Kasa Opieki SA*	11,446	$ 572,954
Dino Polska SA*	2,930	411,775
InPost SA*	11,539	194,131
KGHM Polska Miedz SA	9,321	296,151
mBank SA*	1,050	229,662
ORLEN SA	35,168	637,710
Powszechna Kasa Oszczednosci Bank Polski SA	47,919	921,779
Powszechny Zaklad Ubezpieczen SA	38,893	608,197
Total Poland		3,872,359
Portugal — 0.1%
EDP SA	185,772	734,050
Galp Energia SGPS SA	25,733	398,851
Total Portugal		1,132,901
Singapore — 1.4%
CapitaLand Ascendas REIT	360,997	735,431
CapitaLand Integrated Commercial Trust	458,595	755,135
Capitaland Investment Ltd.	167,595	352,980
DBS Group Holdings Ltd.	96,399	3,134,056
Genting Singapore Ltd.(a)	492,183	278,943
Keppel Ltd.	94,451	474,534
Mapletree Industrial Trust	320,119	495,244
Oversea-Chinese Banking Corp., Ltd.	178,872	2,212,440
Seatrium Ltd.*(a)	94,707	138,539
Singapore Exchange Ltd.	55,498	610,363
Singapore Technologies Engineering Ltd.	99,284	563,448
Singapore Telecommunications Ltd.	409,779	1,186,310
STMicroelectronics NV(a)	32,206	725,614
United Overseas Bank Ltd.	60,252	1,598,475
Total Singapore		13,261,512
South Africa — 0.2%
Anglo American PLC	60,859	1,649,364
South Korea — 3.8%
Alteogen, Inc.*	2,089	515,821
Celltrion, Inc.	8,434	957,020
CJ CheilJedang Corp.	1,682	282,798
Coway Co., Ltd.	5,821	359,129
DB Insurance Co., Ltd.	4,877	312,896
Delivery Hero SE*	10,700	301,527
Doosan Enerbility Co., Ltd.*	25,236	513,952
Ecopro BM Co., Ltd.*	2,734	195,217
Ecopro Co., Ltd.	5,693	204,251
Ecopro Materials Co., Ltd.*	1,982	77,384
Hana Financial Group, Inc.	17,815	808,349
Hankook Tire & Technology Co., Ltd.	10,835	315,560
Hanmi Semiconductor Co., Ltd.	3,076	164,674
Hanwha Aerospace Co., Ltd.	1,610	902,687
Hanwha Vision Co., Ltd.*	1,999	84,657
HD Hyundai Electric Co., Ltd.	1,345	290,951
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	2,844	544,191
HLB, Inc.*	6,373	255,099
HMM Co., Ltd.	20,869	268,074
Hyundai Mobis Co., Ltd.	4,194	789,233
Hyundai Motor Co.	9,994	1,340,033

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Industrial Bank of Korea	56,370	$ 608,312
Kakao Corp.	20,071	540,074
KakaoBank Corp.	18,777	294,567
KB Financial Group, Inc.	19,330	1,226,568
Kia Corp.	14,999	953,858
Korea Electric Power Corp.	27,227	491,293
Korea Zinc Co., Ltd.	461	258,796
Korean Air Lines Co., Ltd.	26,309	387,741
Krafton, Inc.*	2,144	560,321
KT&G Corp.	9,799	790,675
LG Chem Ltd.	3,372	512,383
LG Corp.	8,922	418,013
LG Display Co., Ltd.*	62	369
LG Energy Solution Ltd.*	2,599	593,300
Meritz Financial Group, Inc.	6,248	545,464
POSCO Holdings, Inc.	4,353	797,718
Samsung Biologics Co., Ltd.*	1,070	791,868
Samsung C&T Corp.	6,657	573,209
Samsung Electro-Mechanics Co., Ltd.	4,760	394,127
Samsung Electronics Co., Ltd.	232,882	9,092,473
Samsung Fire & Marine Insurance Co., Ltd.	2,171	571,959
Samsung Heavy Industries Co., Ltd.*	38,717	396,839
Samsung SDI Co., Ltd.	3,545	438,917
Samsung SDS Co., Ltd.	4,490	405,569
SK Hynix, Inc.	26,841	3,351,585
SK Innovation Co., Ltd.	3,854	255,939
SK Square Co., Ltd.*	5,600	350,222
SK, Inc.	3,777	351,794
Woori Financial Group, Inc.	62,047	773,023
Yuhan Corp.	3,854	308,537
Total South Korea		36,519,016
Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	10,483	656,603
Aena SME SA(a)	3,622	911,573
Amadeus IT Group SA	21,430	1,685,265
Banco Bilbao Vizcaya Argentaria SA	277,745	3,807,667
Banco de Sabadell SA	240,798	701,837
Banco Santander SA(a)	721,734	5,071,910
Bankinter SA	34,089	396,807
CaixaBank SA(a)	189,345	1,448,983
Cellnex Telecom SA*	29,203	1,183,125
EDP Renovaveis SA	23,024	216,055
Endesa SA	19,234	579,403
Grifols SA*	23,657	223,043
Iberdrola SA	300,545	5,430,445
Industria de Diseno Textil SA(a)	50,886	2,732,585
Naturgy Energy Group SA(a)	7,531	224,637
Red Electrica Corp. SA	28,621	601,897
Repsol SA	61,084	750,617
Telefonica SA(a)	217,750	1,118,330
Total Spain		27,740,782
Sweden — 3.0%
Alfa Laval AB(a)	15,001	622,288
Assa Abloy AB, Class B	51,697	1,562,986
Atlas Copco AB, B Shares	77,141	1,075,346
Atlas Copco AB, A Shares	126,358	1,963,187

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Beijer Ref AB(a)	23,226	$ 354,474
Boliden AB*	15,283	469,191
Castellum AB*(a)	30,289	367,586
Epiroc AB, Class A	32,897	712,179
Epiroc AB, Class B	21,190	415,676
EQT AB(a)	37,368	1,076,303
Essity AB, Class B	30,746	887,483
Evolution AB*(a)	7,827	547,125
Fastighets AB Balder, B Shares*(a)	42,207	302,826
Getinge AB, B Shares(a)	12,389	239,176
H & M Hennes & Mauritz AB, B Shares(a)	28,765	417,686
Hexagon AB, B Shares*	110,504	1,073,315
Industrivarden AB, A Shares	17,553	616,955
Indutrade AB	17,258	466,660
Investor AB, B Shares	113,558	3,359,091
Nibe Industrier AB, B Shares(a)	92,703	391,961
Saab AB, Class B(a)	15,826	734,944
Sandvik AB(a)	56,110	1,164,098
Securitas AB, B Shares(a)	29,641	471,741
Skandinaviska Enskilda Banken AB, Class A(a)	78,912	1,247,305
Skanska AB, B Shares	21,001	487,524
SKF AB, B Shares	20,587	404,594
Svenska Cellulosa AB SCA, Class B	33,167	430,883
Svenska Handelsbanken AB, A Shares(a)	75,291	986,326
Swedbank AB, A Shares(a)	44,565	1,108,476
Tele2 AB, B Shares	30,641	451,916
Telefonaktiebolaget LM Ericsson, B Shares	139,494	1,176,997
Telia Co. AB	130,554	489,329
Trelleborg AB, B Shares	12,001	414,098
Volvo AB, B Shares(a)	88,311	2,404,428
Total Sweden		28,894,153
Switzerland — 4.4%
ABB Ltd.	77,919	4,095,311
Adecco Group AG	8,922	232,564
Avolta AG*	4,504	205,537
Bachem Holding AG*(a)	1,628	99,750
Baloise Holding AG	3,133	698,849
Barry Callebaut AG(a)	211	190,266
Chocoladefabriken Lindt & Spruengli AG(a)	101	1,479,817
Cie Financiere Richemont SA, Class A	25,686	4,540,178
Clariant AG*	15,006	167,819
DSM-Firmenich AG	8,927	967,286
EMS-Chemie Holding AG	426	314,932
Geberit AG	1,739	1,206,666
Givaudan SA	396	1,918,919
Helvetia Holding AG	2,323	512,516
Julius Baer Group Ltd.	10,395	673,477
Kuehne + Nagel International AG	2,597	596,828
Logitech International SA	7,631	576,121
Lonza Group AG	3,466	2,482,613
Partners Group Holding AG	1,100	1,439,671
PSP Swiss Property AG	3,669	655,888
Sandoz Group AG	22,209	967,007
Schindler Holding AG, Participating Certificate	3,255	1,191,486

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
SGS SA(a)	8,409	$ 826,011
SIG Group AG*(a)	19,016	368,171
Sika AG	7,521	1,883,568
Sonova Holding AG	2,568	791,885
Straumann Holding AG	5,284	647,198
Swatch Group AG (The), Bearer(a)	2,134	369,149
Swiss Prime Site AG	5,775	817,320
Swisscom AG	1,587	1,062,184
Temenos AG	3,243	232,841
UBS Group AG(c)	155,746	4,717,393
VAT Group AG	1,344	481,338
Zurich Insurance Group AG(c)	7,268	5,151,060
Total Switzerland		42,561,619
Thailand — 0.0%(b)
Thai Beverage PCL	390,767	149,639
United Kingdom — 10.7%
3i Group PLC	46,070	2,605,425
Admiral Group PLC	15,064	655,543
Ashtead Group PLC	21,650	1,153,826
Associated British Foods PLC	16,999	468,644
AstraZeneca PLC(c)	72,802	10,432,098
Auto Trader Group PLC	47,869	536,574
Aviva PLC	142,465	1,065,628
B&M European Value Retail SA	45,917	206,319
BAE Systems PLC	148,103	3,431,213
Barclays PLC	715,062	2,834,766
Barratt Redrow PLC	77,857	484,403
Beazley PLC	34,777	410,865
Berkeley Group Holdings PLC	6,051	337,033
British American Tobacco PLC	96,972	4,206,995
British Land Co. PLC (The)	62,768	329,824
BT Group PLC(a)	320,471	743,957
Bunzl PLC	17,922	562,554
Burberry Group PLC	18,324	177,104
Centrica PLC	257,914	551,711
CK Hutchison Holdings Ltd.	144,988	818,919
Compass Group PLC	84,066	2,827,390
ConvaTec Group PLC	86,623	300,595
Croda International PLC	7,400	291,683
DCC PLC	5,338	348,371
Diageo PLC	109,419	3,057,483
Entain PLC	31,109	264,938
Halma PLC	19,820	729,613
Howden Joinery Group PLC	31,475	323,297
HSBC Holdings PLC	870,049	9,668,890
IMI PLC	14,787	349,198
Imperial Brands PLC	41,976	1,723,513
Informa PLC	69,583	676,433
Intermediate Capital Group PLC	14,491	363,112
Intertek Group PLC	8,862	542,608
JD Sports Fashion PLC	151,773	159,300
Kingfisher PLC	100,136	384,135
Land Securities Group PLC	42,548	336,726
Legal & General Group PLC	310,892	973,783
Lloyds Banking Group PLC	3,001,482	2,937,858
London Stock Exchange Group PLC	24,381	3,785,768
M&G PLC	126,579	350,655
Marks & Spencer Group PLC	106,572	553,735

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Melrose Industries PLC	64,394	$ 372,945
National Grid PLC	242,787	3,512,072
NatWest Group PLC	366,396	2,340,291
Next PLC	5,977	984,364
Pearson PLC	35,325	564,553
Persimmon PLC	18,061	312,407
Reckitt Benckiser Group PLC	34,152	2,206,945
RELX PLC	91,985	4,996,901
Rentokil Initial PLC	129,142	590,969
Rightmove PLC	42,694	420,741
Rolls-Royce Holdings PLC	413,247	4,162,994
Sage Group PLC (The)	51,630	853,408
Segro PLC	73,812	671,009
Severn Trent PLC	14,712	548,259
Smith & Nephew PLC	45,666	642,900
Smiths Group PLC	19,427	483,683
Spirax Group PLC	3,889	305,180
SSE PLC	56,299	1,272,362
St James’s Place PLC	29,244	366,863
Standard Chartered PLC	98,573	1,416,706
Taylor Wimpey PLC	196,088	307,619
Tesco PLC	337,896	1,673,074
Unilever PLC	119,342	7,586,100
United Utilities Group PLC	36,426	548,577
Vodafone Group PLC	1,048,618	1,026,110
Weir Group PLC (The)	13,966	419,351
Whitbread PLC	10,001	346,382
Wise PLC, Class A*	38,399	501,869
WPP PLC	57,523	442,715
Total United Kingdom		102,839,834
United States — 8.9%
Alcon AG	24,644	2,388,976
BP PLC	790,246	3,697,533
CSL Ltd.	23,880	3,837,161
Experian PLC	45,669	2,266,157
Ferrovial SE	24,060	1,172,778
GSK PLC	196,539	3,894,448
Haleon PLC	420,067	2,111,921
Holcim AG*	27,226	3,034,867
James Hardie Industries PLC*(a)	21,974	520,221
Nestle SA(c)	125,838	13,435,992
Novartis AG(c)	96,856	11,054,608
QIAGEN NV*	9,923	425,876
Roche Holding AG	35,075	11,494,612
Samsonite Group SA	76,404	137,345
Sanofi SA	54,258	5,914,905
Schneider Electric SE	26,054	6,047,774
Shell PLC(c)	296,773	9,674,149
Smurfit WestRock PLC	25,672	1,073,967
Stellantis NV	108,003	999,368
Swiss Re AG	14,563	2,618,416
Total United States		85,801,074
Total Common Stocks (Cost $843,317,525)		951,492,411

	Shares	Value
Preferred Stocks — 0.4%
Germany — 0.2%
Henkel AG & Co. KGaA, 2.94%	8,806	$ 684,700
Sartorius AG, 0.31%(a)	1,383	357,030
Volkswagen AG, 9.40%	10,700	1,160,859
Total Germany		2,202,589
South Korea — 0.2%
Samsung Electronics Co., Ltd., 3.20%	42,983	1,416,640
Total Preferred Stocks (Cost $4,070,547)		3,619,229
Rights — 0.0%(b)
South Korea — 0.0%(b)
Samsung SDI Co., Ltd., expires 5/13/25*	528	12,796
Spain — 0.0%(b)
EDP Renovaveis SA, expires 5/15/25*(a)	24,414	2,498
Total Rights (Cost $2,334)		15,294
Short-Term Investments — 2.5%
Money Market Funds — 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(d)(e)	23,219,595	23,219,595
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%(d)	1,196,372	1,196,372
Total Short-Term Investments (Cost $24,415,967)		24,415,967
Total Investments — 101.9% (Cost $871,806,373)		979,542,901
Other Assets and Liabilities, Net — (1.9)%		(18,067,399)
Net Assets — 100.0%		$961,475,502

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $35,633,676; total market value of collateral held by the Fund was $39,001,465. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $15,781,870.

(b)Less than 0.05%.

(c)All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $45,516,638.

(d)Reflects the 1-day yield at April 30, 2025.

(e)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2025

Forward Foreign Currency Contracts Outstanding as of April 30, 2025:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at April 30, 2025	Unrealized Appreciation
Australian Dollar	05/08/25	Morgan Stanley	53,931,110	$34,483,099	$34,509,580	$26,481
Swiss Franc	05/08/25	Morgan Stanley	37,612,238	45,756,938	45,799,414	42,476
Danish Krone	05/08/25	Morgan Stanley	72,738,455	11,077,985	11,082,733	4,748
Euro	05/08/25	Morgan Stanley	145,484,487	165,326,711	165,431,142	104,431
Great British Pound	05/08/25	Morgan Stanley	3,486,918	4,591,719	4,657,483	65,764
Hong Kong Dollar	05/08/25	Morgan Stanley	5,231,082	674,032	674,569	537
Israeli Shekel	05/08/25	Morgan Stanley	13,709,379	3,763,423	3,767,762	4,339
Japanese Yen	05/08/25	Morgan Stanley	143,633,787	977,268	1,006,967	29,699
South Korean Won#	05/08/25	Morgan Stanley	27,347,423,673	19,177,199	19,249,277	72,078
Norwegian Krone	05/08/25	Morgan Stanley	2,027,405	192,072	195,508	3,436
New Zealand Dollar	05/08/25	Morgan Stanley	17,537	9,796	10,409	613
Polish Zloty	05/08/25	Morgan Stanley	445,269	117,427	118,320	893
Swedish Krona	05/08/25	Morgan Stanley	147,975,793	15,339,059	15,347,206	8,147
Singapore Dollar	05/08/25	Morgan Stanley	9,735,904	7,453,451	7,458,635	5,184
Unrealized Appreciation				$308,940,179	$309,309,005	$368,826

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at April 30, 2025	Unrealized Appreciation
Swiss Franc	05/08/25	Morgan Stanley	(273,411)	$(335,391)	$(332,925)	$2,466
Danish Krone	05/08/25	Morgan Stanley	(178,390)	(27,209)	(27,180)	29
Euro	05/08/25	Morgan Stanley	(391,624)	(446,089)	(445,318)	771
Hong Kong Dollar	05/08/25	Morgan Stanley	(314,104)	(40,509)	(40,505)	4
Japanese Yen	05/08/25	Morgan Stanley	(119,690,642)	(840,412)	(839,110)	1,302
South Korean Won#	05/08/25	Morgan Stanley	(78,825,051)	(55,696)	(55,483)	213
Norwegian Krone	06/03/25	Morgan Stanley	(29,045,278)	(2,801,124)	(2,800,924)	200
Unrealized Appreciation				$(4,546,430)	$(4,541,445)	$4,985
Total Unrealized Appreciation						$373,811

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at April 30, 2025	Unrealized (Depreciation)
Swiss Franc	05/08/25	Morgan Stanley	2,388,930	$2,919,793	$2,908,936	$(10,857)
Danish Krone	05/08/25	Morgan Stanley	397,633	61,190	60,585	(605)
Euro	05/08/25	Morgan Stanley	796,405	914,774	905,596	(9,178)
Great British Pound	05/08/25	Morgan Stanley	52,113,345	69,611,987	69,607,898	(4,089)
Hong Kong Dollar	05/08/25	Morgan Stanley	72,002,240	9,286,128	9,284,981	(1,147)
Japanese Yen	05/08/25	Morgan Stanley	17,491,519,620	122,671,046	122,627,031	(44,015)
South Korean Won#	05/08/25	Morgan Stanley	1,576,457,425	1,115,966	1,109,635	(6,331)
Norwegian Krone	05/08/25	Morgan Stanley	30,878,326	2,978,012	2,977,677	(335)
New Zealand Dollar	05/08/25	Morgan Stanley	2,138,696	1,269,807	1,269,404	(403)
Polish Zloty	05/08/25	Morgan Stanley	6,869,183	1,825,487	1,825,322	(165)
Swedish Krona	05/08/25	Morgan Stanley	9,351,425	971,586	969,877	(1,709)
Unrealized Depreciation				$213,625,776	$213,546,942	$(78,834)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at April 30, 2025	Unrealized (Depreciation)
Australian Dollar	05/08/25	Morgan Stanley	(53,931,110)	$(33,617,173)	$(34,509,580)	$(892,407)
Australian Dollar	06/03/25	Morgan Stanley	(51,553,159)	(32,988,247)	(32,998,316)	(10,069)
Swiss Franc	05/08/25	Morgan Stanley	(39,727,757)	(45,075,517)	(48,375,425)	(3,299,908)
Swiss Franc	06/03/25	Morgan Stanley	(34,939,577)	(42,662,256)	(42,699,686)	(37,430)
Danish Krone	05/08/25	Morgan Stanley	(72,957,698)	(10,586,632)	(11,116,138)	(529,506)
Danish Krone	06/03/25	Morgan Stanley	(63,942,940)	(9,760,348)	(9,761,976)	(1,628)
Euro	05/08/25	Morgan Stanley	(145,889,268)	(157,892,544)	(165,891,420)	(7,998,876)
Euro	06/03/25	Morgan Stanley	(132,787,359)	(151,198,459)	(151,269,074)	(70,615)
British Pound	05/08/25	Morgan Stanley	(55,600,263)	(71,771,714)	(74,265,381)	(2,493,667)

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2025

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at April 30, 2025	Unrealized (Depreciation)
British Pound	06/03/25	Morgan Stanley	(50,064,221)	$(66,874,786)	$(66,879,098)	$(4,312)
Hong Kong Dollar	05/08/25	Morgan Stanley	(76,919,218)	(9,894,023)	(9,919,045)	(25,022)
Hong Kong Dollar	06/03/25	Morgan Stanley	(69,610,724)	(8,978,850)	(8,981,102)	(2,252)
Israeli Shekel	05/08/25	Morgan Stanley	(13,709,379)	(3,680,745)	(3,767,762)	(87,017)
Israeli Shekel	06/03/25	Morgan Stanley	(13,332,451)	(3,665,224)	(3,666,924)	(1,700)
Japanese Yen	05/08/25	Morgan Stanley	(17,515,462,765)	(117,519,666)	(122,794,888)	(5,275,222)
Japanese Yen	06/03/25	Morgan Stanley	(16,251,107,002)	(114,333,570)	(114,380,134)	(46,564)
South Korean Won#	05/08/25	Morgan Stanley	(28,845,056,047)	(19,592,486)	(20,303,429)	(710,943)
South Korean Won#	06/03/25	Morgan Stanley	(26,748,457,370)	(18,779,413)	(18,863,788)	(84,375)
Norwegian Krone	05/08/25	Morgan Stanley	(32,905,731)	(3,123,051)	(3,173,185)	(50,134)
New Zealand Dollar	05/08/25	Morgan Stanley	(2,156,233)	(1,222,377)	(1,279,813)	(57,436)
New Zealand Dollar	06/03/25	Morgan Stanley	(1,930,250)	(1,146,414)	(1,146,697)	(283)
Polish Zloty	05/08/25	Morgan Stanley	(7,314,452)	(1,883,733)	(1,943,642)	(59,909)
Polish Zloty	06/03/25	Morgan Stanley	(6,917,107)	(1,836,439)	(1,836,483)	(44)
Swedish Krona	05/08/25	Morgan Stanley	(157,327,218)	(15,695,837)	(16,317,083)	(621,246)
Swedish Krona	06/03/25	Morgan Stanley	(139,340,610)	(14,473,157)	(14,478,037)	(4,880)
Singapore Dollar	05/08/25	Morgan Stanley	(9,735,904)	(7,255,618)	(7,458,635)	(203,017)
Singapore Dollar	06/03/25	Morgan Stanley	(8,533,289)	(6,545,765)	(6,548,367)	(2,602)
Unrealized Depreciation				$(972,054,044)	$(994,625,108)	$(22,571,064)
Total Unrealized Depreciation						$(22,649,898)
Net Unrealized Appreciation (Depreciation)						$(22,276,087)

The total value of securities segregated as collateral for forward foreign currency contracts with counterparty Morgan Stanley amounted to $45,516,638 at April 30, 2025.

#Non-deliverable forward.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$951,492,411	$—	$—	$951,492,411
Preferred Stocks	3,619,229	—	—	3,619,229
Rights	15,294	—	—	15,294
Short-Term Investments:
Money Market Funds	24,415,967	—	—	24,415,967
Total Investments in Securities	979,542,901	—	—	979,542,901
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	—	373,811	—	373,811
Total Investments in Securities and Other Financial Instruments	$979,542,901	$373,811	$—	$979,916,712
Liability Valuation Inputs
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	$—	$(22,649,898)	$—	$(22,649,898)

(e)For a complete listing of investments and their countries, see the Schedule of Investments.

(f)Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI U.S. Large Cap R&D Leaders ETF

April 30, 2025

	Shares	Value
Common Stocks — 99.9%
Communication Services — 17.1%
Alphabet, Inc., Class A	3,883	$616,620
Electronic Arts, Inc.	240	34,822
Meta Platforms, Inc., Class A	853	468,297
Netflix, Inc.*	42	47,532
Pinterest, Inc., Class A*	527	13,344
ROBLOX Corp., Class A*	325	21,791
Spotify Technology SA*	36	22,103
Total Communication Services		1,224,509
Consumer Discretionary — 14.9%
Airbnb, Inc., Class A*	220	26,822
Amazon.com, Inc.*	3,345	616,885
Aptiv PLC*	242	13,809
DoorDash, Inc., Class A*	84	16,203
eBay, Inc.	310	21,130
Expedia Group, Inc.	104	16,321
Ford Motor Co.	11,047	110,580
Garmin Ltd.	65	12,147
General Motors Co.	2,551	115,407
Lucid Group, Inc.*(a)	6,695	16,804
Rivian Automotive, Inc., Class A*(a)	1,827	24,957
Tesla, Inc.*	251	70,822
Total Consumer Discretionary		1,061,887
Consumer Staples — 0.4%
Procter & Gamble Co. (The)	165	26,824
Financials — 1.1%
Block, Inc.*	657	38,415
PayPal Holdings, Inc.*	585	38,516
Total Financials		76,931
Health Care — 23.6%
Abbott Laboratories	308	40,271
AbbVie, Inc.	841	164,079
Alnylam Pharmaceuticals, Inc.*	55	14,478
Amgen, Inc.	259	75,348
Becton Dickinson & Co.	74	15,325
Biogen, Inc.*	172	20,826
Boston Scientific Corp.*	221	22,734
Bristol-Myers Squibb Co.	2,291	115,008
Danaher Corp.	103	20,531
Edwards Lifesciences Corp.*	212	16,004
Eli Lilly & Co.	181	162,710
GE HealthCare Technologies, Inc.	222	15,613
Gilead Sciences, Inc.	748	79,692
Illumina, Inc.*	184	14,278
Incyte Corp.*	580	36,343
Intuitive Surgical, Inc.*	32	16,506
Johnson & Johnson	1,457	227,744
Medtronic PLC	415	35,175
Merck & Co., Inc.	2,332	198,686
Moderna, Inc.*	1,836	52,400
Pfizer, Inc.	5,642	137,721
Regeneron Pharmaceuticals, Inc.	97	58,080
Stryker Corp.	53	19,818
Thermo Fisher Scientific, Inc.	37	15,873
Vertex Pharmaceuticals, Inc.*	224	114,128
Total Health Care		1,689,371

	Shares	Value
Common Stocks (continued)
Industrials — 4.3%
3M Co.	115	$15,975
Boeing Co. (The)*	295	54,056
Caterpillar, Inc.	87	26,906
Cummins, Inc.	63	18,512
Deere & Co.	67	31,059
General Electric Co.	103	20,759
Honeywell International, Inc.	101	21,260
Lockheed Martin Corp.	50	23,887
Northrop Grumman Corp.	31	15,081
RTX Corp.	305	38,470
Uber Technologies, Inc.*	565	45,771
Total Industrials		311,736
Information Technology — 38.2%
Accenture PLC, Class A	52	15,556
Adobe, Inc.*	144	53,997
Advanced Micro Devices, Inc.*	835	81,287
Analog Devices, Inc.	101	19,687
Apple, Inc.	2,021	429,463
Applied Materials, Inc.	302	45,514
Arista Networks, Inc.*	165	13,575
Atlassian Corp., Class A*	148	33,790
Autodesk, Inc.*	77	21,117
Broadcom, Inc.	667	128,377
Cadence Design Systems, Inc.*	81	24,117
Cisco Systems, Inc.	1,995	115,171
Corning, Inc.	309	13,713
Crowdstrike Holdings, Inc., Class A*	41	17,584
Datadog, Inc., Class A*	151	15,426
Dell Technologies, Inc., Class C	417	38,264
Hewlett Packard Enterprise Co.	1,835	29,764
HP, Inc.	787	20,124
Intel Corp.	9,418	189,302
International Business Machines Corp.	422	102,048
Intuit, Inc.	64	40,158
Juniper Networks, Inc.	440	15,981
KLA Corp.	26	18,270
Lam Research Corp.	363	26,016
Marvell Technology, Inc.	382	22,297
Micron Technology, Inc.	515	39,629
Microsoft Corp.	1,100	434,786
NetApp, Inc.	153	13,732
NVIDIA Corp.	1,515	165,014
Oracle Corp.	856	120,456
Palo Alto Networks, Inc.*	146	27,292
QUALCOMM, Inc.	793	117,729
Salesforce, Inc.	270	72,552
Sandisk Corp.*	285	9,151
ServiceNow, Inc.*	42	40,110
Snowflake, Inc., Class A*	154	24,561
Synopsys, Inc.*	65	29,836
Texas Instruments, Inc.	151	24,168
Twilio, Inc., Class A*	134	12,959
Western Digital Corp.*	648	28,421
Workday, Inc., Class A*	145	35,525
Total Information Technology		2,726,519

See notes to financial statements.

Schedule of Investments — NYLI U.S. Large Cap R&D Leaders ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Materials — 0.3%
Corteva, Inc.	313	$19,403

Total Common Stocks
(Cost $6,920,327)		7,137,180
Short-Term Investments — 0.3%
Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(b)(c)	18,043	18,043
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%(b)	5,878	5,878
Total Short-Term Investments (Cost $23,921)		23,921
Total Investments — 100.2% (Cost $6,944,248)		7,161,101
Other Assets and Liabilities, Net — (0.2)%		(17,138)
Net Assets — 100.0%		$7,143,963

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $40,920; total market value of collateral held by the Fund was $42,338. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $24,295.

(b)Reflects the 1-day yield at April 30, 2025.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$7,137,180	$—	$—	$7,137,180
Short-Term Investments:
Money Market Funds	23,921	—	—	23,921
Total Investments in Securities	$7,161,101	$—	$—	$7,161,101

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF

April 30, 2025

	Shares	Value
Common Stocks — 97.3%
Belgium — 0.2%
UCB SA	84	$15,388
Brazil — 0.2%
MercadoLibre, Inc.*	6	13,985
Canada — 0.4%
Constellation Software, Inc.	4	14,387
Shopify, Inc., Class A*	110	10,442
Total Canada		24,829
China — 7.5%
Alibaba Group Holding Ltd.	3,915	59,321
Baidu, Inc., Class A*	2,199	24,515
BeiGene Ltd.*	774	15,770
BYD Co., Ltd., Class H	1,031	49,219
China Energy Engineering Corp., Ltd., Class H	97,869	12,494
China Petroleum & Chemical Corp., Class H	32,532	16,655
China Railway Group Ltd., Class H	42,015	18,096
Haier Smart Home Co., Ltd., Class H	3,948	11,480
JD.com, Inc., Class A	939	15,487
Kuaishou Technology*	1,817	12,090
Lenovo Group Ltd.	12,594	14,600
Li Auto, Inc., Class A*	993	12,197
Meituan, Class B*	1,141	19,172
Metallurgical Corp. of China Ltd., Class H	86,162	16,333
Midea Group Co., Ltd., Class H*	1,823	17,290
NetEase, Inc.	1,048	22,569
NIO, Inc., Class A*(a)	3,300	13,384
Tencent Holdings Ltd.	1,256	77,290
Trip.com Group Ltd.	240	14,484
Weichai Power Co., Ltd., Class H	4,322	8,472
Xiaomi Corp., Class B*	3,996	25,739
ZTE Corp., Class H	7,407	21,873
Total China		498,530
Denmark — 1.0%
Genmab A/S*	60	12,703
Novo Nordisk A/S, Class B	763	50,565
Total Denmark		63,268
Finland — 0.6%
Nokia OYJ	7,440	37,120
France — 1.4%
Airbus SE	164	27,431
Dassault Systemes SE	280	10,453
L’Oreal SA*	32	14,077
Renault SA	268	14,206
Safran SA	45	11,919
Thales SA	45	12,527
Total France		90,613
Germany — 6.8%
BASF SE*	343	17,402
Bayer AG	2,168	56,757
Bayerische Motoren Werke AG	834	70,440
Continental AG	492	38,277
Daimler Truck Holding AG	365	14,588
Infineon Technologies AG	510	16,749
Mercedes-Benz Group AG	806	48,074

	Shares	Value
Common Stocks (continued)
Germany (continued)
Merck KGaA	146	$20,231
SAP SE	217	62,976
Siemens AG	233	53,489
Siemens Energy AG*	175	13,436
Siemens Healthineers AG	319	17,181
Traton SE	531	17,445
Total Germany		447,045
Ireland — 0.1%
Accenture PLC, Class A	25	7,479
Japan — 7.9%
Aisin Corp.	1,050	13,335
Astellas Pharma, Inc.	1,827	18,284
Canon, Inc.	575	17,753
Chugai Pharmaceutical Co., Ltd.	219	12,619
Daiichi Sankyo Co., Ltd.	920	23,503
Denso Corp.	2,389	30,943
Eisai Co., Ltd.	325	9,383
FUJIFILM Holdings Corp.	439	9,035
Hitachi Ltd.	669	16,500
Honda Motor Co., Ltd.	5,739	58,460
Mazda Motor Corp.	1,250	7,487
Mitsubishi Electric Corp.	656	12,695
Nippon Telegraph & Telephone Corp.	14,852	15,545
Nissan Motor Co., Ltd.*	12,520	29,975
Otsuka Holdings Co., Ltd.	319	15,559
Panasonic Holdings Corp.	2,225	25,597
Renesas Electronics Corp.	901	10,565
SoftBank Group Corp.	480	24,108
Sony Group Corp.	1,705	45,075
Sumitomo Chemical Co., Ltd.	4,179	10,070
Suzuki Motor Corp.	1,080	12,928
Takeda Pharmaceutical Co., Ltd.	1,295	39,338
TDK Corp.	1,238	13,205
Tokyo Electron Ltd.	87	12,946
Toyota Motor Corp.	1,826	34,935
Total Japan		519,843
Jersey — 0.1%
Aptiv PLC*	118	6,733
Netherlands — 1.0%
ASML Holding NV	55	36,419
Koninklijke Philips NV*	622	15,774
NXP Semiconductors NV	77	14,192
Total Netherlands		66,385
Singapore — 0.2%
STMicroelectronics NV	731	16,470
South Korea — 4.7%
Hyundai Mobis Co., Ltd.	59	11,103
Hyundai Motor Co.	123	16,492
Kia Corp.	194	12,337
LG Chem Ltd.	64	9,725
LG Display Co., Ltd.*	1,398	8,330
LG Electronics, Inc.	412	20,694
NAVER Corp.	80	11,284
Samsung Electronics Co., Ltd.	5,124	200,058
SK Hynix, Inc.	188	23,475
Total South Korea		313,498

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
Sweden — 0.9%
Telefonaktiebolaget LM Ericsson, B Shares	4,835	$40,796
Volvo AB, B Shares	806	21,945
Total Sweden		62,741
Switzerland — 0.2%
ABB Ltd.	218	11,458
Taiwan — 1.8%
Delta Electronics, Inc.	862	8,988
Hon Hai Precision Industry Co., Ltd.	6,060	26,811
MediaTek, Inc.	771	32,544
Taiwan Semiconductor Manufacturing Co., Ltd.	1,816	51,556
Total Taiwan		119,899

United Kingdom — 1.6%
AstraZeneca PLC	685	98,156
Unilever PLC	153	9,726
Total United Kingdom		107,882

United States — 60.7%
3M Co.	56	7,779
Abbott Laboratories	150	19,613
AbbVie, Inc.	410	79,991
Adobe, Inc.*	70	26,249
Advanced Micro Devices, Inc.*	408	39,719
Airbnb, Inc., Class A*	107	13,045
Alnylam Pharmaceuticals, Inc.*	27	7,107
Alphabet, Inc., Class A	2,001	317,759
Amazon.com, Inc.*	2,185	402,958
Amgen, Inc.	126	36,656
Analog Devices, Inc.	49	9,551
Apple, Inc.	985	209,313
Applied Materials, Inc.	148	22,305
Atlassian Corp., Class A*	72	16,438
Autodesk, Inc.*	37	10,147
Becton Dickinson & Co.	36	7,455
Biogen, Inc.*	84	10,171
Block, Inc.*	321	18,769
Boeing Co. (The)*	144	26,387
Boston Scientific Corp.*	108	11,110
Bristol-Myers Squibb Co.	1,117	56,073
Broadcom, Inc.	325	62,553
Cadence Design Systems, Inc.*	40	11,910
Caterpillar, Inc.	42	12,989
Cisco Systems, Inc.	973	56,171
Corning, Inc.	151	6,701
Corteva, Inc.	153	9,484
Crowdstrike Holdings, Inc., Class A*	20	8,577
CSL Ltd.	74	11,891
Cummins, Inc.	31	9,109
Danaher Corp.	50	9,967
Datadog, Inc., Class A*	74	7,560
Deere & Co.	33	15,297
Dell Technologies, Inc., Class C	204	18,719
DoorDash, Inc., Class A*	41	7,908
eBay, Inc.	151	10,292
Edwards Lifesciences Corp.*	103	7,775

	Shares	Value
Common Stocks (continued)
United States (continued)
Electronic Arts, Inc.	117	$16,976
Eli Lilly & Co.	88	79,108
Expedia Group, Inc.	51	8,003
Ford Motor Co.	5,385	53,904
GE HealthCare Technologies, Inc.	108	7,596
General Electric Co.	50	10,077
General Motors Co.	1,244	56,279
Gilead Sciences, Inc.	366	38,994
GSK PLC	3,352	66,420
Hewlett Packard Enterprise Co.	897	14,549
Honeywell International, Inc.	49	10,315
HP, Inc.	384	9,819
Illumina, Inc.*	90	6,984
Incyte Corp.*	283	17,733
Intel Corp.	4,591	92,279
International Business Machines Corp.	206	49,815
Intuit, Inc.	31	19,452
Intuitive Surgical, Inc.*	16	8,253
Johnson & Johnson	710	110,980
Juniper Networks, Inc.	215	7,809
KLA Corp.	13	9,135
Lam Research Corp.	178	12,757
Lockheed Martin Corp.	24	11,466
Marvell Technology, Inc.	187	10,915
Medtronic PLC	203	17,206
Merck & Co., Inc.	1,137	96,872
Meta Platforms, Inc., Class A	492	270,108
Micron Technology, Inc.	252	19,391
Microsoft Corp.	536	211,859
Moderna, Inc.*	897	25,600
Nestle SA	153	16,336
Netflix, Inc.*	21	23,766
Northrop Grumman Corp.	15	7,298
Novartis AG	696	79,438
NVIDIA Corp.	739	80,492
Oracle Corp.	417	58,680
Palo Alto Networks, Inc.*	72	13,459
PayPal Holdings, Inc.*	286	18,830
Pfizer, Inc.	2,751	67,152
Pinterest, Inc., Class A*	258	6,533
Procter & Gamble Co. (The)	81	13,168
QUALCOMM, Inc.	388	57,602
Regeneron Pharmaceuticals, Inc.	47	28,142
Rivian Automotive, Inc., Class A*(a)	893	12,198
ROBLOX Corp., Class A*	159	10,661
Roche Holding AG	356	116,667
RTX Corp.	149	18,793
Salesforce, Inc.	132	35,470
Sandisk Corp.*	139	4,463
Sanofi SA	587	63,991
Schneider Electric SE	71	16,481
ServiceNow, Inc.*	21	20,055
Shell PLC	263	8,573
Snowflake, Inc., Class A*	75	11,962
Spotify Technology SA*	18	11,052
Stellantis NV	4,382	40,547
Stryker Corp.	26	9,722
Synopsys, Inc.*	32	14,688

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF (continued)

April 30, 2025

	Shares	Value
Common Stocks (continued)
United States (continued)
Tesla, Inc.*	123	$34,706
Texas Instruments, Inc.	74	11,844
Thermo Fisher Scientific, Inc.	18	7,722
Uber Technologies, Inc.*	276	22,359
Vertex Pharmaceuticals, Inc.*	109	55,536
Western Digital Corp.*	317	13,904
Workday, Inc., Class A*	71	17,395
Total United States		4,015,837
Total Common Stocks (Cost $6,048,790)		6,439,003
Preferred Stock — 2.5%
Germany — 2.5%
Volkswagen AG, 9.40%
(Cost $182,163)	1,490	161,652
Warrants — 0.0%(b)
Canada — 0.0%(b)
Constellation Software, Inc., expires 3/31/40*(c)
(Cost $0)	11	0

	Shares	Value
Short-Term Investments — 0.2%
Money Market Funds — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(d)(e)	11,864	$11,864
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%(d)	2,959	2,959
Total Short-Term Investments (Cost $14,823)		14,823
Total Investments — 100.0% (Cost $6,245,776)		6,615,478

Other Assets and Liabilities, Net — 0.0%(b)		2,262
Net Assets — 100.0%		$6,617,740

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $23,247; total market value of collateral held by the Fund was $23,740. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $11,876.

(b)Less than 0.05%.

(c)Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(d)Reflects the 1-day yield at April 30, 2025.

(e)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the level used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$6,439,003	$—	$—	$6,439,003
Preferred Stock	161,652	—	—	161,652
Warrants	—	—	0(g)	—
Short-Term Investments:
Money Market Funds	14,823	—	—	14,823
Total Investments in Securities	$6,615,478	$ —	$0	$6,615,478

(f)For a complete listing of investments and their countries, see the Schedule of Investments.

(g)The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Healthy Hearts ETF

April 30, 2025

	Shares	Value
Common Stocks — 99.8%
Communication Services — 5.0%
Alphabet, Inc., Class A	2,863	$454,644
Consumer Discretionary — 11.6%
adidas AG	430	98,591
Asics Corp.	2,203	47,631
Basic-Fit NV*(a)	2,038	46,172
Columbia Sportswear Co.(a)	561	34,877
Deckers Outdoor Corp.*	390	43,224
Dick’s Sporting Goods, Inc.	217	40,740
Feng TAY Enterprise Co., Ltd.	11,591	40,771
Garmin Ltd.	401	74,935
Giant Manufacturing Co., Ltd.	10,124	41,151
Moncler SpA	709	43,554
NIKE, Inc., Class B	3,003	169,369
On Holding AG, Class A*	1,006	48,399
Planet Fitness, Inc., Class A*	527	49,849
Pool Corp.	140	41,040
Puma SE	1,626	41,717
Shimano, Inc.	360	50,944
Thule Group AB	1,511	34,466
Under Armour, Inc., Class A*(a)	7,159	40,949
Vail Resorts, Inc.	307	42,734
VF Corp.	1,955	23,225
Total Consumer Discretionary		1,054,338
Consumer Staples — 1.5%
General Mills, Inc.	1,420	80,571
Glanbia PLC	4,231	54,829
Total Consumer Staples		135,400
Health Care — 75.5%
Abbott Laboratories	3,532	461,809
Acadia Healthcare Co., Inc.*	1,626	38,048
Asahi Intecc Co., Ltd.	3,008	46,236
AstraZeneca PLC	3,235	463,556
AtriCure, Inc.*	1,258	37,627
Bangkok Dusit Medical Services PCL	68,838	49,457
Beam Therapeutics, Inc.*	1,851	36,890
Boston Scientific Corp.*	4,697	483,180
Bristol-Myers Squibb Co.	5,244	263,249
Bumrungrad Hospital PCL	8,521	42,089
Centene Corp.*	1,269	75,950
Cytokinetics, Inc.*	1,060	45,410
Edwards Lifesciences Corp.*	1,495	112,858
Elevance Health, Inc.	587	246,880
Eli Lilly & Co.	530	476,444
Encompass Health Corp.	487	56,974
Fresenius SE & Co. KGaA*	1,219	57,922
HCA Healthcare, Inc.	455	157,011
IHH Healthcare Bhd	29,201	46,830
iRhythm Technologies, Inc.*	443	47,352
Johnson & Johnson	2,954	461,740
Koninklijke Philips NV*	2,004	50,823
LivaNova PLC*	1,171	43,327
Medtronic PLC	3,313	280,810
Merit Medical Systems, Inc.*	478	45,147
Molina Healthcare, Inc.*	162	52,976
Netcare Ltd.	67,067	49,166
Nihon Kohden Corp.	3,390	40,997
Novartis AG	4,504	514,062
Novo Nordisk A/S, Class B	5,424	359,455

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Penumbra, Inc.*	171	$50,076
Pfizer, Inc.	18,445	450,242
Ramsay Health Care Ltd.	2,279	48,500
Rhythm Pharmaceuticals, Inc.*	888	57,889
Sanofi SA	4,492	489,693
Select Medical Holdings Corp.	2,680	48,883
Siemens Healthineers AG	872	46,965
Tenet Healthcare Corp.*	385	55,036
United Therapeutics Corp.*	152	46,070
UnitedHealth Group, Inc.	1,026	422,137
Total Health Care		6,859,766
Industrials — 1.5%
Fluidra SA	2,113	48,808
Hayward Holdings, Inc.*	3,364	44,842
Pentair PLC	518	46,998
Total Industrials		140,648

Information Technology — 4.7%
Apple, Inc.	2,016	428,400
Total Common Stocks (Cost $8,466,848)		9,073,196
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.24%(b)(c)
(Cost $4,569)	4,569	4,569

Total Investments — 99.9% (Cost $8,471,417)		9,077,765

Other Assets and Liabilities, Net — 0.1%		6,357
Net Assets — 100.0%		$9,084,122

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $118,118; total market value of collateral held by the Fund was $124,223. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $119,654.

(b)Reflects the 1-day yield at April 30, 2025.

(c)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Healthy Hearts ETF (continued)

April 30, 2025

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$9,073,196	$—	$—	$9,073,196
Short-Term Investment:
Money Market Fund	4,569	—	—	4,569
Total Investments in Securities	$9,077,765	$—	$—	$9,077,765

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

Statements of Assets and Liabilities

April 30, 2025

	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI Candriam International Equity ETF	NYLI Candriam U.S. Mid Cap Equity ETF
Assets
Investments, at value (including securities on loan)(a)	$728,851,434	$232,505,785	$208,475,878	$198,974,460
Investments in affiliates, at value	26,753,488	—	—	—
Cash	414,823	301,594	—	84
Deposits at broker for swap contracts	1,500,000	—	—	—
Receivable for capital shares transactions	1,562,474	—	—	—
Securities lending income receivable	79,416	6,608	1,454	317
Unrealized appreciation on swap transactions	—	14	—	—
Receivable for investments sold	—	12,601,575	164,604	—
Due from broker	—	1,647,473	—	—
Reclaims receivable	—	1,603,711	733,576	2,775
Dividend receivable	—	303,353	917,323	50,302
Total Assets	759,161,635	248,970,113	210,292,835	199,027,938

Liabilities
Collateral for investments on loan	66,584,983	15,441,493	1,500,199	615,795
Due to broker	1,678,713	—	—	—
Payable for investments purchased	1,561,487	—	315,287	—
Advisory fees payable	294,499	141,011	22,417	21,709
Trustee fees payable	6,331	2,472	2,000	2,162
Compliance fees payable	101	52	28	57
Cash due to custodian	—	—	2,384	—
Foreign currency due to custodian	—	78,462	20,572	—
Unrealized depreciation on swap transactions	—	33,118	—	—
Accrued expenses and other liabilities	2,850	687	485	557
Total Liabilities	70,128,964	15,697,295	1,863,372	640,280
Net Assets	$689,032,671	$233,272,818	$208,429,463	$198,387,658

Composition of Net Assets
Paid-in capital	$764,976,703	$272,640,272	$199,840,055	$209,673,960
Total distributable earnings/(accumulated loss)	(75,944,032)	(39,367,454)	8,589,408	(11,286,302)
Net Assets	$689,032,671	$233,272,818	$208,429,463	$198,387,658

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	22,050,000	6,750,000	6,600,000	6,650,000
Net Asset Value Per Share	$31.25	$34.56	$31.58	$29.83
Investments, at cost	$715,191,325	$231,339,587	$189,005,289	$200,230,996
Investments in affiliates, at cost	$24,555,945	$—	$—	$—
(a)Market value of securities on loan	$93,733,494	$16,226,847	$3,024,545	$1,147,778

Statements of Assets and Liabilities (continued)

April 30, 2025

	NYLI Candriam U.S. Large Cap Equity ETF	NYLI FTSE International Equity Currency Neutral ETF	NYLI U.S. Large Cap R&D Leaders ETF	NYLI Global Equity R&D Leaders ETF
Assets
Investments, at value (including securities on loan)(a)	$342,077,742	$979,542,901	$7,161,101	$6,615,478
Cash	144	12,414	—	—
Dividend receivable	187,743	4,503,754	3,968	12,115
Securities lending income receivable	75	19,751	14	32
Receivable for investments sold	—	37,599,719	—	—
Reclaims receivable	—	1,509,693	—	7,847
Unrealized appreciation on forward foreign currency contracts	—	373,811	—	—
Total Assets	342,265,704	1,023,562,043	7,165,083	6,635,472

Liabilities
Collateral for investments on loan	93,766	23,219,595	18,043	11,864
Advisory fees payable	21,656	149,282	712	903
Trustee fees payable	3,788	7,740	76	66
Compliance fees payable	90	72	1	1
Payable for investments purchased	—	16,036,641	—	—
Cash due to custodian	—	—	2,212	2,635
Foreign currency due to custodian	—	20,620	—	2,186
Unrealized depreciation on forward foreign currency contracts	—	22,649,898	—	—
Accrued expenses and other liabilities	1,040	2,693	76	77
Total Liabilities	120,340	62,086,541	21,120	17,732
Net Assets	$342,145,364	$961,475,502	$7,143,963	$6,617,740

Composition of Net Assets
Paid-in capital	$334,148,881	$888,741,856	$7,436,720	$6,744,383
Total distributable earnings/(accumulated loss)	7,996,483	72,733,646	(292,757)	(126,643)
Net Assets	$342,145,364	$961,475,502	$7,143,963	$6,617,740

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	7,600,000	34,400,000	225,000	225,000
Net Asset Value Per Share	$45.02	$27.95	$31.75	$29.41
Investments, at cost	$319,115,064	$871,806,373	$6,944,248	$6,245,776
(a)Market value of securities on loan	$1,039,407	$35,633,676	$40,920	$23,247

Statements of Assets and Liabilities (continued)

April 30, 2025

NYLI Healthy Hearts ETF
Assets
Investments, at value (including securities on loan)(a)	$9,077,765
Reclaims receivable	18,621
Dividend receivable	7,846
Securities lending income receivable	18
Total Assets	9,104,250

Liabilities
Cash due to custodian	11,893
Collateral for investments on loan	4,569
Advisory fees payable	3,204
Foreign currency due to custodian	290
Trustee fees payable	91
Compliance fees payable	2
Accrued expenses and other liabilities	79
Total Liabilities	20,128
Net Assets	$9,084,122

Composition of Net Assets
Paid-in capital	$9,004,309
Total distributable earnings/(accumulated loss)	79,813
Net Assets	$9,084,122

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	300,000
Net Asset Value Per Share	$30.28
Investments, at cost	$8,471,417
(a)Market value of securities on loan	$118,118

See notes to financial statements.

Statements of Operations

For the Year Ended April 30, 2025

	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI Candriam International Equity ETF	NYLI Candriam U.S. Mid Cap Equity ETF
Investment Income
Dividend income*	$21,345,785	$3,334,498	$5,261,868	$3,230,948
Dividend income from affiliates	77,566	—	—	—
Securities lending income, net of borrower rebates	833,937	158,217	10,452	22,659
Total investment income	22,257,288	3,492,715	5,272,320	3,253,607

Expenses
Advisory fees (See Note 3)	4,718,183	1,784,479	291,785	327,892
Trustee fees	59,734	19,868	18,684	22,087
Legal fees	11,738	3,037	3,605	4,283
Compliance fees	1,471	461	459	567
Miscellaneous fees	1,150	73	58	13
Total expenses	4,792,276	1,807,918	314,591	354,842
Waivers/Reimbursements (See Note 3)	(1,384,003)	—	(22,807)	(26,950)
Net expenses	3,408,273	1,807,918	291,784	327,892
Net investment income	18,849,015	1,684,797	4,980,536	2,925,715

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(98,736)	13,869,566	(4,130,868)	(7,202,971)
Investment in affiliates	1,861,217	—	—	—
In-Kind redemptions	5,136,445	3,071,365	17,528,090	14,927,284
Affiliated in-kind redemptions	771,093	—	—	—
Swap transactions	(12,038,938)	(2,310,015)	(2,360)	—
Distributions by other investment companies	20,105	—	—	—
Foreign currency transactions	—	(269,550)	(65,946)	—
Net realized gain (loss)	(4,348,814)	14,361,366	13,328,916	7,724,313
Net change in net unrealized appreciation (depreciation) on:
Investment securities	10,578,659	10,560,516	3,538,999	(5,393,814)
Investment in affiliates	1,251,466	—	—	—
Swap transactions	—	(33,104)	—	—
Foreign currency translations	—	(6,970)	108,837	—
Net change in net unrealized appreciation (depreciation)	11,830,125	10,520,442	3,647,836	(5,393,814)
Net realized and unrealized gain (loss)	7,481,311	24,881,808	16,976,752	2,330,499
Net Increase in Net Assets Resulting from Operations	$26,330,326	$26,566,605	$21,957,288	$5,256,214

*Net of foreign taxes withheld of:	$—	$40,506	$534,744	$6,916

See notes to financial statements.

Statements of Operations (continued)

For the Year Ended April 30, 2025

	NYLI Candriam U.S. Large Cap Equity ETF	NYLI FTSE International Equity Currency Neutral ETF	NYLI U.S. Large Cap R&D Leaders ETF	NYLI Global Equity R&D Leaders ETF
Investment Income
Dividend income*	$4,841,498	$24,056,394	$93,122	$121,379
Securities lending income, net of borrower rebates	5,250	53,724	450	98
Total investment income	4,846,748	24,110,118	93,572	121,477

Expenses
Advisory fees (See Note 3)	335,583	1,523,365	10,419	11,998
Trustee fees	36,591	77,710	744	492
Legal fees	7,153	15,548	143	97
Compliance fees	938	1,938	19	6
Miscellaneous fees	58	3,728	48	48
Total expenses	380,323	1,622,289	11,373	12,641
Waivers/Reimbursements (See Note 3)	(44,747)	—	(955)	(644)
Net expenses	335,576	1,622,289	10,418	11,997
Net investment income	4,511,172	22,487,829	83,154	109,480

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(5,035,412)	(13,651,290)	(307,121)	(87,807)
In-Kind redemptions	48,217,434	28,215,696	1,068,676	140,920
Swap transactions	—	4,655	—	—
Forward foreign currency contracts	—	4,375,444	—	—
Foreign currency transactions	—	(266,361)	—	(1,814)
Net realized gain	43,182,022	18,678,144	761,555	51,299
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(20,953,010)	52,521,097	(326,897)	334,061
Forward foreign currency contracts	—	(27,821,674)	—	—
Foreign currency translations	—	309,492	—	906
Net change in net unrealized appreciation (depreciation)	(20,953,010)	25,008,915	(326,897)	334,967
Net realized and unrealized gain (loss)	22,229,012	43,687,059	434,658	386,266
Net Increase in Net Assets Resulting from Operations	$26,740,184	$66,174,888	$517,812	$495,746

*Net of foreign taxes withheld of:	$—	$2,545,800	$—	$12,255

See notes to financial statements.

Statements of Operations (continued)

For the Year Ended April 30, 2025

NYLI Healthy Hearts ETF
Investment Income
Dividend income*	$165,720
Securities lending income, net of borrower rebates	339
Total investment income	166,059

Expenses
Advisory fees (See Note 3)	41,308
Trustee fees	893
Legal fees	176
Compliance fees	22
Miscellaneous fees	58
Total expenses	42,457
Waivers/Reimbursements (See Note 3)	(1,149)
Net expenses	41,308
Net investment income	124,751

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(33,915)
In-Kind redemptions	405,642
Foreign currency transactions	(1,767)
Net realized gain	369,960
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(132,757)
Foreign currency translations	1,820
Net change in net unrealized depreciation	(130,937)
Net realized and unrealized gain (loss)	239,023
Net Increase in Net Assets Resulting from Operations	$363,774

*Net of foreign taxes withheld of:	$8,455

Statements of Changes in Net Assets

See notes to financial statements.

	NYLI Hedge Multi-Strategy Tracker ETF		NYLI Merger Arbitrage ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2025	2024	2025	2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$18,849,015	$27,075,952	$1,684,797	$2,219,340
Net realized gain (loss)	(4,348,814)	12,508,502	14,361,366	3,448,640
Net change in net unrealized appreciation (depreciation)	11,830,125	9,525,741	10,520,442	(9,653,997)
Net increase (decrease) in net assets resulting from operations	26,330,326	49,110,195	26,566,605	(3,986,017)

Distributions to Shareholders	(14,744,680)	(25,206,630)	—	(4,247,100)

Capital Share Transactions
Proceeds from shares created	245,280,329	118,660,772	23,527,049	42,085,057
Cost of shares redeemed	(120,034,631)	(196,862,237)	(83,170,949)	(227,695,498)
Net increase (decrease) from capital share transactions	125,245,698	(78,201,465)	(59,643,900)	(185,610,441)
Total increase (decrease) in net assets	136,831,344	(54,297,900)	(33,077,295)	(193,843,558)

Net Assets
Beginning of year	552,201,327	606,499,227	266,350,113	460,193,671
End of year	$689,032,671	$552,201,327	$233,272,818	$266,350,113

Changes in Shares Outstanding
Shares outstanding, beginning of year	18,100,000	20,650,000	8,600,000	14,500,000
Shares created	7,750,000	3,950,000	700,000	1,350,000
Shares redeemed	(3,800,000)	(6,500,000)	(2,550,000)	(7,250,000)
Shares outstanding, end of year	22,050,000	18,100,000	6,750,000	8,600,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Candriam International Equity ETF		NYLI Candriam U.S. Mid Cap Equity ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2025	2024	2025	2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,980,536	$5,152,672	$2,925,715	$2,161,807
Net realized gain	13,328,916	7,527,416	7,724,313	5,864,642
Net change in net unrealized appreciation (depreciation)	3,647,836	4,919,629	(5,393,814)	3,909,355
Net increase in net assets resulting from operations	21,957,288	17,599,717	5,256,214	11,935,804

Distributions to Shareholders	(5,081,060)	(5,430,434)	(2,693,887)	(1,926,760)

Capital Share Transactions
Proceeds from shares created	63,597,883	12,937,639	65,673,110	242,619,993
Cost of shares redeemed	(56,469,581)	(33,353,346)	(68,758,066)	(59,067,443)
Net increase (decrease) from capital share transactions	7,128,302	(20,415,707)	(3,084,956)	183,552,550
Total increase (decrease) in net assets	24,004,530	(8,246,424)	(522,629)	193,561,594

Net Assets
Beginning of year	184,424,933	192,671,357	198,910,287	5,348,693
End of year	$208,429,463	$184,424,933	$198,387,658	$198,910,287

Changes in Shares Outstanding
Shares outstanding, beginning of year	6,350,000	7,050,000	6,675,000	200,000
Shares created	2,125,000	475,000	2,100,000	8,475,000
Shares redeemed	(1,875,000)	(1,175,000)	(2,125,000)	(2,000,000)
Shares outstanding, end of year	6,600,000	6,350,000	6,650,000	6,675,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Candriam U.S. Large Cap Equity ETF		NYLI FTSE International Equity Currency Neutral ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2025	2024	2025	2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,511,172	$4,704,679	$22,487,829	$12,200,876
Net realized gain	43,182,022	46,574,257	18,678,144	5,648,932
Net change in net unrealized appreciation (depreciation)	(20,953,010)	21,896,028	25,008,915	45,114,094
Net increase in net assets resulting from operations	26,740,184	73,174,964	66,174,888	62,963,902

Distributions to Shareholders	(4,472,765)	(4,665,767)	(18,231,541)	(8,859,486)

Capital Share Transactions
Proceeds from shares created	93,480,061	94,579,862	418,649,410	204,782,495
Cost of shares redeemed	(141,537,431)	(171,598,128)	(84,659,019)	(4,587,867)
Net increase (decrease) from capital share transactions	(48,057,370)	(77,018,266)	333,990,391	200,194,628
Total increase (decrease) in net assets	(25,789,951)	(8,509,069)	381,933,738	254,299,044

Net Assets
Beginning of year	367,935,315	376,444,384	579,541,764	325,242,720
End of year	$342,145,364	$367,935,315	$961,475,502	$579,541,764

Changes in Shares Outstanding
Shares outstanding, beginning of year	8,625,000	10,550,000	22,000,000	13,800,000
Shares created	2,000,000	2,350,000	15,550,000	8,400,000
Shares redeemed	(3,025,000)	(4,275,000)	(3,150,000)	(200,000)
Shares outstanding, end of year	7,600,000	8,625,000	34,400,000	22,000,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI U.S. Large Cap R&D Leaders ETF		NYLI Global Equity R&D Leaders ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2025	2024	2025	2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$83,154	$71,136	$109,480	$144,908
Net realized gain	761,555	537,656	51,299	724,241
Net change in net unrealized appreciation (depreciation)	(326,897)	856,012	334,967	214,401
Net increase in net assets resulting from operations	517,812	1,464,804	495,746	1,083,550

Distributions to Shareholders	(82,172)	(71,777)	(102,558)	(153,927)

Capital Share Transactions
Proceeds from shares created	3,319,758	2,192,749	748,569	11,965,671
Cost of shares redeemed	(3,306,254)	(1,493,391)	(735,941)	(12,434,368)
Net increase (decrease) from capital share transactions	13,504	699,358	12,628	(468,697)
Total increase in net assets	449,144	2,092,385	405,816	460,926

Net Assets
Beginning of year	6,694,819	4,602,434	6,211,924	5,750,998
End of year	$7,143,963	$6,694,819	$6,617,740	$6,211,924

Changes in Shares Outstanding
Shares outstanding, beginning of year	225,000	200,000	225,000	250,000
Shares created	100,000	75,000	25,000	475,000
Shares redeemed	(100,000)	(50,000)	(25,000)	(500,000)
Shares outstanding, end of year	225,000	225,000	225,000	225,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Healthy Hearts ETF
	For the Year Ended April 30,
	2025	2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$124,751	$111,056
Net realized gain	369,960	385,752
Net change in net unrealized depreciation	(130,937)	(100,739)
Net increase in net assets resulting from operations	363,774	396,069

Distributions to Shareholders	(121,723)	(106,617)

Capital Share Transactions
Proceeds from shares created	1,570,229	749,995
Cost of shares redeemed	(1,546,077)	(741,449)
Net increase from capital share transactions	24,152	8,546
Total increase in net assets	266,203	297,998

Net Assets
Beginning of year	8,817,919	8,519,921
End of year	$9,084,122	$8,817,919

Changes in Shares Outstanding
Shares outstanding, beginning of year	300,000	300,000
Shares created	50,000	25,000
Shares redeemed	(50,000)	(25,000)
Shares outstanding, end of year	300,000	300,000

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Hedge Multi-Strategy Tracker ETF
	For the Year Ended April 30,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$30.51	$29.37	$29.76		$32.02	$29.41

Income from Investment Operations
Net investment income(a)(b)	0.94	1.33	0.72		0.41	0.42
Net realized and unrealized gain (loss)	0.50	1.04	(0.54)		(2.65)	2.79
Distributions of net realized gains from investments in other investment companies	0.00 (c)	—	—		0.07	0.03
Net increase (decrease) in net assets resulting from investment operations	1.44	2.37	0.18		(2.17)	3.24

Distributions from:
Net investment income	(0.70)	(1.23)	(0.57)		(0.09)	(0.63)
Net asset value, end of year	$31.25	$30.51	$29.37		$29.76	$32.02
Market price, end of year	$31.25	$30.49	$29.38		$29.75	$32.01

Total Return
Total investment return based on net asset value(d)	4.71%	8.11%	0.68%		(6.80)%	11.01%
Total investment return based on market price(e)	4.77%	8.00%	0.73%		(6.80)%	11.26%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$689,033	$552,201	$606,499		$757,270	$795,577
Ratio to average net assets of:
Expenses net of waivers(f)	0.54%	0.54%	0.55	%(g)	0.54%	0.54%
Expenses excluding waivers(f)	0.76%	0.76%	0.77%		0.76%	0.76%
Net investment income(b)	3.00%	4.43%	2.50%		1.29%	1.35%
Portfolio turnover rate(h)	65%	151%	94%		138%	163%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)The ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Merger Arbitrage ETF
	For the Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$30.97	$31.74	$31.81	$33.62	$31.53

Income from Investment Operations
Net investment income(a)(b)	0.23	0.17	0.43	0.09	0.31
Net realized and unrealized gain (loss)	3.36	(0.56)	(0.50)	(1.90)	2.55
Distributions of net realized gains from investments in other investment companies	—	—	—	0.00 (c)	0.00 (c)
Net increase (decrease) in net assets resulting from investment operations	3.59	(0.39)	(0.07)	(1.81)	2.86

Distributions from:
Net investment income	—	(0.38)	—	—	(0.77)
Net asset value, end of year	$34.56	$30.97	$31.74	$31.81	$33.62
Market price, end of year	$34.57	$30.90	$31.72	$31.78	$33.67

Total Return
Total investment return based on net asset value(d)	11.59%	(1.25)%	(0.21)%	(5.38)%	9.07%
Total investment return based on market price(e)	11.88%	(1.42)%	(0.19)%	(5.61)%	9.53%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$233,273	$266,350	$460,194	$591,634	$746,279
Ratio to average net assets of:
Expenses(f)	0.76%	0.76%	0.77%	0.76%	0.76%
Net investment income(b)	0.71%	0.55%	1.36%	0.28%	0.94%
Portfolio turnover rate(g)	317%	386%	367%	314%	313%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Candriam International Equity ETF
	For the Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$29.04	$27.33	$26.16	$29.21	$21.00

Income from Investment Operations
Net investment income(a)(b)	0.77	0.74	0.79	0.85	0.62
Net realized and unrealized gain (loss)	2.55	1.76	1.16	(3.05)	8.01
Net increase (decrease) in net assets resulting from investment operations	3.32	2.50	1.95	(2.20)	8.63

Distributions from:
Net investment income	(0.78)	(0.79)	(0.78)	(0.85)	(0.42)
Net asset value, end of year	$31.58	$29.04	$27.33	$26.16	$29.21
Market price, end of year	$31.55	$28.77	$27.40	$25.79	$29.25

Total Return
Total investment return based on net asset value(c)	11.63%	9.34%	7.98%	(7.82)%	41.45%
Total investment return based on market price(d)	12.58%	8.03%	9.81%	(9.25)%	42.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$208,429	$184,425	$192,671	$198,798	$186,951
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses excluding waivers/reimbursements(e)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income(b)	2.56%	2.71%	3.19%	2.90%	2.41%
Portfolio turnover rate(f)	22%	26%	17%	10%	21%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Candriam U.S. Mid Cap Equity ETF
	For the Year Ended April 30,			For the Period October 25, 2022(a) to April 30, 2023
	2025		2024
Net asset value, beginning of period	$29.80		$26.74	$25.00

Income from Investment Operations
Net investment income(b)(c)	0.43		0.41	0.23
Net realized and unrealized gain (loss)	(0.02	)(d)	2.99	1.69
Net increase (decrease) in net assets resulting from investment operations	0.41		3.40	1.92

Distributions from:
Net investment income	(0.38)		(0.34)	(0.18)
Net asset value, end of period	$29.83		$29.80	$26.74
Market price, end of period	$29.80		$29.80	$26.75

Total Return
Total investment return based on net asset value(e)	1.32%		12.72%	6.85%
Total investment return based on market price(f)	1.21%		12.69%	6.88	%(g)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$198,388		$198,910	$5,349
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.15%		0.15%	0.15	%(i)
Expenses excluding waivers/reimbursements(h)	0.16%		0.16%	0.19	%(i)
Net investment income(c)	1.34%		1.44%	1.65	%(i)
Portfolio turnover rate(j)	47%		38%	13%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(g)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)Annualized.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Candriam U.S. Large Cap Equity ETF
	For the Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$42.66	$35.68	$35.56	$35.56	$24.13

Income from Investment Operations
Net investment income(a)(b)	0.57	0.50	0.49	0.46	0.42
Net realized and unrealized gain (loss)	2.33	6.97	0.11	(0.01)	11.32
Net increase (decrease) in net assets resulting from investment operations	2.90	7.47	0.60	0.45	11.74

Distributions from:
Net investment income	(0.54)	(0.49)	(0.48)	(0.45)	(0.31)
Net asset value, end of year	$45.02	$42.66	$35.68	$35.56	$35.56
Market price, end of year	$44.94	$42.65	$35.68	$35.58	$35.57

Total Return
Total investment return based on net asset value(c)	6.75%	21.01%	1.81%	1.21%	48.85%
Total investment return based on market price(d)	6.59%	20.99%	1.75%	1.23%	49.00%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$342,145	$367,935	$376,444	$428,535	$410,702
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses excluding waivers/reimbursements(e)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income(b)	1.21%	1.27%	1.45%	1.21%	1.35%
Portfolio turnover rate(f)	34%	15%	19%	5%	21%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI FTSE International Equity Currency Neutral ETF
	For the Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$26.34	$23.57	$22.88	$24.34	$18.02

Income from Investment Operations
Net investment income(a)(b)	0.75	0.68	0.71	0.67	0.51
Net realized and unrealized gain (loss)	1.52	2.61	1.05	(1.40)	6.28
Net increase (decrease) in net assets resulting from investment operations	2.27	3.29	1.76	(0.73)	6.79

Distributions from:
Net investment income	(0.65)	(0.52)	(0.82)	(0.73)	(0.47)
Net realized gain	(0.01)	—	(0.25)	—	—
Total distributions from net investment income and realized gains	(0.66)	(0.52)	(1.07)	(0.73)	(0.47)
Net asset value, end of year	$27.95	$26.34	$23.57	$22.88	$24.34
Market price, end of year	$27.95	$26.20	$23.68	$22.60	$24.36

Total Return
Total investment return based on net asset value(c)	8.83%	14.16%	8.31%	(3.16)%	38.14%
Total investment return based on market price(d)	9.40%	13.01%	10.19%	(4.45)%	39.70%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$961,476	$579,542	$325,243	$265,421	$310,388
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.20%	0.20%	0.21%	0.20%	0.20%
Expenses excluding waivers/reimbursements(e)	0.20%	0.20%	0.26%	0.36%	0.36%
Net investment income(b)	2.80%	2.79%	3.25%	2.72%	2.41%
Portfolio turnover rate(f)	16%	11%	14%	8%	10%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI U.S. Large Cap R&D Leaders ETF
	For the Year Ended April 30,			For the Period February 8, 2022(a) to April 30, 2022
	2025	2024	2023
Net asset value, beginning of period	$29.75	$23.01	$22.47	$24.83

Income from Investment Operations
Net investment income(b)(c)	0.37	0.34	0.31	0.07
Net realized and unrealized gain (loss)	1.97	6.74	0.54	(2.39)
Net increase (decrease) in net assets resulting from investment operations	2.34	7.08	0.85	(2.32)

Distributions from:
Net investment income	(0.34)	(0.34)	(0.31)	(0.04)
Net asset value, end of period	$31.75	$29.75	$23.01	$22.47
Market price, end of period	$31.67	$29.77	$23.02	$22.45

Total Return
Total investment return based on net asset value(d)	7.80%	30.90%	3.95%	(9.37)%
Total investment return based on market price(e)	7.47%	30.92%	4.08%	(9.43	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,144	$6,695	$4,602	$4,494
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.14%	0.14%	0.14%	0.14	%(h)
Expenses excluding waivers/reimbursements(g)	0.15%	0.15%	0.16%	0.15	%(h)
Net investment income(c)	1.12%	1.25%	1.45%	1.21	%(h)
Portfolio turnover rate(i)	12%	17%	23%	3%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Global Equity R&D Leaders ETF
	For the Year Ended April 30,			For the Period February 8, 2022(a) to April 30, 2022
	2025	2024	2023
Net asset value, beginning of period	$27.61	$23.00	$22.29	$24.92

Income from Investment Operations
Net investment income(b)(c)	0.49	0.39	0.46	0.12
Net realized and unrealized gain (loss)	1.75	4.66	0.71	(2.69)
Net increase (decrease) in net assets resulting from investment operations	2.24	5.05	1.17	(2.57)

Distributions from:
Net investment income	(0.44)	(0.44)	(0.46)	(0.06)
Net asset value, end of period	$29.41	$27.61	$23.00	$22.29
Market price, end of period	$29.38	$27.50	$23.05	$22.12

Total Return
Total investment return based on net asset value(d)	8.13%	22.13%	5.54%	(10.35)%
Total investment return based on market price(e)	8.45%	21.41%	6.54%	(11.03	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,618	$6,212	$5,751	$4,457
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.18%	0.18%	0.18%	0.18	%(h)
Expenses excluding waivers/reimbursements(g)	0.19%	0.20%	0.20%	0.19	%(h)
Net investment income(c)	1.64%	1.53%	2.19%	2.15	%(h)
Portfolio turnover rate(i)	26%	33%	27%	12%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Healthy Hearts ETF
	For the Year Ended April 30,					For the Period January 14, 2021(a) to April 30, 2021
	2025	2024	2023		2022
Net asset value, beginning of period	$29.39	$28.40	$27.57		$26.24	$24.93

Income from Investment Operations
Net investment income(b)(c)	0.43	0.37	0.33		0.32	0.14
Net realized and unrealized gain (loss)	0.87	0.97	0.83		1.33	1.26
Net increase (decrease) in net assets resulting from investment operations	1.30	1.34	1.16		1.65	1.40

Distributions from:
Net investment income	(0.41)	(0.35)	(0.33)		(0.32)	(0.09)
Net asset value, end of period	$30.28	$29.39	$28.40		$27.57	$26.24
Market price, end of period	$30.24	$29.34	$28.43		$27.51	$26.28

Total Return
Total investment return based on net asset value(d)	4.36%	4.75%	4.35%		6.32%	5.62%
Total investment return based on market price(e)	4.40%	4.45%	4.70%		5.89%	5.77	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,084	$8,818	$8,520		$6,893	$6,559
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45%	0.45%	0.46	%(h)	0.45%	0.45	%(i)
Expenses excluding waivers/reimbursements(g)	0.46%	0.46%	0.47%		0.47%	0.46	%(i)
Net investment income(c)	1.36%	1.30%	1.26%		1.15%	1.92	%(i)
Portfolio turnover rate(j)	35%	34%	55%		31%	14%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(i)Annualized.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Notes to Financial Statements

April 30, 2025

1. ORGANIZATION

New York Life Investments ETF Trust (the “Trust”) (formally known as IndexIQ ETF Trust) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of nine operational funds (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).

Fund	Diversification Policy	Commencement of Operations Date
NYLI Hedge Multi-Strategy Tracker ETF*	Diversified	March 25, 2009
NYLI Merger Arbitrage ETF	Non-diversified	November 17, 2009
NYLI Candriam International Equity ETF	Diversified	December 17, 2019
NYLI Candriam U.S. Mid Cap Equity ETF	Diversified	October 25, 2022
NYLI Candriam U.S. Large Cap Equity ETF	Diversified	December 17, 2019
NYLI FTSE International Equity Currency Neutral ETF	Diversified	July 22, 2015
NYLI U.S. Large Cap R&D Leaders ETF	Non-diversified	February 8, 2022
NYLI Global Equity R&D Leaders ETF	Diversified	February 8, 2022
NYLI Healthy Hearts ETF	Non-diversified	January 14, 2021

*Fund is “fund of funds”, meaning that it seeks to achieve its investment objective by investing primarily in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). Such ETFs, ETVs and ETNs are referred to collectively as exchange-traded products (“ETPs”).

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the “Underlying Index”). The Underlying Index for each Fund is listed below:

Fund	Underlying Index
NYLI Hedge Multi-Strategy Tracker ETF	NYLI Hedge Multi-Strategy Index
NYLI Merger Arbitrage ETF	NYLI Merger Arbitrage Index
NYLI Candriam International Equity ETF	NYLI Candriam International Equity Index
NYLI Candriam U.S. Mid Cap Equity ETF	NYLI Candriam U.S. Mid Cap Equity Index
NYLI Candriam U.S. Large Cap Equity ETF	NYLI Candriam U.S. Large Cap Equity Index
NYLI FTSE International Equity Currency Neutral ETF	FTSE Developed ex North America 50% Hedged to USD Index
NYLI U.S. Large Cap R&D Leaders ETF	NYLI U.S. Large Cap R&D Leaders Index
NYLI Global Equity R&D Leaders ETF	NYLI Global Equity R&D Leaders Index
NYLI Healthy Hearts ETF	NYLI Candriam Healthy Hearts Index

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. NYLI Disclosure Committee (“Committee”) acts as the Funds’ chief operating

Notes to Financial Statements (continued)

April 30, 2025

decision maker assessing performance and making decisions about resource allocation. The Committee has determined that each Fund has a single operating segment based on the fact that the Committee monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy. The financial information provided to and reviewed by the Committee is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

New York Life Investment Management LLC (“NYLIM” or “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the Fund’s listed exchange is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) designated the Advisor as its Valuation Designee (the “Valuation Designee”). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Fund’s and the Valuation Designee’s policies and procedures (“Valuation Procedures”) govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources.

Notes to Financial Statements (continued)

April 30, 2025

In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca or Nasdaq, and the value of such securities used in computing a Fund’s NAV are generally determined as of such times.

A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, a swap will be valued using market-based prices provided by independent pricing sources or broker dealer bid quotations (i.e. counterparty).

Forward foreign currency contracts and currency-related derivatives, are generally valued by taking forward points of the contract and calculating an interpolated rate based on the forward currency rate as of the 4PM GMT London rate.

If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, such investments are generally valued using the investment company’s NAV per share or public offering price. Those companies may also use fair value pricing under some circumstances.

When market quotations or prices are not readily available or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Valuation Designee pursuant to the Valuation Procedures. The Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Valuation Designee. The Valuation Designee may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

A Fund may sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares (“Dreyfus Institutional Fund”). The Dreyfus Institutional Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Institutional Fund has no redemption restriction and is valued at the daily NAV.

Under normal conditions, to the extent a Fund invests in securities lending, the Fund may invest its cash collateral in the Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Notes to Financial Statements (continued)

April 30, 2025

an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2025, is disclosed at the end of each Fund’s Schedule of Investments.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.

Notes to Financial Statements (continued)

April 30, 2025

The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Foreign Taxes

The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Fund has an open receivable. The Funds regularly evaluate the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Funds’ net asset value for such refunds may be written down partially or in full, which will adversely affect the Funds’ net asset value.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the year ended April 30, 2025, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired and are disclosed as “Short-Term Investments” in the Schedules of Investments.

Notes to Financial Statements (continued)

April 30, 2025

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date net of any foreign tax withheld at the source. Interest income is accrued daily as earned using the effective interest rate method. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income and capital gains are typically distributed to shareholders annually; except the NYLI Candriam International Equity ETF, NYLI Candriam U.S. Mid Cap Equity ETF, NYLI Candriam U.S. Large Cap Equity ETF, NYLI FTSE International Equity Currency Neutral ETF, NYLI U.S. Large Cap R&D Leaders ETF, NYLI Global Equity R&D Leaders ETF and NYLI Healthy Hearts ETF typically distribute income quarterly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Restricted Cash

At April 30, 2025, certain Funds held restricted cash in connection with investments in certain-derivative securities. Restricted cash is held in a segregated account with the Funds’ custodian/counterparty broker and is reflected in the Statements of Assets and Liabilities.

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Funds’ securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy each Fund’s obligation to return the full amount owed to such Borrower.

Notes to Financial Statements (continued)

April 30, 2025

In accordance with the securities lending agreement between the Funds and BNY Mellon, the Funds will be indemnified by BNY Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of April 30, 2025, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
NYLI Hedge Multi-Strategy Tracker ETF	$66,584,983	$28,007	$1,163,566	$27,814,494	$95,591,050
NYLI Merger Arbitrage ETF	15,441,493	—	9,391	1,274,188	16,725,072
NYLI Candriam International Equity ETF	1,500,199	17,704	82,439	1,572,260	3,172,602
NYLI Candriam U.S. Mid Cap Equity ETF	615,795	2,735	4,310	564,626	1,187,466
NYLI Candriam U.S. Large Cap Equity ETF	93,766	—	39,246	930,564	1,063,576
NYLI FTSE International Equity Currency Neutral ETF	23,219,595	3,027	494,191	15,284,652	39,001,465
NYLI U.S. Large Cap R&D Leaders ETF	18,043	—	870	23,425	42,338
NYLI Global Equity R&D Leaders ETF	11,864	—	425	11,451	23,740
NYLI Healthy Hearts ETF	4,569	989	7,048	111,617	124,223

The collateral amount presented is in excess of the securities on loan.

Master Netting Arrangements

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of offset provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements on the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis on the Statements of Assets and Liabilities.

Total return swap contracts are valued at the unrealized appreciation/depreciation on Total Return Swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.

At April 30, 2025, the unrealized appreciation/depreciation on total return swap contracts reflecting a reset date at period end based on the contractual agreements with Merrill Lynch International (“MLI”) and Morgan Stanley Capital Service LLC (“Morgan Stanley”), as counterparties to the following Funds:

NYLI Hedge Multi-Strategy Tracker ETF	—
NYLI Merger Arbitrage ETF	($33,118)
NYLI Candriam International Equity ETF	—

Notes to Financial Statements (continued)

April 30, 2025

As of April 30, 2025, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with BNY Mellon are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received(1)	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
NYLI Hedge Multi-Strategy Tracker ETF	$93,733,494	$(93,733,494)	$—	$—	$—	$—
NYLI Merger Arbitrage ETF	16,226,847	(16,226,847)	—	—	—	—
NYLI Candriam International Equity ETF	3,024,545	(3,024,545)	—	—	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	1,147,778	(1,147,778)	—	—	—	—
NYLI Candriam U.S. Large Cap Equity ETF	1,039,407	(1,039,407)	—	—	—	—
NYLI FTSE International Equity Currency Neutral ETF	35,633,676	(35,633,676)	—	—	—	—
NYLI U.S. Large Cap R&D Leaders ETF	40,920	(40,920)	—	—	—	—
NYLI Global Equity R&D Leaders ETF	23,247	(23,247)	—	—	—	—
NYLI Healthy Hearts ETF	118,118	(118,118)	—	—	—	—

1 The amount of collateral presented is limited such that the net amount cannot be less than $0.

As of April 30, 2025, each Fund’s OTC derivative assets, which may be offset against each Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
NYLI FTSE International Equity Currency Neutral ETF
Morgan Stanley	$373,811	$(373,811)	$—	$22,649,898	$(373,811)	$22,276,087

This does not reflect securities segregated as collateral, as detailed on the Schedule of Investments.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Insurance Company. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable) subject to the supervision of the Board.

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information; and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides

Notes to Financial Statements (continued)

April 30, 2025

office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Fund	Rate
NYLI Hedge Multi-Strategy Tracker ETF	0.75%
NYLI Merger Arbitrage ETF	0.75%
NYLI Candriam International Equity ETF	0.15%
NYLI Candriam U.S. Mid Cap Equity ETF	0.15%
NYLI Candriam U.S. Large Cap Equity ETF	0.09%
NYLI FTSE International Equity Currency Neutral ETF	0.19%
NYLI U.S. Large Cap R&D Leaders ETF	0.14%
NYLI Global Equity R&D Leaders ETF	0.18%
NYLI Healthy Hearts ETF	0.45%

In consideration of the fees paid with respect to the Funds, the Advisor has agreed to pay all expenses of the Trust, except (i) brokerage and other transaction expenses, including taxes; (ii) extraordinary legal fees or expenses, such as those for litigation or arbitration; (iii) compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vi) the advisory fee payable to the Advisor.

The Advisor has entered into a Fee Waiver Agreement with certain Funds under which it has contractually agreed to waive a portion of its management fee equal to a specific percentage of the average daily net assets as follows:

Fund	Rate
NYLI Hedge Multi-Strategy Tracker ETF	0.22%

The Advisor has entered into an Expense Limitation Agreement with certain Funds under which it has contractually agreed to waive or reduce its management fee and/or reimburse expenses of certain Funds in an amount that limits “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of each Fund as follows:

Fund	Rate
NYLI Candriam International Equity ETF	0.15%
NYLI Candriam U.S. Mid Cap Equity ETF	0.15%
NYLI Candriam U.S. Large Cap Equity ETF	0.09%
NYLI U.S. Large Cap R&D Leaders ETF	0.14%
NYLI Global Equity R&D Leaders ETF	0.18%
NYLI Healthy Hearts ETF	0.45%

The Fee Waiver and Expense Limitation Agreements will remain in effect permanently unless terminated by the Board of Trustees of the Funds.

Notes to Financial Statements (continued)

April 30, 2025

As of April 30, 2025, the Advisor waived/reimbursed the following Fund expenses:

Fund	Waived/Reimbursed Expenses
NYLI Hedge Multi-Strategy Tracker ETF	$1,384,003
NYLI Candriam International Equity ETF	22,807
NYLI Candriam U.S. Mid Cap Equity ETF	26,950
NYLI Candriam U.S. Large Cap Equity ETF	44,747
NYLI FTSE International Equity Currency Neutral ETF	—
NYLI U.S. Large Cap R&D Leaders ETF	955
NYLI Global Equity R&D Leaders ETF	644
NYLI Healthy Hearts ETF	1,149

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Authorized Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. Under the terms of the agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. BNY Mellon is also responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in large blocks of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable

Notes to Financial Statements (continued)

April 30, 2025

to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At April 30, 2025, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
NYLI Hedge Multi-Strategy Tracker ETF	$742,249,412	$219,626,864	$(206,271,354)	$13,355,510
NYLI Merger Arbitrage ETF	231,420,182	54,144,697	(53,059,094)	1,085,603
NYLI Candriam International Equity ETF	190,393,349	33,246,004	(15,163,475)	18,082,529
NYLI Candriam U.S. Mid Cap Equity ETF	200,611,101	20,035,545	(21,672,186)	(1,636,641)
NYLI Candriam U.S. Large Cap Equity ETF	319,269,739	49,337,796	(26,529,793)	22,808,003
NYLI FTSE International Equity Currency Neutral ETF	884,777,120	174,737,000	(79,971,219)	94,765,781
NYLI U.S. Large Cap R&D Leaders ETF	6,954,884	713,442	(507,225)	206,217
NYLI Global Equity R&D Leaders ETF	6,287,460	876,540	(548,522)	328,018
NYLI Healthy Hearts ETF	8,497,657	1,503,060	(922,952)	580,108

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments, amortization of market premium, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at April 30, 2025.

At April 30, 2025, the components of undistributed or accumulated earnings/losses on a tax-basis were as follows:

Fund	Ordinary Income (Loss)[1]	Net Capital Gain (Losses)[2]	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
NYLI Hedge Multi-Strategy Tracker ETF	$2,489,695	$(91,789,237)	$13,355,510	$(75,944,032)
NYLI Merger Arbitrage ETF	—	(40,399,912)	1,032,458	(39,367,454)
NYLI Candriam International Equity ETF	1,993,841	(11,566,576)	18,162,144	8,589,409
NYLI Candriam U.S. Mid Cap Equity ETF	212,545	(9,862,206)	(1,636,641)	(11,286,302)
NYLI Candriam U.S. Large Cap Equity ETF	285,186	(15,096,706)	22,808,003	7,996,483
NYLI FTSE International Equity Currency Neutral ETF	17,899,045	(39,939,866)	94,774,467	72,733,646
NYLI U.S. Large Cap R&D Leaders ETF	4,781	(503,755)	206,217	(292,757)
NYLI Global Equity R&D Leaders ETF	7,254	(462,582)	328,685	(126,643)
NYLI Healthy Hearts ETF	12,220	(514,198)	581,791	79,813

1Includes late year ordinary loss, if any.

2Amount includes the deferral of post October losses, if any.

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts, post-October, passive foreign investment companies and partnerships and late year losses.

Notes to Financial Statements (continued)

April 30, 2025

At April 30, 2025, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:

Fund	Total distributable earnings/ (accumulated loss)	Paid-in Capital
NYLI Hedge Multi-Strategy Tracker ETF	$(6,653,452)	$6,653,452
NYLI Merger Arbitrage ETF	11,308,847	(11,308,847)
NYLI Candriam International Equity ETF	(17,069,502)	17,069,502
NYLI Candriam U.S. Mid Cap Equity ETF	(14,808,375)	14,808,375
NYLI Candriam U.S. Large Cap Equity ETF	(48,112,836)	48,112,836
NYLI FTSE International Equity Currency Neutral ETF	(27,037,841)	27,037,841
NYLI U.S. Large Cap R&D Leaders ETF	(1,067,264)	1,067,264
NYLI Global Equity R&D Leaders ETF	(137,626)	137,626
NYLI Healthy Hearts ETF	(401,242)	401,242

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to the tax treatment of redemptions in-kind, distributions in excess of earnings and profits, nondeductible expenses, net operating loss and capital share redemptions utilized as distributions for tax purposes.

The tax character of distributions paid during the years ended April 30, 2025 and 2024 were as follows:

	2025			2024
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
NYLI Hedge Multi-Strategy Tracker ETF	$14,744,680	$—	$—	$25,206,630	$—	$—
NYLI Merger Arbitrage ETF	—	—	—	4,247,100	—	—
NYLI Candriam International Equity ETF	5,081,060	—	—	5,430,434	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	2,693,887	—	—	1,926,760	—	—
NYLI Candriam U.S. Large Cap Equity ETF	4,472,765	—	—	4,665,767	—	—
NYLI FTSE International Equity Currency Neutral ETF	18,231,541	—	—	8,859,486	—	—
NYLI U.S. Large Cap R&D Leaders ETF	82,172	—	—	71,777	—	—
NYLI Global Equity R&D Leaders ETF	102,558	—	—	153,927	—	—
NYLI Healthy Hearts ETF	121,723	—	—	106,617	—	—

At April 30, 2025, the Funds did not have any capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year.

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
NYLI Hedge Multi-Strategy Tracker ETF	$—	$—	$—
NYLI Merger Arbitrage ETF	—	—	—
NYLI Candriam International Equity ETF	—	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	—	—	—
NYLI Candriam U.S. Large Cap Equity ETF	—	—	—
NYLI FTSE International Equity Currency Neutral ETF	—	—	—
NYLI U.S. Large Cap R&D Leaders ETF	—	—	—
NYLI Global Equity R&D Leaders ETF	—	—	—
NYLI Healthy Hearts ETF	—	—	—

Notes to Financial Statements (continued)

April 30, 2025

At April 30, 2025, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards are as follows:

Fund	Utilized In Current Year	Short-Term With No Expiration	Long-Term With No Expiration
NYLI Hedge Multi-Strategy Tracker ETF	$1,049,535	$65,700,784	$26,088,453
NYLI Merger Arbitrage ETF	16,338,266	40,339,675	60,237
NYLI Candriam International Equity ETF	—	6,187,963	5,378,613
NYLI Candriam U.S. Mid Cap Equity ETF	—	7,670,898	2,191,308
NYLI Candriam U.S. Large Cap Equity ETF	—	7,639,064	7,457,642
NYLI FTSE International Equity Currency Neutral ETF	—	14,319,229	25,620,637
NYLI U.S. Large Cap R&D Leaders ETF	—	160,705	343,050
NYLI Global Equity R&D Leaders ETF	—	110,631	351,951
NYLI Healthy Hearts ETF	—	235,251	278,947

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of April 30, 2025, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.

The following table reflects shares of a Fund beneficially owned by NYLIM or funds or accounts managed by NYLIM where such holdings exceed 5% of the shares of the Fund. As of April 30, 2025, NYLIM or funds or accounts managed by NYLIM were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.

New York Life Investment Management LLC

Fund	% Ownership
NYLI Candriam International Equity ETF	81.2%
NYLI Candriam U.S. Mid Cap Equity ETF	98.3%
NYLI Candriam U.S. Large Cap Equity ETF	70.0%
NYLI FTSE International Equity Currency Neutral ETF	10.7%
NYLI U.S. Large Cap R&D Leaders ETF	84.4%
NYLI Global Equity R&D Leaders ETF	84.4%
NYLI Healthy Hearts ETF	66.4%

Notes to Financial Statements (continued)

April 30, 2025

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the year ended April 30, 2025, are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
NYLI Hedge Multi-Strategy Tracker ETF	$411,578,394	$416,768,310	$244,834,800	$119,851,289
NYLI Merger Arbitrage ETF	689,698,035	712,259,696	22,300,441	81,226,242
NYLI Candriam International Equity ETF	57,504,182	42,423,625	48,442,171	56,699,750
NYLI Candriam U.S. Mid Cap Equity ETF	103,263,295	103,407,371	65,702,981	68,401,452
NYLI Candriam U.S. Large Cap Equity ETF	125,141,087	125,078,968	93,488,794	141,606,009
NYLI FTSE International Equity Currency Neutral ETF	129,578,630	129,028,721	393,539,640	81,862,814
NYLI U.S. Large Cap R&D Leaders ETF	896,931	1,134,524	3,319,617	3,070,792
NYLI Global Equity R&D Leaders ETF	1,715,286	1,977,168	692,177	415,202
NYLI Healthy Hearts ETF	3,175,960	3,349,346	1,539,400	1,338,980

8. DERIVATIVE FINANCIAL INSTRUMENTS

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates based on a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of total return swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as a change in net unrealized appreciation depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement on the Statements of Operations.

When a Fund has an unrealized loss on a swap agreement, the Fund instructs the Custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.

The NYLI Hedge Multi-Strategy Tracker ETF, NYLI Merger Arbitrage ETF and NYLI Candriam International Equity ETF used total return swaps to replicate the performance of the Underlying Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

Notes to Financial Statements (continued)

April 30, 2025

Pursuant to documentation governing the Funds’ swap transactions with MLI and Morgan Stanley, MLI and Morgan Stanley have the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, MLI and Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. The Funds utilized swaps to affect both long and short exposure to several asset classes and market segments, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, preferred securities, emerging market-debt, mortgage-backed securities, floating rate notes, developed markets currencies, broad commodity indices, precious metals, equity market volatility, and U.S. Treasury bonds. As of April 30, 2025, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts. As of April 30, 2025, open swap transactions, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Forward Foreign Currency Contracts

The NYLI FTSE International Equity Currency Neutral ETF may enter into forward foreign currency contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A non-deliverable forward currency contract does not require physical delivery of the underlying currencies and the contract is settled based on the difference between the contracted price and the prevailing spot price of the agreed upon notional amount. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

Upon entering into a forward foreign currency contract, a Fund is required to segregate permissible liquid assets or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward foreign currency contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. At April 30, 2025, open forward foreign currency contracts, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives	Foreign Currency Risk	Equity Risk
NYLI Merger Arbitrage ETF
Unrealized appreciation on swap transactions		$14
NYLI FTSE International Equity Currency Neutral ETF
Unrealized appreciation on forward foreign currency contracts	$373,811

Notes to Financial Statements (continued)

April 30, 2025

	Foreign Currency Risk	Equity Risk
Liability Derivatives
NYLI Merger Arbitrage ETF
Unrealized depreciation on swap transactions		$33,118
NYLI FTSE International Equity Currency Neutral ETF
Unrealized depreciation on forward foreign currency contracts	$22,649,898

Transactions in derivative instruments reflected on the Statements of Operations during the year ended April 30, 2025, were as follows:

Fund	Foreign Currency Risk	Equity Risk
NYLI Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions		$(12,038,938)
NYLI Merger Arbitrage ETF
Realized gain (loss)
Swap transactions		(2,310,015)
Change in unrealized appreciation (depreciation)
Swap transactions		(33,104)
NYLI Candriam International Equity ETF
Realized gain (loss)
Swap transactions		(2,360)
NYLI FTSE International Equity Currency Neutral ETF
Realized gain (loss)
Swap transactions		4,655
Forward foreign currency contracts	$4,375,444
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	(27,821,674)

For the year ended April 30, 2025, the monthly average notional value of the derivatives held by the Funds were as follows:

	Average Notional Value
Fund	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI Candriam International Equity ETF	NYLI FTSE International Equity Currency Neutral ETF
Asset Derivatives
Swap contracts	$79,350,451	$—	$828,017	$—
Forward foreign currency contracts	—	—	—	711,053,203

Liability Derivatives
Swap contracts	(78,560,619)	(66,632,935)	—	—
Forward foreign currency contracts	—	—	—	(712,527,939)

Notes to Financial Statements (continued)

April 30, 2025

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Counterparty Risk

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. In those instances, an underlying ETP utilizing such deliverables will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the underlying ETP will sustain losses.

Currency Hedging Risk1

A Fund may use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

Currency Risk

Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies). Therefore, while much of the income received by a Fund may be denominated in foreign currency, the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore, a Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both a Fund’s ability to track the Underlying Index, and Fund returns in general, may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Derivatives Risk

Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Futures and other derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Derivatives may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

Emerging Market Securities Risk

A Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. The securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

1Applies to NYLI FTSE International Equity Currency Neutral ETF.

Notes to Financial Statements (continued)

April 30, 2025

ESG Investing Style Risk2

The application of environmental, social and corporate governance investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria.

Fund of Funds Risk3

If a Fund is a “fund of funds”, the Funds’ investment performance depends on the investment performance of the underlying ETFs in which it invests. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees of the underlying ETFs in which it invests.

Index Risk

The Funds’ Underlying Indexes and the Funds rebalance only on a monthly, quarterly or annual basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Large Transaction Risks

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Passive Management Risk

Unlike many investment companies, each Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, a Fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) its Underlying Index.

2Applies to NYLI Candriam International Equity ETF, NYLI Candriam U.S. Mid Cap Equity ETF, NYLI Candriam U.S. Large Cap Equity ETF and NYLI Healthy Hearts ETF.

3Applies to NYLI Hedge Multi-Strategy Tracker ETF.

Notes to Financial Statements (continued)

April 30, 2025

Total Return Swap Risk4

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, a Fund may also be required to pay the dollar value of that decline (or, if an inverse swap, increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the funds.

11. SUBSEQUENT EVENTS

On June 25, 2025, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to liquidate the NYLI Healthy Hearts ETF pursuant to the terms of a plan of liquidation. After considering all of the information presented, the Board concluded that it would be in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about August 26, 2025.

Other than the Fund liquidation, management has determined that there were no other material events that would require disclosure in the preparation of these financial statements.

4Applies to NYLI Hedge Multi-Strategy Tracker ETF and NYLI Merger Arbitrage ETF.

Report of Independent Registered Public Accounting Firm

April 30, 2025

To the Board of Trustees of New York Life Investments ETF Trust and Shareholders of each of the nine funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting New York Life Investments ETF Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

NYLI Hedge Multi-Strategy Tracker ETF[1]	NYLI FTSE International Equity Currency Neutral ETF[1]
NYLI Merger Arbitrage ETF[1]	NYLI U.S. Large Cap R&D Leaders ETF[1]
NYLI Candriam International Equity ETF[1]	NYLI Global Equity R&D Leaders ETF[1]
NYLI Candriam U.S. Mid Cap Equity ETF[1]	NYLI Healthy Hearts ETF[1]
NYLI Candriam U.S. Large Cap Equity ETF[1]

1Statement of operations for the year ended April 30, 2025, and statement of changes in net assets for the years ended April 30, 2025 and 2024.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 29, 2025

We have served as the auditor of one or more investment companies in the New York Life Investments ETF Complex since 2015.

Supplemental Information (unaudited)

Supplemental Information (unaudited)

Federal Tax Status of Dividends Declared During the Tax Year

Qualified Dividend Income — Certain dividends paid by the fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended April 30, 2025 taxed at a maximum rate of 20% is as follows:

NYLI Hedge Multi-Strategy Tracker ETF	14.92%
NYLI Merger Arbitrage ETF	0.00%
NYLI Candriam International Equity ETF	82.49%
NYLI Candriam U.S. Mid Cap Equity ETF	75.12%
NYLI Candriam U.S. Large Cap Equity ETF	100.00%
NYLI FTSE International Equity Currency Neutral ETF	69.09%
NYLI U.S. Large Cap R&D Leaders ETF	100.00%
NYLI Global Equity R&D Leaders ETF	100.00%
NYLI Healthy Hearts ETF	100.00%

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2025 that qualifies for the dividends received deduction is as follows:

NYLI Hedge Multi-Strategy Tracker ETF	7.06%
NYLI Merger Arbitrage ETF	0.00%
NYLI Candriam International Equity ETF	0.00%
NYLI Candriam U.S. Mid Cap Equity ETF	68.81%
NYLI Candriam U.S. Large Cap Equity ETF	92.05%
NYLI FTSE International Equity Currency Neutral ETF	0.00%
NYLI U.S. Large Cap R&D Leaders ETF	100.00%
NYLI Global Equity R&D Leaders ETF	39.85%
NYLI Healthy Hearts ETF	76.45%

Foreign Taxes Paid — The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended April 30, 2025, are as follows:

Fund	Foreign Taxes Per Share	Foreign Income Per Share
NYLI Hedge Multi-Strategy Tracker ETF	—	—
NYLI Merger Arbitrage ETF	—	—
NYLI Candriam International Equity ETF	0.07	0.87
NYLI Candriam U.S. Mid Cap Equity ETF	—	—
NYLI Candriam U.S. Large Cap Equity ETF	—	—
NYLI FTSE International Equity Currency Neutral ETF	0.07	0.77
NYLI U.S. Large Cap R&D Leaders ETF	—	—
NYLI Global Equity R&D Leaders ETF	—	—
NYLI Healthy Hearts ETF	—	—

In January 2026, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2025.

April 30, 2025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statements of Operations within the Fund’s Financial Statements.

Board Review of Investment Advisory Agreements

April 30, 2025

Approval Relating to Annual Continuation of the Advisory Agreement

The Board (the members of which are referred to as “Trustees”) met in person on March 27, 2025, to consider the approval of the continuation, for an additional year, of the Advisory Agreement with respect to the series of the Trust for which the agreement applies (the “Funds”). The Board noted that the Advisory Agreement was between the Trust and New York Life Investment Management LLC (the “Advisor”).

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement with respect to the Funds. In connection with considering approval of the continuation of the Advisory Agreement, the Trustees who are not considered “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of the continuation of the Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor to the Funds and the fees charged by the Advisor; (2) information concerning the business and operations, compliance program and portfolio management teams of the Advisor; (3) the expense levels of each Fund; (4) the investment performance of the Funds; (5) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Trust, including expense limitation agreements and fee waiver agreements between the Advisor and certain Funds; (6) the extent to which economies of scale would be realized as each Fund grows; (7) any “fall-out” benefits derived or to be derived by the Advisor from its relationship with the Trust; and (8) potential conflicts of interest. The Board considered that the Funds were passively managed exchange-traded funds (“ETFs”) and that each Fund except the NYLI FTSE International Equity Currency Neutral ETF was designed to track an index provided by the Advisor.

In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement; (2) information about applicable expense limitation and fee waiver agreements; (3) information describing the Advisor and the services provided thereby; (4) information regarding the compliance program and portfolio management team of the Advisor; (5) copies of the Form ADV for the Advisor; (6) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (7) materials provided by the Advisor in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (8) a presentation by personnel of the Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the Funds with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and the New York Life Investments Active ETF Trust.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.The nature, extent and quality of the facilities and services provided by the Advisor. The Board reviewed the services that the Advisor provides to the Funds, noting that they had continually reviewed and overseen such services throughout the past year. The Board noted the responsibilities that the Advisor has as the investment advisor to the Funds, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, obtaining licenses for use of indexes tracked by the Funds, providing officers for the Funds, ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds.

Board Review of Investment Advisory Agreements (continued)

April 30, 2025

The Board reviewed the Advisor’s experience, resources, and strengths in managing ETFs and other investment mandates, including the Advisor’s management of the Funds and the funds of the New York Life Investments Active ETF Trust. The Board also noted and discussed with the Advisor the resources and additional support and personnel from its affiliate New York Life Insurance and Annuity Corporation, which resources enhance and support the work of the Advisor’s officers and staff. The Board also considered the tenure and experience of the personnel at the Advisor providing management and administrative services to the Funds. The Board also considered the Advisor’s marketing and distribution strategy, including the various services engaged by the Advisor in seeking to market and grow assets in the Funds.

Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s ability to render such services based on its personnel, experience, operations, and resources.

2.Comparison of services provided and fees charged by the Advisor and other investment advisers to similar clients, and the cost of the services provided and profits realized by the Advisor from its relationship with the Funds. The Board then compared both the services rendered and the fees paid with respect to the Funds pursuant to the Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs.

In particular, the Board compared each Fund’s advisory fee and expense ratio (including acquired fund fees and expenses, as applicable) to other investment companies considered to be in each such Fund’s peer group. The Advisor presented information on how peer groups were selected for the Funds, which generally are differentiated from broad Morningstar categorization based on distinguishing characteristics of many Funds’ core strategies, several of which are unique indexes designed by the Advisor. The Advisor explained that, consistent with prior practice, peer groups were selected by the Advisor using an objective methodology.

The Board noted that certain Funds had peer groups of limited size and, in certain cases, with substantial differences in portfolio management and operational costs. The Board was presented with information describing the Funds’ performance and fees, with information relative to peer groups. The Board considered unique characteristics of certain Funds relative to peer groups, particularly where such Funds had fee or total expense ratios that diverged from the median levels of the applicable peer group. The Board also discussed price pressure in the general ETF marketplace and the impact of market pressures on the price levels for relatively unique investment strategies such as those implemented by several of the Funds.

Additionally, the Trustees considered that the Advisor had put in place expense limitation or fee waiver agreements whereby the Advisor reimburses expenses and/or waives fees to limit the impact above set thresholds of certain expenses on shareholders of certain Funds. The Board noted that such expense limitation and fee waiver agreements were reflected, where applicable, in the peer group analysis provided by the Advisor. The Board further noted that the Advisor had put in place permanent expense limitation and/or fee waiver agreements for certain Funds, which were subject to termination by the Board.

The Board also considered that certain Funds invest in other underlying funds and based on information provided by the Advisor, and determined that fees that would be paid to the Advisor that are attributable to the investments made by such Funds would not be duplicative.

After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by the Advisor and the costs incurred by the Advisor in rendering those services, the Board concluded that the level of fees paid (or proposed to be paid) to the Advisor with respect to each Fund is fair and reasonable.

Board Review of Investment Advisory Agreements (continued)

April 30, 2025

3.The Advisor’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the Advisor the costs and profitability of the Advisor in connection with its serving as investment advisor to each Fund, including operational costs. The Board also discussed additional resources available to the Advisor as part of a larger organization, including the investment of financial and human resources into the Advisor and additional support to market and distribute the Funds.

The Board considered information regarding the strategy of the Advisor to grow assets in the Funds during the calendar year, including the marketing and distribution details that were provided in the Board materials. The Board reviewed the net asset levels of the Funds and the impact of both high and low asset levels on such Funds. The Advisor presented to the Board information on the operating profits on a year over year basis.

The Board considered whether the continued operation of certain Funds that had not attracted significant assets under management would be profitable to the Advisor under the unitary fee arrangement of the Advisory Agreement and determined to continue to review the asset levels of the Funds in relation to the Advisor’s profitability. The Board also noted the existence of Expense Limitation Agreements and Fee Waiver Agreements applicable to certain of the Funds, and their respective impacts on costs to shareholders and profitability of the Advisor.

The Board concluded that the fees paid to the Advisor were reasonable when considering the relative asset levels and profitability of the Funds to the Advisor.

4.Investment performance of the Funds. The Board considered the investment performance of the existing Funds, including tracking error. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Advisor in reaching such objectives. The Board considered each Fund’s investment performance compared to the underlying index that each Fund seeks to track and includes in its prospectus and shareholder reports. The Board also considered each Fund’s investment performance compared to the respective Fund’s peer group. The Board concluded that the investment performance of the Funds, particularly in the context of tracking error as against each Fund’s underlying index and in succeeding in satisfying their stated investment objective, supported the approval of the Advisory Agreement.

The Board agreed that it had been furnished with sufficient information, both at the meeting and in its ongoing oversight of the Funds, to make an informed business decision with respect to the Advisory Agreement for the Funds. Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the Advisory Agreement with the Advisor were reasonable and fair to the Funds and to recommend to the Board the approval of the Advisory Agreement. As a result, all of the Board members, including the Independent Trustees, determined that the continuation of the Advisory Agreement with the Advisor was in the best interests of each Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the continuation of the Advisory Agreement for an additional one-year period.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

(b)	Please refer to Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New York Life Investments ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date July 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date July 8, 2025

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date July 8, 2025